As filed with the Securities and Exchange Commission on February 1, 2022

Securities Act Registration No. 333-257500

Investment Company Act Reg. No. 811-23711

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. 4	[ ]
Post-Effective Amendment No. ___	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 4	[ ]

(Check appropriate box or boxes.)

Lind Capital Partners Municipal Credit Income Fund

(Exact Name of Registrant as Specified in Charter)

500 Davis Center, Suite 1004

Evanston, IL 60201

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (312) 878-3830

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, Delaware 19901

 (Name and Address of Agent for Service)

With Copies To:

Bo J. Howell	J. Robert Lind
Strauss Troy Co., LPA	Lind Capital Partners
150 E. 4th St., #4	500 Davis Center, Suite 1004
Cincinnati, Ohio 45202	Evanston, IL 60201

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

[X]	Securities being registered on this Form will be offered on a continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”)

It is proposed that this filing will become effective (check appropriate box)

[X]	when declared effective pursuant to Section 8(c) of the Securities Act

Check each box that appropriately characterizes the Registrant:

[X]	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
[X]	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
[X]	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Lind Capital Partners Municipal Credit Income Fund

LCPMX

February 2, 2022

Unlimited Shares of Beneficial Interest

IMPORTANT INFORMATION REGARDING

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

The Fund

Lind Capital Partners Municipal Credit Income Fund (the “Fund”) is a newly organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund’s primary investment objectives are to generate high current income from investments in municipal securities exempt from federal income tax (“Municipal Bonds”) and capital preservation. Therefore, the Fund will primarily invest in high-yield, U.S. dollar denominated Municipal Bonds as described in this prospectus. High-yield bonds are also known as “below-investment grade” or “junk” bonds. Please refer to the High Yield Risk disclosure in the prospectus for more information on the speculative nature of high-yield bonds.

The Fund operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act, which means it offers to repurchase shares from shareholders quarterly. The Fund’s shares are continuously offered and shareholders are not required to participate in any quarterly repurchases.

This Prospectus sets forth concisely the information that you should know before investing in the Fund. You are advised to read it carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated February 2, 2022, has been filed with the U.S. Securities and Exchange Commission (the “SEC”). You may request a free copy of this Prospectus, the SAI, annual and semi-annual shareholder reports, and other information about the Fund through the Fund’s website at www.LCPMX.com or by writing to the Fund at Lind Capital Partners Municipal Credit Income Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, NE 68154.  The SAI is incorporated by reference into this Prospectus in its entirety. The table of contents of the SAI appears on page B-1 of this Prospectus.

As permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, Ultimus Fund Solutions, LLC (the “Transfer Agent”). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at 833-615-3031. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

The SEC has not approved or disapproved of these securities or passed upon the accuracy and adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisers as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

FORWARD-LOOKING STATEMENTS

This Prospectus and the related Statement of Additional Information contain forward-looking statements, within the meaning of the federal securities laws that involve risks and uncertainties. These statements describe the Fund’s plans, strategies, and goals and the Fund’s beliefs and assumptions concerning future economic and other conditions and the outlook for the Fund, based on currently available information. In this Prospectus, words such as “anticipates,” “believes,” “expects,” “objectives,” “goals,” “future,” “intends,” “seeks,” “will,” “may,” “could,” “should,” and similar expressions are used to identify forward-looking statements, although some forward-looking statements may be expressed differently. The Fund is not entitled to the safe harbor for forward-looking statements pursuant to Section 27A of the Securities Act.

Investment Objective

The Fund’s primary investment objectives are to generate high current income from investments in municipal securities exempt from federal income tax and capital preservation.  Additional return via capital appreciation is a secondary investment objective of the Fund.

Investment Strategy

The Fund will primarily invest in high-yield, U.S. dollar denominated Municipal Bonds (commonly referred to as “below investment grade” or “junk” bonds). The Adviser anticipates a significant percentage of portfolio securities will not be rated by any rating agency. The Fund focuses its investments on smaller issuers. The Fund’s portfolio will consist of fixed-rate securities with maturities of between 10 and 30 years.

Lind Capital Partners, the Fund’s investment adviser (the “Adviser”), conducts credit analyses using the following factors: (i) reliability of the income stream to pay principal and interest on the bonds, when due; (ii) quality of the investment’s borrower or guarantor; (iii) the financial health and outlook for the geographic location of the investment; (iv) competitiveness and market position of any facility supporting the investment; and (v) the structural features of the investment.

In pursuing its investments, the Fund may borrow up to the maximum amount permitted under federal securities laws. Under the Investment Company Act of 1940, the Fund can borrow up to 33 1/3% of its total assets (including borrowed monies); it is required to maintain at all times an asset coverage of at least 300% of the amount of its borrowings. The Fund is a “non-diversified” investment company and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.”

Investment Risks

The Fund is not intended to be a complete investment program. Before buying shares, you should read the discussion of the principal risks of investing in the Fund, which are summarized in “Prospectus Summary — Summary of Principal Risk Factors and Special Considerations” and in “Risk Factors and Special Considerations.”

The Fund is subject to certain risks due to its investment strategy. See “Risk Factors and Special Considerations”. The Fund cannot assure you that the investment objective will be achieved. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. An investment in the Fund is not appropriate for all investors nor should it be a significant portion of your investment portfolio for these reasons:

●

The Fund is newly organized, and its shares have no trading history. The shares will be repurchased at their net asset value, which may be a discount from their initial offering price, which increases investors’ risk of loss. See “Risk Factors and Special Considerations” for additional information regarding the risks of investing in the Fund.

●	The amount of distributions that the Fund may pay, if any, is uncertain.

●

A Fund shareholder will not be able to redeem its shares daily because the Fund is a closed-end interval fund with quarterly redemptions. In addition, the Fund’s shares are subject to restrictions on transferability, and liquidity will be provided by the Fund only through quarterly repurchase offers or transfer of shares as described in this prospectus. An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Fund’s shares and should be viewed as a long-term investment.

●	The Fund will invest in illiquid securities that are often subject to legal and other restrictions on resale and may be difficult to value and sell.

●

The Fund expects that in some cases, public market prices will not be available for the Fund’s portfolio securities, and where private market prices are available, such prices may be unreliable.  Valuation of illiquid portfolio securities may be challenging, and the Fund may not be able to sell its portfolio securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale to do so. This may in turn adversely affect the Fund’s net asset value (“NAV”). No Shareholder will have the right to require the Fund to repurchase its shares, except as permitted by the Fund’s interval structure.

●

No public market for the shares exists, and none is expected to develop in the future. Consequently, shareholders will not be able to liquidate their investment other than because of repurchases of their shares by the Fund, and then only on a limited basis.

●

Although the Fund will offer to repurchase shares on a quarterly basis in accordance with the Fund’s repurchase policy, the Fund will not otherwise be required to repurchase or redeem shares at the option of a shareholder nor will shares be exchangeable for units, interests or shares of any other fund. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may be able to have only a portion of their shares repurchased.

●

The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.

●

A return of capital to shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of shares, even if such shares are sold at a loss relative to the shareholder’s original investment.

Investment Manager

The Fund’s investment manager is Lind Capital Partners, LLC (the “Adviser”). As of December 31, 2021, the Adviser had approximately $200,000,000 in assets under management.

Information about the Fund’s shares

	Price to Public	Sales Load[2]	Proceeds to Fund
Public Offering Price [1]	$10.00	$0.00	$10.00

1.

There is no minimum number of Shares that must be sold to affect this Offering. Shares currently registered are sold in a continuous offering at the Fund’s then current NAV. Offering expenses are estimated to be $80,000. The Fund will bear these expenses, subject to the expense limitation agreement described in the “Summary of Fund Expenses”.

2.	The Shares are not subject to a sales load at any time during the offering.

Minimum Initial Investment. Each investor must initially purchase a minimum of $100,000 of shares in the Fund.

No broker-dealer, salesperson, or other person is authorized to give an investor any information or to represent anything not contained in this Prospectus. As a prospective investor, you must not rely on any unauthorized information or representations that anyone provides to you. This Prospectus is an offer to sell or a solicitation of an offer to buy the securities it describes, but only under the circumstances and in jurisdictions where and to persons to which it is lawful to do so. The information contained in this Prospectus is current only as of the date of this Prospectus.

               This prospectus (the “Prospectus”) applies to the public offering of an unlimited number of shares of beneficial interest of the Fund (the “Shares”). The Shares will be offered on a continuous basis at the NAV per share of the Fund next calculated after receipt of the purchase in good order. The Fund’s shares will be offered through the principal underwriter, Ultimus Fund Distributors, LLC. In addition, certain institutions (including banks, trust companies, brokers, and investment advisers) will be authorized to accept, on behalf of the Fund, purchase orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders. See “Purchases of Shares” for more information.

●	The Shares will be continuously offered under Rule 415 of the Securities Act of 1933 (the “Securities Act”).

●	The Fund intends to qualify and will elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund’s Shares do not represent a deposit or an obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Interval Fund/Repurchase Offers

The Fund is an “interval fund,” a type of fund which, to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase 5% to 25% of its outstanding shares at net asset value. Subject to applicable law and approval of the Fund’s Board of Trustees, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at net asset value.

Shareholders will receive written notice at least 21 days and no more than 42 days in advance of the deadline to submit a repurchase request (the “Repurchase Deadline”). The repurchase price for shares is set 14 days after the Repurchase Deadline. The initial repurchase offer is expected to occur at the end of the Fund’s first fiscal quarter. For more information on the Fund’s repurchase policies and the attendant risks, see “Periodic Repurchase Offers” in this Prospectus.

Contents

Summary of Fund Expenses	8
Investment Objective	9
Principal Investment Strategy	9
Principal Investment Risks	12
Non-Principal Investment Strategies and Risks	18
The Fund and its Management	21
The Adviser	22
Fund Performance	23
Financial Highlights	24
Fund Expenses	25
Use of Proceeds	26
How to Buy Shares	27
Periodic Repurchase Offers	29
How to Transfer Shares	32
Non-Listed Closed-End Fund Structure	33
Voting Rights of Shareholders	35
Net Asset Value	35
Distributions and Dividends	37
Dividend Reinvestment Policy	38
Tax Considerations	39
Distributor	42
Administrator, Accounting Agent, and Transfer Agent	42
Custodian	42
Legal Matters	43
Independent Registered Public Accounting Firm	43
Additional Information	43

PROSPECTUS

This Prospectus provides information on the Lind Capital Partners Municipal Credit Income Fund and its shares of beneficial interest. You may also wish to request and read a copy of the Fund’s Statement of Additional Information, dated February 2, 2022 (the “SAI”), which contains additional information about the Fund. The Fund will amend the Prospectus and SAI to reflect any material change and such amendment(s) will be delivered to investors.

Summary of Fund Expenses

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear. To make an investment in the Fund, a prospective investor may open an account directly with the Fund or may open a brokerage account with selected broker-dealers, banks or other or financial intermediaries that have an agreement with the Distributor to sell Fund Shares. Any costs associated with opening an account through an intermediary are not reflected in the following table or the examples below. Investors should contact their broker or other financial professional for more information about the costs associated with opening such an account.

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load (percentage of purchase amount)	None
Repurchase proceeds processed by wire transfer fee (per wire redemption; deducted directly from account)[1]	$15.00
ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets attributable to Shares)
Management Fee	1.00%
Other Expenses[2]	0.39%
Total Annual Fund Expenses	1.39%
Less Fee Waiver and Expense Reimbursement(3)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%

1.

If Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s administrator, which is currently $15.

2.

Other Expenses are estimated for the Fund’s current fiscal year and include organizational costs. Offering expenses are estimated to be $80,000. The Fund will bear these expenses, subject to the expense limitation agreement described below.

3.

Lind Capital Partners, LLC, the investment adviser to the Fund (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least April 30, 2025, to ensure that total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of such Fund’s business), will not exceed 1.25% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser.

Example: You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

1 YEAR	3 YEARS
$13	$41

The preceding example is based on the fees and expenses set out above, including the contractual agreement to limit expenses through April 30, 2025, and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The rate of return of the Fund also may be greater or less than the hypothetical 5% return used in the example above.

The Fund will bear all expenses incurred in the business of the Fund. See “Summary of Fund Expenses” and “Fund Expenses.” The Fund’s offering costs include, among other things, legal, accounting, printing and other expenses.

The Adviser incurred organizational and offering costs on the Fund’s behalf and is entitled to receive reimbursement for such costs within the three years after the date on which the costs were incurred. The reimbursement to the Adviser for organizational and offering costs will be borne by the Shareholders. Organization costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization.

Investment Objective

The investment objectives of the Fund are to generate high current income from investments in municipal securities exempt from regular federal income tax and capital preservation. Additional return via capital appreciation is a secondary investment objective of the Fund. The Fund’s investment objective and principal investment strategy are not fundamental and may be changed by the Board without shareholder approval upon 60-days written notice to shareholders.

Principal Investment Strategy

The Fund will primarily invest in high-yield, U.S. dollar denominated municipal securities exempt from federal income tax (“Municipal Bonds”). High-yield bonds, including the Municipal Bonds in which the Fund invests, are commonly referred to as “below-investment grade” or junk bonds. Below-investment grade ratings are determined by Moody’s Investor Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), or Fitch, Inc. (“Fitch”), or, if a bond is unrated, by Lind Capital Partners to be of comparable quality. The Adviser anticipates a significant percentage of portfolio securities will not be rated by any rating agency. The Fund may also invest in higher rated Municipal Bonds or use derivatives such as options, futures contracts, or swap agreements to mitigate interest rate or credit risk. Additionally, the Fund may invest in mutual funds or ETFs for cash management purposes. The Fund focuses its investments on smaller issues, which it defines as issues of $10 million to $125 million.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of the issuance, exempt from regular federal income tax (the “80% Policy”). The Fund’s 80% Policy is fundamental and may not be changed by the Board without shareholder approval. Municipal Bonds are generally issued by or on behalf of U.S. states, territories, or possessions and their political subdivisions, agencies, and instrumentalities. For purposes of the Fund’s 80% policy, the Fund values its derivative instruments based on their market value.

The Fund’s portfolio will consist of fixed-rate securities with maturities of 10 years or longer, although the Fund may invest in securities of any maturity or duration. Maturity is when a security’s principal amount is due. Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes, which typically corresponds to increased volatility and risk, than securities with shorter durations. For example, if a security or portfolio has a duration of three years and interest rates increase by 1%, then the security or portfolio would decline in value by approximately 3%. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s other features. The Fund does not target an average portfolio duration or benchmark its portfolio to any bond index. The Fund does not target a specific yield to maturity, which is a measure of the expected annual return an investor would receive on a fixed-interest security if the security is held to maturity and all coupon and principal payments are made as scheduled

Lind Capital Partners, the Fund’s investment adviser (the “Adviser”), conducts credit analyses using the following factors: (i) reliability of the income stream to pay principal and interest on the bonds, when due; (ii) quality of the investment’s borrower or guarantor; (iii) the financial health and outlook for the geographic location of the investment; (iv) competitiveness and market position of any facility supporting the investment; and (v) the structural features of the investment. The Adviser conducts an exhaustive credit analysis at the time of purchase and on an ongoing basis.

The Adviser targets specific sub-sectors of the high yield municipal market that it believes offer superior risk-reward and in which active credit management can generate high income and capital appreciation opportunities. The Adviser maintains a proprietary “approved list” of municipal borrowers that meet credit, yield, and structural parameters and have undergone initial due diligence review. The portfolio managers continually updated and expanded the list to enable the Adviser to capitalize on trading opportunities when they arise.

The Fund invests across sectors and geographic regions, but will primarily invest in the following sectors and sub-sectors within the municipal bond market:

●	Senior Living
●	Education (such as colleges and universities, private secondary educational institutions, charter schools),
●	Healthcare (such as acute care hospitals, Federally Qualified Health Centers),
●	Economic Development,
●	Public Utilities,
●	Resource Recovery,
●	Transportation,
●	Housing (such as multi-family and student housing), and
●	Special Taxing Districts.

In pursuing its investments, the Fund may borrow up to the maximum amount permitted under federal securities laws. Under the Investment Company Act of 1940, the Fund can borrow up to 33 1/3% of its total assets (including borrowed monies); it is required to maintain at all times an asset coverage of at least 300% of the amount of its borrowings.

The Fund may invest in other types of fixed-income securities, including bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis and may engage in short sales. The Fund may also invest in other investment companies whose underlying assets are Municipal Bonds. The Fund can, without limitation, seek market exposure to Municipal Bonds by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

To enhance the Fund’s liquidity, particularly during redemption periods, the Adviser may sell certain of the Fund’s assets. The Fund expects to hold liquid assets to the extent required for purposes of liquidity management and compliance with the Investment Company Act. Generally, and under normal market conditions, the Fund will hold less than 20% of its net assets in cash or cash equivalents. To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the Investment Company Act, the Fund may invest without limit in illiquid investments.

The Adviser employs three main sell disciplines: 1) to exit a position in advance of credit decline that could materially impact success of project, 2) to execute relative value swaps and improve risk-return profile, and 3) to harvest tax-losses opportunistically.

The Fund is a “non-diversified” investment company and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” Under normal circumstances, the Fund will hold 25 to 200 investments.

Principal Investment Risks

It is possible that investors in the Fund will lose money. Before making an investment decision, investors should consult with a financial adviser and consider the appropriateness of this investment relative to their personal investment objectives and financial situation. In addition, all investors should be aware of how the Fund’s investment strategies fit into their overall investment strategy because the Fund is not designed to be a complete investment portfolio for any shareholder.

An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Fund’s Shares and should be viewed as a long-term investment. The Fund is an illiquid investment that only offers redemptions quarterly. Investors will not be able to redeem Shares daily because the Fund is a closed-end fund operating as an interval fund. The Fund’s Shares are not traded on an active market and there is currently no secondary market for the Shares, nor does the Fund expect a secondary market in the Shares to develop.

Credit Risk: the risk that the Fund could lose money if the issuer, guarantor, or insurers of a fixed-income security, or the counterparty to a derivative considered primarily speculative regarding the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Municipal Bond Risk: the risk that a Fund may be affected significantly by the economic, regulatory, or political developments affecting the ability of obligors of Municipal Bonds to pay interest or repay principal. The values of Municipal Bonds held by the Fund may be adversely affected by local political and economic conditions and developments. The Fund may make significant investments in a particular segment of the municipal bond market or in the debt of issuers located in the same state or territory. Adverse conditions in such industry or location could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. The amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s Adviser than funds that invest in stock or other corporate investments.

The Fund has a fundamental policy to not concentrate its investments in issuers in any one industry or group of related industries (the “Concentration Policy”). The SEC and its staff have taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. Many types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” or “group of related industries” unless the municipal security is backed principally by the assets and revenues of non-governmental issuers. See Fundamental Investment Policies and Restrictions in the Fund’s statement of additional information for more details on the Concentration Policy.

Interest Rate Risk: the risk that fixed-income securities will decline in value because of an increase in interest rates. The values of debt instruments, including Municipal Bonds, usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments.

High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. Such bonds are considered predominantly speculative and may be questionable as to principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Unrated municipal bonds determined by the Fund’s Adviser to be of comparable quality to rated municipal bonds which the Fund may purchase may pay a higher interest rate than such rated municipal bonds and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated municipal bonds or issuers than rated bonds or issuers.

Special Risks Related to Certain Municipal Securities: The Fund may invest in many different types of municipal securities with different types of risks. The following are specific types of risks associated with investments in particular types of municipal securities.

Senior Living Bond Risks. The success of senior living facilities is dependent on their ability to attract senior citizens with the ability to pay for the housing and other services provided by the facility. While a portion of these fees may be reimbursed by government programs, many senior living facilities are substantially dependent on the ability of seniors to sell their homes in order to afford to move into the senior living facility. Disruptions in local housing markets may negatively impact the ability of senior living facilities to attract occupants and to remain profitable. If such disruptions occur, or are perceived as likely to occur, the value of municipal bonds supported by the revenues of such senior facilities is likely to fall.

Education Bond Risk. Revenue bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Key factors that may lead to declining or insufficient revenues are restrictions on students’ ability to pay tuition, availability of state and federal funding and general economic conditions.

Health Care Bond Risk. The Fund may invest in health care bonds, including revenue bonds financing certain types of hospitals. A significant source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs which could in turn affect the issuer’s ability to repay the obligations associated with the specific bond. Several other factors may also affect the health care industry and the value and credit quality of health care bonds.

Economic Development Revenue Bond Risk. These bonds normally are secured only by the revenues from the project and not by the taxing authority of the issuing municipality. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. In addition, these types of revenue bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project.

Public Utilities Risk. Public utilities revenue bonds, such as water and sewer bonds are often considered to have relatively secure credit as a result of their issuer’s importance, monopoly status and generally unimpeded ability to raise rates. However, lack of water supply has led to past defaults. Further, public resistance to rate increases, costly environmental litigation and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Resource Recovery Bond Risk. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation is involved, at least during the construction phase, and the revenue stream is secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Transportation Bond Risk. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Housing Bond Risk. Housing revenue bonds are generally issued by a state, county, city, local housing authority or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family and student housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes to current laws and regulations.

Special Taxing Districts. There are also certain risks related to special taxing district revenue bonds associated with the potential failure of the tax levy to generate sufficient revenue to pay the obligations on such special tax district revenue bonds. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if a sufficient number of taxpayers fail to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Public Health Emergencies. Investments in municipal securities are subject to risks associated with the financial health of the issuers of such securities or the revenue associated with underlying projects. For example, the current COVID-19 pandemic has significantly stressed the financial resources of many municipalities and other issuers of municipal securities, which may impair their ability to meet their financial obligations and may harm the value or liquidity of a Fund’s investments in municipal securities. Responses by municipalities and other governmental authorities to the COVID-19 pandemic have caused disruptions in business and other activities. These and other effects of the COVID-19 pandemic, such as increased unemployment levels, have impacted tax and other revenues of municipalities and other issuers of municipal securities and the financial conditions of such issuers. In addition, in response to the COVID-19 pandemic, governmental authorities and regulators have enacted and are enacting significant fiscal and monetary policy changes, which present heightened risks to municipal securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly discontinued, disrupted, reversed or are ineffective in achieving their desired outcomes or lead to increases in inflation. Furthermore, governmental authorities have proposed various forms of relief for municipal issuers. As a result, there is an increased budgetary and financial pressure on municipalities and other issuers of municipal securities and heightened risk of default or other adverse credit or similar events for issuers of municipal securities, which would adversely impact a Fund’s investments.

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt performance.

The Fund may invest in securities which are, or which become, illiquid. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose readily of illiquid securities when that would be beneficial at a favorable time or price or at prices approximating those at which the Fund currently values them. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer or other obligated party. Investments in taxable municipal bonds and certain derivatives utilized by the Fund may cause the Fund to have taxable investment income.

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, the use of when-issued, delayed delivery, forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk: the risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser and the individual portfolio manager, and may cause the Adviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Valuation Risk: The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols require the Fund to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other registered investment companies to calculate their NAVs. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Non-Diversified Status Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act, which means the Fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Similarly, the Fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the U.S. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Act, the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Code, which imposes its own diversification requirements.

Risk of Failure to Qualify as a RIC: The Fund may be subject to substantial tax liabilities if it fails to qualify as a registered investment company (“RIC”).

Other Investment Policies and Risks

Short-Term Investments. The Fund may utilize short-term investments, including, but not limited to cash or high-quality cash equivalents, including money market instruments, including money market investment companies and ETFs, short-term debt securities, commercial paper, certificates of deposit, banker’s acceptances and time deposits (“Cash Equivalents”), for cash management purposes such as to meet expenses, pending the investment of assets, or to maintain the liquidity necessary to effect repurchases of Shares. The Fund may have significant holdings in cash and Cash Equivalents, generally at least 5%, and at times substantially more than 5% when seeking attractive investment opportunities and/or suitable investments.

Temporary Defensive Investments. In response to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality Cash Equivalents. A defensive position, taken at the wrong time may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

When a temporary defensive position is believed by the Adviser to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or Cash Equivalents, that the Adviser determines in its judgment to be of appropriate creditworthiness. Money market instruments in which the Fund may invest include obligations of the U.S. government, its agencies or instrumentalities, commercial paper that the Adviser determines to be investment grade, and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds, including ETFs. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. The Fund may find it more difficult to achieve its investment objective during temporary defensive periods.

Repurchase Offers. The Fund is an “interval fund” and, in order to provide liquidity to shareholders, it intends to conduct quarterly repurchase offers of the outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees. In each quarter, such repurchase offers will be for at least 5% of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding shares under ordinary circumstances. Repurchase offers and the need to fund repurchase obligations may affect the Fund’s ability to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.

The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, as defined in the section “Periodic Repurchase Offers.” If the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders. Please see the section titled “Tax Considerations” for more information on the tax treatment of the Fund and its Shares.

New Fund Risk. The Fund is a newly organized, non-diversified, closed-end investment management company and it has no operating or trading history.

Risk of Illiquidity of Fund Shares. There is presently no market for the Fund’s Shares, which have limited liquidity and currently can be sold by Shareholders only in the quarterly repurchase program of the Fund; unless and until a secondary market for the Fund’s Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the number of Shares that you desire to sell. The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. Additionally, the Fund does not expect that a secondary market in its Shares will develop.

As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at NAV. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s Shares to be illiquid. There is no guarantee that you will be able to sell the number of Shares that you wish to tender during a given repurchase offer.

Market Risk. Securities held by the Fund may fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds.

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. There can be no assurance that the Fund will not incur losses. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. An investment in the Shares is subject to risks and involves a heightened risk of total loss of investment.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Funds to lose value. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy.

For example, the economic crisis initially caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates, which, in some cases resulted in, and may in the future result in, negative interest rates. These actions, including their possible unexpected or sudden discontinuance, reversal, or potential ineffectiveness (including the perception by investors as unlikely to achieve the desired results), could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty and adversely affect the value of a Fund’s investments and the performance of the Fund. In addition, the impact of the economic and public health crisis in emerging market countries may be greater due to their generally less established healthcare systems and capabilities with respect to fiscal and monetary policies, which may exacerbate other pre-existing political, social and economic risks.

Management and Operational Risk. Prior to rendering investment services to the Fund, the Adviser has not managed any investment companies registered under the Investment Company Act. The Adviser’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

The Fund’s investment activities involve a significant degree of risk. The performance of any investment is subject to numerous factors which are neither within the control of nor predictable by the Adviser. There can be no assurance that any investment method employed on behalf of the Fund will produce profitable results. Profitable investing is often dependent on anticipating trends.

The Advisory Agreement gives the Adviser broad discretionary power to decide what investments the Fund will make and what strategies it will use. The Adviser may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses.

The services of the Adviser are essential to the continued operations of the Fund. If its services were no longer available, its absence could have a material adverse impact upon an investment in the Fund.

Cybersecurity Risk. The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

The Fund and its Management

Lind Capital Partners Municipal Credit Income Fund (the “Fund”) is a statutory trust formed on May 12, 2021 under the laws of the State of Delaware and registered with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified investment company. The Fund is offering its shares on a continuous basis at NAV per Share next calculated after receipt of the purchase in good order. The Fund does not intend to list its shares on any securities exchange and the Fund does not expect a secondary market to develop for the Shares.

The Fund is organized as a closed-end interval fund, which means that shareholders do not have the right to redeem their shares daily. In addition, the Fund’s Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through quarterly repurchase offers or transfer of shares as described herein below. An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. See “Risk Factors and Special Considerations” and “Non-Listed Closed-End Fund Structure”

Trustees and Officers. The Board is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Adviser. The Board is currently composed of three trustees of the Fund (the “Trustees”), including two independent trustees and an interested trustee who is an “interested person” of the Fund (as that term is defined by Section 2(a)(19) of the Investment Company Act). The Trustees meet periodically throughout the year to discuss and consider matters concerning the Fund and to oversee its activities, performance, and compliance with federal securities laws.

The Board approves all material agreements between the Fund and persons or companies furnishing services to the Fund. The daily operation of the Fund is delegated to the officers of the Fund and the Adviser subject always to the investment objective, restrictions, and policies of the Fund and to the general supervision of the Board. Officers of the Fund are affiliated with either the Adviser or another of the Fund’s service providers. While each such officer intends to devote what he or she and the Board believe to be enough professional time to the duties and responsibilities of the particular officer position of the Fund, such officer’s services are not exclusive to the Fund and such officer may provide similar services to other entities.

The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the SAI.

The Adviser

Lind Capital Partners, LLC (the “Adviser”), an Illinois limited liability company, serves as the investment adviser to the Fund and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 (the “Advisers Act”). The Adviser’s address is 500 Davis Center, Suite 1004, Evanston, IL 60201. The Adviser was founded in 2008.

Portfolio Managers. J. Robert Lind is a founding member of the Adviser and the portfolio manager primarily responsible for managing the Fund’s assets. Mr. Lind has 38 years of experience in the municipal bond market. Mr. Lind has an B.A. in History from Kenyon College and a MBA in Finance and Accounting from the University of Chicago. Anthony Chun, CFA is primarily responsible for credit research and portfolio management of the Fund. Mr. Chun has 10 years of experience in the municipal bond market and corporate finance. Mr. Chun has B.A. in Economics from Kenyon College and is a CFA Charterholder. Jon Lind is primarily responsible for trading, execution and portfolio management of the Fund. Mr. Lind has 11 years of experience in the municipal bond market. Mr. Lind has a B.A. in Political Science from Miami University (OH).

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by them and their ownership of securities of the Fund.

From time to time a manager, analyst, or other Adviser employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person in the Adviser organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of The Fund.

Investment Advisory Agreement. The Adviser provides its services under the oversight of the Fund’s Board of Trustees (the “Board”) pursuant to an investment Advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser implements the overall investment strategy of the Fund; provides facilities and personnel, including officers required for the operations of the Fund; facilitates the preparation of various regulatory filings; liaises with regulators or exchange personnel as appropriate; invests and reinvests the assets of the Fund by selecting the securities, instruments and other investments and techniques that the Fund may purchase, sell or use; and fulfills certain regulatory compliance responsibilities.

The Fund has contractually agreed to pay the adviser at the end of each calendar month an Advisory fee based on the Fund’s average daily net assets (the “Advisory Fee”). The Advisory Fee rate is 1.00%.

Portfolio Holdings. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which is available on the SEC’s website at http://www.sec.gov. The Fund does not provide this information on its website or upon request.

Fund Performance

Simultaneous with the commencement of the Fund’s operations, Backcountry Investment Partnership, LP (the “Predecessor Fund”) and Backcountry Investment Partnership 3, LP (the “Predecessor 3 Fund”) each reorganized with and transferred substantially all its assets into the Fund. Each of the Predecessor Fund and the Predecessor 3 Fund maintains an investment objective, strategies, policies, guidelines, and restrictions that are, in all material respects, equivalent to those of the Fund. The Fund, the Predecessor Fund, and the Predecessor 3 Fund share the same investment manager and portfolio managers. The Predecessor 3 Fund has been determined to be the performance survivor of the reorganization into the Fund.

The Predecessor Fund and Predecessor 3 Fund commenced operations on April 15, 2010 and June 1, 2017, respectively, and each has been managed by the Investment Manager for all periods shown below. The Predecessor Fund and Predecessor 3 Fund are each a private fund excluded from the definition of “investment company” pursuant to Section 3(c)(7) of the 1940 Act that were created and pursue substantially similar investment strategies to the Fund. The performance quoted below is that of the Predecessor 3 Fund and reflects the gross fees and expenses incurred by the Predecessor 3 Fund. The performance returns of the Predecessor 3 Fund are unaudited and are calculated by the Investment Manager on a total return basis. After-tax performance returns are not included for the Predecessor 3 Fund. The Predecessor 3 Fund was a privately placed fund, was not registered under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

Past performance is no indication of future returns.

Performance as of November 30, 2021
	YTD	1 Year	3 Year	Inception[1]
Lind Capital Partners Municipal Credit Income Fund	7.54%	10.02%	7.30%	5.29%
Bloomberg Barclays Municipal High Yield Index[2] (reflects no deductions for fees, expenses or taxes)	7.49%	9.50%	7.96%	6.86%

[1]	Inception is June 1, 2017.
[2]

The Bloomberg Barclays Municipal High Yield Index is market value-weighted and designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issues by U.S. states, the District of Columbia, U.S. territories and local governments or agencies. The Index includes fully tax-exempt investment grade, non-investment grade and non-rated bonds, but does not include defaulted securities.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance since inception of the Fund. As a newly launched fund, the Fund does not have any financial highlights to present at this time.

Fund Expenses

In addition to the Advisory Fee, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, interest, taxes, banking fees, expenses of legal services, expenses of the auditing and other services of its independent registered public accounting firm, the costs of shareholder meetings and of preparing, printing, and mailing proxy statements and soliciting proxies, costs of printing share certificates (if any) and shareholder reports, charges of the Fund’s custodian, charges of the transfer agent and dividend disbursing agent, charges of any provider of shareholder services and market support to the Fund, SEC fees, fees of Independent Trustees, expenses of the Trustees, the Fund’s pro rata portion of membership fees in trade organizations, its Chief Compliance Officer’s compensation, the Fund’s fidelity bond, professional liability coverage for the Fund’s Trustees and officers, expenses of qualifying the Fund for sale in various states, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund including fees payable to the Fund’s various service providers. Such expenses also will include expenses of any action, suit or other proceedings in which or in relation to which, among others, the Adviser or any Trustee is entitled to indemnity by the Fund.

In addition, the Fund is responsible for all expenses related to its investment program, including, but not limited to, all costs and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments, transfer taxes and premiums, taxes withheld on non-U.S. dividends, fees for data and software providers, research expenses, professional fees (including, without limitation, the fees and expenses of consultants, attorneys and experts) and, if applicable, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees.

Expense Limitation Agreement. Under an “Expense Limitation Agreement,” the Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least April 30, 2025, to ensure that total annual fund operating expenses (excluding brokerage costs, interest, taxes, borrowing costs such as interest and dividend expense on securities sold short. Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of such Fund’s business), will not exceed 1.25% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has incurred organizational and offering costs on the Fund’s behalf and is entitled to receive reimbursement for such from the Fund under the Expense Limitation Agreement. The reimbursement to the Adviser for organizational and offering costs will be borne by the Shareholders. Organization costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred. The Fund’s offering costs include, among other things, legal, accounting, printing and other expenses pertaining to this offering. Under U.S. generally accepted accounting principles (“GAAP”), organizational costs are charged to expense as incurred and offering costs are amortized into expense over the first 12 months of the Fund’s operations using the straight-line method. All paid and accrued organization and offering costs and will have negative effects on total returns to investors.

Use of Proceeds

The net proceeds from the sale of shares are invested by the Fund as soon as practicable after their receipt in accordance with the Fund’s investment objective and strategies and consistent with market conditions and the availability of suitable investments, subject to the Adviser’s ability to identify and acquire the portfolio securities, taking into consideration general market conditions, availability of shares, target company transaction approval and share transfer procedures.  The Fund anticipates that it will invest all or substantially all the net proceeds according to its investment objectives and policies within about three months after receipt of the proceeds, depending on the amount and timing of proceeds as well as the availability of investments.

Pending the investment of the proceeds of the continuous offering pursuant to the Fund’s investment policies, a portion of such proceeds not invested in accordance with the Fund’s investment objective may be invested by the Fund in short-term, high-quality debt securities, money market funds, or cash equivalents, and any cash balance will be held by the Fund’s Custodian. Any cash balance in such account, including any interest earned, will be held by the Custodian to be invested pursuant to the Fund’s investment policies. Such custodial accounts shall be the property of the Fund and held for the benefit of all Shareholders of the Fund, and any interest accrued in such custodial account will be for the benefit of all Shareholders and not any particular Shareholder.

In addition, the Fund may maintain a portion of the proceeds of the continuous offering in cash with the Custodian to meet operational needs (including liquidity reserves necessary to comply with the Investment Company Act provisions regarding interval funds and quarterly repurchase offers) or during any period in which the Adviser determines, in its sole discretion, that investment of the Fund’s assets is not in the best interests of the Fund. During such times, the Adviser will continue to receive its advisory fee subject to any expense limitation arrangements in place and such fee will likely exceed the return earned by the Fund on these investments.

How to Buy Shares

Minimum Initial Investment. Each investor must initially purchase a minimum of $100,000 of shares in the Fund. Purchases may be made directly from the Fund by contacting the Transfer Agent, by mail or bank wire. The Fund has also authorized certain institutions (including banks, trust companies, brokers, and investment advisers) to accept purchase and repurchase orders on its behalf and such institutions are authorized to designate intermediaries to accept purchase orders and repurchase orders on behalf of the Fund. Orders will be deemed to have been received when the Fund, an authorized broker, or broker-authorized designee receives the order, subject to the order being accepted by the Fund in good order. The orders will be priced at the Fund’s NAV next computed after the orders are received. The Fund may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment amount.

Shareholder Purchases. The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Ultimus Fund Distributors, LLC (the “Distributor”) to act as the distributor for the sale of shares. The Distributor serves in such capacity on a best-efforts basis. The Distributor may enter into related selling group agreements with various broker-dealers to assist in the distribution of Shares.

An investor may make purchases directly from the Fund by contacting the Transfer Agent, by mail, Automated Clearing House (“ACH”), or bank wire. Investors will be assessed fees for returned checks or ACH transactions and stop payment orders at prevailing rates charged by the Fund’s transfer agent. The returned check and stop payment fees are currently $25.00. The Fund has also authorized one or more brokers to accept purchase orders on its behalf and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Fund. Orders will be deemed to have been received when the Fund, an authorized broker, or broker-authorized designee receives the order, subject to the order being accepted by the Fund in good order. The orders will be priced at the Fund’s NAV next computed after the orders are received. Investors may also be charged a fee by a broker or agent if Shares are purchased through a broker or agent. The Fund reserves the right to (i) refuse to accept any request to purchase Shares of the Fund for any reason or (ii) suspend its offering of Shares at any time.

Regular Mail Orders. Payment for Shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler’s checks will not be accepted by the Fund. If checks are returned due to insufficient funds or other reasons, the investor’s purchase will be canceled, and the investor will also be responsible for any losses or expenses incurred by the Fund and the Fund’s transfer agent. The Fund will charge a $25 fee and may redeem Shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Fund to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with a check made payable to the Fund, to:

Lind Capital Partners Municipal Credit Income Fund

c/o Ultimus Fund Solutions, LLC

PO Box 541150

Omaha, NE 68154

The application must contain a valid Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If an investor has applied for a SSN or TIN at the time of completing the account application but has not received the number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met and the Fund has not been notified by the IRS that the investor is subject to back-up withholding.

By sending a check to the Fund, investors should be aware that they are authorizing the Fund to make a one-time electronic debit from their account at the financial institution indicated on their check. The bank account will be debited as early as the same day the Fund receives payment in the amount of the investor’s check. The original check will be destroyed once processed, and the investor will not receive the canceled check back. If the Fund cannot post the transaction electronically, the investor authorizes the Fund to present an image copy of the check for payment.

Bank Wire Orders. Purchases may be made through bank wire orders only if the total order amount is $100,000 or higher. To establish a new account by wire, please call the Fund at 833-615-3031for instructions.

Online Orders. Shareholders may purchase shares using our online functionality. Purchases initiated online will be automatically drafted from your bank account by ACH. Please visit our web site to obtain instructions or call the Fund at 833-615-3031 for more information.

Subsequent Investments. Shareholders may add to their account by mail, ACH or wire at any time by purchasing Shares at the then current public offering price. The minimum subsequent investment is $250. Before adding funds by bank wire, please call the Fund at 833-615-3031for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to Fund confirmation statements. Otherwise, Shareholders should identify their account in a letter accompanying the purchase payment.

Automatic Investment Plan. The automatic investment plan enables Shareholders to make regular monthly or quarterly investments in Shares by ACH from their checking account. With Shareholder authorization and bank approval, the Fund will automatically charge the checking account by ACH for the amount specified ($100 minimum), which will be automatically invested in Shares at the public offering price on the date specified by the Shareholder. The Shareholder may change the amount and frequency of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of Shares is provided through entry in the Fund’s share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of Shares owned.

Periodic Repurchase Offers

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of Shares, makes quarterly offers to repurchase Shares. No Shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, Shareholders will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund is an “interval fund,” a type of fund which, to provide liquidity to shareholders of the Fund (“Shareholders”), has adopted a limited repurchase policy under Rule 23c-3 of the Investment Company Act to make quarterly offers to repurchase 5% of its outstanding Shares at NAV, reduced by any applicable repurchase fee. Although the Fund will offer to repurchase Shares on a quarterly basis in accordance with the Fund’s repurchase policy, the Fund will not otherwise be required to repurchase or redeem Shares at the option of a Shareholder nor will Shares be exchangeable for units, interests or shares of any other fund. It is also possible that a repurchase offer may be oversubscribed, with the result that Shareholders may be able to have only a portion of their Shares repurchased. Additionally, redemptions and dividends that exceed the Fund’s earnings and profits represent a return of capital (i.e., a return of a portion of a Shareholder’s original investment in the Shares). If the Fund’s distributions are funded from offering proceeds or borrowings, such distributions may constitute a return of capital and reduce the amount of capital available to the Fund for investment. A return of capital is not a return that is based on the performance of the Fund. The Fund has not established any limits on the extent to which the Fund may use offering proceeds to fund distributions. See “Risk Factors and Special Considerations”, “Quarterly Repurchase of Shares”, and “Distributions and Dividends”. The Fund will hold cash and cash equivalent securities (such as Treasuries or money market funds) in an amount that is enough to meet its quarterly redemption obligations. The Fund expects the first repurchase offer to be issued after the completion of the Fund’s first fiscal quarter.

In addition, the Fund’s Board of Trustees (the “Board”) may, in accordance with Rule 23c-3, determine that it is in the best interests of the Fund and its Shareholders to suspend quarterly repurchase offers, which would further reduce the ability of Shareholders to redeem their Shares. Even though the Fund will endeavor to make quarterly repurchase offers to repurchase a portion of the Shares to provide some liquidity to Shareholders, you should consider the Shares to be illiquid. This risk may be even greater for Shareholders expecting to sell their Shares in a relatively short time frame after completion of the Fund’s initial public offering. If, and to the extent that, a public trading market ever develops, shares of closed-end investment companies frequently trade at a discount from their NAV per share and initial offering prices. The Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment. Because investors will be unable to sell their Shares or have them repurchased immediately, investors will find it difficult to reduce their exposure on a timely basis during a market downturn. See “Risk Factors and Special Considerations.” Given the nature of the Fund’s investments, the Fund is not intended to be a significant portion of the investor’s portfolio; rather, the Fund should represent only that portion of the investor’s portfolio that is allocated to high-yield investments.

Repurchase Dates. The Fund will make quarterly repurchase offers every three months. As discussed below, the date on which the repurchase price for Shares is determined will occur no later than the 14th day after the final day on which Shareholders may submit a repurchase request of their Shares (the “Repurchase Request Deadline”) (or the next Business Day, if the 14th day is not a Business Day).

Repurchase Request Deadline. The date by which Shareholders wishing to tender Shares for repurchase must respond to the repurchase offer typically falls seven days before the Repurchase Pricing Date (defined below). When a repurchase offer commences, the Fund sends, at least 21 days before and no more than 42 days before the Repurchase Request Deadline, written notice to each Shareholder setting forth, among other things:

(a)	the percentage of outstanding Shares that the Fund is offering to repurchase and how the Fund will purchase Shares on a pro rata basis if the offer is oversubscribed;

(b)	the date of the Repurchase Request Deadline;

(c)	the date that will be used to determine the Fund’s NAV applicable to the repurchase offer (the “Repurchase Pricing Date”);

(d)	the date by which the Fund will pay to Shareholders the proceeds from their Shares accepted for repurchase;

(e)	the NAV of the Shares as of a date no more than seven days before the date of the written notice and the means by which Shareholders may ascertain the NAV;

(f)	the procedures by which Shareholders may tender their Shares and the right of Shareholders to withdraw or modify their tenders before the Repurchase Request Deadline;

(g)	the circumstances in which the Fund may suspend or postpone the repurchase offer; and

(h)	the repurchase offer amount and any applicable fees to such repurchase.

This notice may be included in a Shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a Shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the Shareholder will be unable to liquidate Shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good order at any point before the Repurchase Request Deadline.

Determination of Repurchase Price and Payment for Shares. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline (or the next business day, if the 14th day is not a Business Day). The Fund expects to distribute payment to Shareholders between one and three Business Days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after such date. The repurchase price is the Fund’s NAV per Share. The Fund’s NAV per Share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. The method by which the Fund calculates NAV is discussed above under “Net Asset Value.” During the period an offer to repurchase is open, Shareholders may obtain the current NAV through the Fund’s website at www.LCPMX.com or by calling the Fund’s transfer agent at 833-615-3031.

Suspension or Postponement of Repurchase Offers. The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the Investment Company Act, as described below, but only with the approval of a majority of the Independent Trustees. The Fund may suspend or postpone a repurchase offer only: (i) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (ii) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iv) for such other periods as the SEC may by order permit for the protection of Shareholders of the Fund.

Oversubscribed Repurchase Offers. There is no minimum number of Shares that must be tendered before the Fund will honor repurchase requests. However, the Board shall set for each repurchase offer a maximum percentage of Shares that may be repurchased by the Fund, which is 5% of the Fund’s outstanding Shares. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Shares up to a maximum amount of 2% of the outstanding Shares. If the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis.

If any Shares that a Shareholder wishes to tender to the Fund are not repurchased because of proration, the Shareholder will have to wait until the next repurchase offer and resubmit a new repurchase request, and the Shareholder’s repurchase request will not be given any priority over other Shareholders’ requests. Thus, there is a risk that the Fund may not purchase all the Shares that a Shareholder wishes to have repurchased in a given repurchase offer or in any subsequent repurchase offer. In anticipation of the possibility of proration, some Shareholders may tender more Shares than they wish to have repurchased in a particular quarter, increasing the likelihood of proration.

There is no assurance that a Shareholder will be able to tender its Shares when or in the amount that the Shareholder desires.

Consequences of Repurchase Offers. From the time the Fund distributes or publishes each repurchase offer notification until the Repurchase Pricing Date for that offer, the Fund intends to maintain liquid assets in excess of the gross estimated value of the percentage of its Shares subject to the repurchase offer. For this purpose, “liquid assets” means assets that may be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values them, within the period between the Repurchase Request Deadline and the repurchase payment deadline, or which mature by the repurchase payment deadline. The Fund anticipates that liquid assets for these purposes will typically consist of cash and Cash Equivalents. The Fund is also permitted to borrow up to the maximum extent permitted under the Investment Company Act. Such borrowings, in the form of a line of credit, could be used to fund repurchase offers to the extent the Fund’s then current cash position can be better deployed within the portfolio. Under the Investment Company Act of 1940, the Fund can borrow up to 33 1/3% of its total assets (including borrowed monies); it is required to maintain at all times an asset coverage of at least 300% of the amount of its borrowings.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Shares so as to mitigate these effects. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund does not comply with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

These and other possible risks associated with the Fund’s repurchase offers are described under “Non-Listed Closed-End Fund Structure – Repurchase Offers Risk” below. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “Taxation” below and “Tax Aspects” in the SAI.

How to Transfer Shares

Transfers of Shares. Shares may be transferred only:

(a)	By operation of law as a result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Shareholder;

(b)	As permitted by the Trust’s and transfer agent’s policies; or

(c)	Under certain limited circumstances, with the written consent of the Fund, which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances.

A Shareholder transferring Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

In transferring Shares, a Shareholder agrees to indemnify and hold harmless the Fund, the Board of Trustees, the Adviser, each other Shareholder and any of their affiliates against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of, or arising from, any transfer made by that Shareholder in violation of these provisions or any misrepresentation made by that Shareholder or a substituted Shareholder in connection with any such transfer.

Risks Related to Interval Fund Structure

Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Shares daily at a price based on NAV.

Limitations on Transfer; Shares Not Listed; No Market for Shareholder Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. The Shares are not traded on any national securities exchange or other market. No market currently exists for the Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Fund will conduct quarterly repurchases of Shares, no assurances can be given that the Fund will not suspend the offer in accordance with Rule 23c-3(b)(3)(1). Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period.

Repurchase Offers Risk. As described under “Quarterly Repurchase of Shares”, the Fund is an “interval fund” and, to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board of Trustees. Repurchases will be for 5% of the Fund’s outstanding Shares at NAV, pursuant to Rule 23c-3 under the Investment Company Act.

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The Fund believes that these repurchase offers are generally beneficial to the Shareholders and the repurchases generally will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

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To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. Moreover, reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.

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Repurchases of the Fund’s Shares will reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional Shares are not sold, and expenses otherwise remain the same (or increase).

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The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. Although the Fund intends to maintain liquid assets in excess of the gross estimated value of the percentage of its Shares subject to the repurchase offer, if at any time liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund will sell investments, though the price received may be lower than the value of the investments as determined by the Fund, which would cause the Fund to realize losses.

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If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. In each case, such actions may reduce the Fund’s NAV.

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If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur.

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A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

Voting Rights of Shareholders

               Each of the Fund’s Shareholders will have the right to cast a number of votes based on the number of Shares held at any meeting of Shareholders called by the Trustees or Shareholders holding at least a majority of the total number of votes eligible to be cast by all Shareholders. Shareholders will be entitled to vote on any matter on which holders of equity securities of a registered investment company formed as a statutory trust under the laws of the State of Delaware would be entitled to vote, including selection of Trustees, changes to the Fund’s fundamental investment policies, and approval of the selection of any new investment Adviser to the Fund. Except for the exercise of their voting privileges, the Fund’s Shareholders will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Net Asset Value

The net asset value (“NAV”) of the Fund’s Shares is determined daily, as of the close of regular trading on the NASDAQ (normally, 4:00 p.m., Eastern time). Each Share is offered at the NAV next calculated after receipt of the purchase in good order. The price of the Shares increases or decreases daily according to the NAV of the Shares. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all its liabilities, including accrued fees and expenses. With respect to the valuation of securities held by the Fund, the Fund will generally value such assets as described below.

The Board is responsible for the determination of the Fund’s NAV, and has delegated primary responsibility for determining or causing to be determined the value of the Fund’s securities and other assets (including any fair value pricing) to the Adviser, pursuant to the Valuation Procedures.

Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

If market quotations are not readily available or are deemed unreliable for a security, or if a security’s value are materially affected by events occurring after the close of a securities market on which the security principally trades, but before the Fund calculates its NAV, the portfolio securities are valued at fair market value determined in “good faith” by the Board or its designee. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Board believes to be reliable.

The Board has established a Valuation Oversight Committee of the Board to which it has delegated the responsibility of overseeing determination of the fair value of the Fund’s portfolio securities and other assets on behalf of the Board in accordance with the Valuation Procedures. The Valuation Oversight Committee consists of all the Independent Trustees with non-voting participation by the Adviser. Valuation determinations are reviewed by the Valuation Oversight Committee at least monthly and reviewed quarterly by the Board (or more frequently if necessary), including in connection with any quarterly repurchase offer. The Fund’s Valuation Oversight Committee oversees the implementation of the Fund’s Valuation Procedures. The Valuation Oversight Committee monitors the material aspects of the Valuation Procedures, as adopted by the Board, as well as monitors the Fund’s compliance for the valuation of its assets under the Investment Company Act. The Board reviews the appropriateness of the Fund’s method for valuing portfolio securities on an ongoing basis.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at the Board’s direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. Although the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction will accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining fair value of a security. Rather, the third-party valuation agent’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. As part of its due diligence, the Adviser will attempt to obtain current information on an ongoing basis from market sources or issuers to value all fair valued securities.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act, the Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

As a result of investments by the Fund or other investment vehicles accessed by the Fund, if any, in foreign securities or other instruments denominated in currencies other than the U.S. dollar, the NAV of the Fund’s Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of these instruments denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and an investor is not able to purchase or redeem Shares.

Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Adviser regarding appropriate valuations should prove incorrect.

Distributions and Dividends

The Fund intends to distribute its investment income monthly; it will distribute its short and long-term gains, if any, annually at such time as the Board determines in its sole discretion. Unless a Shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Shares and will be made at the NAV per share calculated on the next valuation date following the distribution. The Fund does not assure that it will achieve any level of distributions or that it will do so at a specific rate.

If an investor buys Shares just before the record date of a dividend declared by the Fund, the investor will receive that dividend. While the receipt of dividends shortly after a purchase of Shares by a Shareholder may seem like a windfall to an investor, such dividends generally will have the effect of reducing the per Share NAV of the Shareholder’s Shares by the per Share amount of the dividends, subject to other market fluctuations. Such dividends are generally subject to U.S. federal income tax at ordinary income or capital gain rates.

The Fund pays dividend distributions that will consist entirely of dividends that pass through the character of exempt interest earned by the Fund and are therefore not taxable to shareholder for regulator federal income tax purposes (exempt-interest dividends). The Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be taxable to you as such when it is distributed. For investments that are not tax exempt, any related distributions are generally taxable to Shareholders.

If Fund distributions are funded from offering proceeds or borrowings, such distributions may constitute a return of capital and reduce the amount of capital available to the Fund for investment. The Fund has not established any limits on the extent to which the Fund may use offering proceeds to fund distributions. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses. A return of capital is a return of a portion of the Shareholder’s original investment in the Fund. The portion of any distribution treated as a return of capital will not be subject to U.S. federal income tax currently, but will result in a corresponding reduction in a Shareholder’s basis in the Shares and after the adjusted basis is reduced to zero, will constitute capital gain to such Shareholder (that is, will result in an increase of a Shareholder’s tax liability) when the Shareholder later sells or exchanges Shares of the Fund.

The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. Since the shares are illiquid, shareholders may need other sources of cash to pay any taxes due.

The Fund might not distribute all or a portion of any net capital gain for a taxable year. If the Fund does not distribute all of its net capital gain for a taxable year, it will pay federal income tax on the retained gain. Each Shareholder of record as of the end of the Fund’s taxable year will include in income for federal income tax purposes, as long-term capital gain, his or her share of the retained gain, will be deemed to have paid his or her proportionate share of the tax paid by the Fund on such retained gain, and will be entitled to an income tax credit or refund for that share of the tax. The Fund will treat the retained capital gain amount as a substitute for equivalent cash distributions. The Fund will send shareholders detailed tax information with respect to the Fund’s distributions annually. See “Tax Considerations.”

Dividend Reinvestment Policy

Any distributions made with respect to Shares registered in the Shareholder’s name will be reinvested automatically pursuant to the Automatic Dividend Reinvestment Plan (the “Plan”) by the Fund’s transfer agent, which is agent under the Plan, unless the Shareholder elects to receive cash. Because the Advisory fee is based on the Fund’s daily net assets, distributions automatically reinvested by the Fund’s transfer agent will increase the Advisory fee paid to the Adviser. Distributions with respect to Shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional Shares under the Plan, unless the service is not provided by the broker or nominee or the Shareholder elects to receive distributions in cash. Investors who own Shares registered in street name should consult their broker-dealers for details regarding reinvestment. A participant in the Plan may elect to receive all dividends in cash by contacting the Plan agent in writing at the address specified below or by calling the Plan agent at 833-615-3031.

Under the Plan, participants in the Plan will receive newly issued Shares or Shares repurchased from Shareholders by the Fund and held as treasury stock. The number of Shares received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s NAV per share. The automatic reinvestment of dividends and other distributions will not relieve participants of any U.S. federal, state or local income tax that may be payable (or required to be withheld) on such dividends or other distributions.

The Plan agent maintains all Shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by Shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan agent in non-certificated form in the name of the participant. Under no circumstances will certificates be issued to participants.

In the case of Shareholders such as banks, brokers or nominees, that hold Shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of Shares certified from time to time by the Shareholder as representing the total amount registered in the Shareholder’s name and held for the account of beneficial owners who participate in the Plan. A Plan participant may terminate his or her account under the Plan by notifying the Plan agent in writing to Lind Capital Partners Municipal Credit Income Fund, c/o Ultimus Fund Solutions, PO Box 541150, Omaha, NE 68154, or by telephone at 833-615-3031. A termination will be effective immediately if notice is received by the Plan agent more than three Business Days prior to any dividend or distribution payment date. If such notice is received less than three Business Days prior to any dividend or distribution payment date, then such dividend or distributed will be reinvested, and such termination shall be effective with respect to any subsequent dividends or distributions.

The Fund reserves the right to amend or terminate its Plan as applied to any distribution paid after written notice of the change sent to the members of such Plan at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the Plan agent on at least 30 days’ written notice to the participants in such Plan. Neither the Fund nor the Plan agent shall be liable for any act performed in good faith or any good faith omission to act in connection with the matters discussed in this “Dividend Reinvestment Plan” section, including, without limitation, any claim of liability: (i) arising out of any failure to terminate a participant’s account, sell Shares held in the Plan, or invest dividends; or (ii) with respect to the prices at which Shares are purchased or sold for the participant’s account and the time such purchases or sales are made.

Tax Considerations

The following is a summary of certain aspects of the U.S. federal income taxation of the Fund and the Shareholders that should be considered by a prospective Shareholder. The Fund has not sought a ruling from the Internal Revenue Service (the “IRS”) or any other U.S. federal, state or local agency with respect to any tax matters affecting the Fund, nor has it obtained an opinion of counsel with respect to any of those matters.

Treatment as a Regulated Investment Company. The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it timely distributes to shareholders, who would be responsible for paying any applicable tax. To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy certain source-of-income, asset diversification and distribution requirements. If in any year the Fund fails to qualify as a RIC, it would be taxed as an ordinary corporation and could be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions in order to re-qualify as a RIC that is accorded special tax treatment. The Fund intends to distribute substantially all of such income monthly and it gains annually.

Taxes on Fund Distributions. Distributions made from the Fund’s excess of net long-term capital gains over net short-term capital losses, or “net capital gain” (“capital gain dividends”), if properly reported by the Fund, are taxable to U.S. Shareholders as long-term capital gains, regardless of the length of time the U.S. Shareholder has owned Shares. Ordinary income and capital gain dividends are taxable to Shareholders even if they are reinvested in additional Shares of the Fund. Distributions in excess of the Fund’s current and accumulated earnings and profits (which represent a return of capital, meaning a return to Shareholders of the money they originally invested in the Fund) will first reduce the adjusted tax basis of a Shareholder’s Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such Shareholder. The Fund will provide the Shareholders with a written notice reporting the amount of dividends paid during the year that qualify as capital gain dividends, as qualified dividend income, and as ordinary income dividends.

To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy certain source-of-income, asset diversification and distribution requirements. The Fund’s ability to dispose of assets to meet the distribution requirements may be limited by: (1) the illiquid nature of its portfolio; and (2) other requirements relating to the Fund’s status as a RIC, including the asset diversification tests. If the Fund disposes of assets to meet the requirements to qualify as a RIC, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous. If, in any taxable year, the Fund fails to qualify as a RIC, the Fund would be taxed in the same manner as an ordinary corporation and could be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions in order to re-qualify for taxation as a RIC. For more information, see “Tax Aspects” in the SAI.

A Shareholder generally would recognize taxable gain or loss if the Shareholder redeems/sells or otherwise disposes of his, her or its Shares. The amount of gain or loss will be measured by the difference between such Shareholder’s adjusted tax basis in the Shares sold and the amount of the proceeds received in exchange. Any gain arising from such repurchase or disposition generally will be treated as long-term capital gain or loss if the Shareholder has held his, her or its Shares for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the repurchase/sale or disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed if substantially identical Shares are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividend received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to state and local taxes, as well as federal taxes.

Taxes When you Dispose of Your Common Shares. Any gain resulting from the disposition of Shares that is treated as a sale or exchange for U.S. federal income tax purposes generally will be taxable to shareholders as capital gains for U.S. federal income tax purposes. Shareholders who offer, and can sell all of the Shares they hold or are deemed to hold in response to a repurchase offer (as described above) generally will be treated as having sold their shares and generally will recognize a capital gain or loss. In the case of shareholders who tender or can sell fewer than all of their shares, it is possible that any amounts that the shareholder receives in such repurchase will be taxable as a dividend to such shareholder. In addition, there is a risk that shareholders who do not tender any of their shares for repurchase, or whose percentage interest in the Fund otherwise increases as a result of the repurchase offer, will be treated for U.S. federal income tax purposes as having received a taxable dividend distribution as a result of their proportionate increase in the ownership of the Fund. The Fund’s use of cash to repurchase shares could adversely affect its ability to satisfy the distribution requirements for treatment as a regulated investment company. The Fund could also recognize income in connection with its liquidation of portfolio securities to fund share repurchases. Any such income would be taken into account in determining whether such distribution requirements are satisfied.

Backup Withholding. As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 24%) for all taxable distributions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund Shares are treated appropriately on their income tax returns.

Cost Basis Reporting.  Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service on Shareholders’ Consolidated Form 1099s when “covered” securities are sold. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered Shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered Chares.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. Investors should consult independent sources, which may include a tax professional, with respect to decisions with respect to choosing a tax lot identification method.

The foregoing is a summary of certain U.S. federal income tax matters that are pertinent to prospective investors. The summary is not intended as a substitute for careful tax planning. Accordingly, prospective investors are urged to consult their own respective tax advisers with respect to their own respective tax situations and the effects of this investment thereon.

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the distributor of the Fund’s Shares. Under the terms of the Distribution Agreement, the Distributor will continually distribute the Fund’s Shares on a best efforts basis but shall have no obligation to sell a certain number of Shares. Shares of the Fund will not be listed on any national securities exchange. The Distributor may enter into agreements with selected broker-dealers, banks, or other financial intermediaries for distribution of Shares. The Distributor does not receive compensation from the Fund for its distribution services. The Adviser pays the Distributor a fee for providing certain distribution-related services to the Fund.

Administrator, Accounting Agent, and Transfer Agent

Ultimus Fund Solutions, LLC (the “Administrator”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the Investment Company Fund Services Agreement, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

Custodian

The Fund has entered into a Custody Agreement with Fifth Third Bank (the “Custodian”), located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets. For its services, the Custodian receives the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

Legal Matters

Certain legal matters in connection with the Fund’s Shares will be passed upon for the Fund by Strauss Troy CO., LPA, located at Federal Reserve Building, 150 East 4th Street, 4th Floor, Cincinnati, OH 45202-4018, which also serves as legal counsel to the Fund.

Independent Registered Public Accounting Firm

The independent registered public accounting firm of the Fund is BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103.

Additional Information

This Prospectus constitutes part of a Registration Statement filed by the Fund with the SEC under the Securities Act and the Investment Company Act. This Prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the SEC. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC’s web site (http://www.sec.gov).

Inquiries concerning the Fund and its Shares should be directed to Lind Capital Partners Municipal Credit Income Fund, c/o Ultimus Fund Solutions, LLC, PO Box 541150, Omaha, NE 68154, or by calling the Fund at 833-615-3031.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Fund	3
Investment Objectives and Policies	3
Fundamental Investment Policies and Restrictions	28
Other Fundamental Policies	31
Non-Fundamental Investment Policies and Restrictions	31
Portfolio Turnover	32
Management of the Fund	32
Board of Trustees	32
Trustees and Officers	32
Board Committees	34
Shareholder Communications to the Board	36
The Adviser	36
Investment Advisory Agreement	37
Portfolio Manager	37
Portfolio Transactions	38
Description of Shares	39
Tax Aspects	40
Taxation of the Fund	41
U.S. Shareholders	42
Non-U.S. Shareholders	44
Backup Withholding	45
Tax Treatment of Investments	46
Code of Ethics	47
Proxy Voting Policy and Proxy Voting Record	47
Fiscal Year	48
Financial Statements	48
Supplemental Financial Information	48
APPENDIX A- Proxy Voting Policies and Procedures	A-1
APPENDIX B – Fund Seed Financial Statements and Predecessor Fund Financial Statements	B-1

STATEMENT OF ADDITIONAL INFORMATION

Lind Capital Partners Municipal Credit Income Fund

LCPMX

February 2, 2022

 Shares of Beneficial Interest

Lind Capital Partners Municipal Credit Income Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company operating as an “interval fund.” This Statement of Additional Information (“SAI”) relating to shares of the Fund (“Shares”) does not constitute a prospectus. Still, shareholders should read it in conjunction with the prospectus dated February 2, 2022 (the “Prospectus”). This SAI does not include all information that a prospective investor should consider before purchasing Shares of the Fund, and investors should obtain and read the Prospectus before purchasing such Shares. Shareholders may receive a copy of the Prospectus without charge by calling the Fund at 833-615-3031. The Prospectus and this SAI are part of the registration statement filed with the Securities and Exchange Commission (the “SEC”), Washington, D.C., which includes additional information regarding the Fund. Shareholders can also get a copy of the registration statement from the SEC upon payment of the fee prescribed, inspected at the SEC’s office at no charge or inspected on the SEC’s website at http://www.sec.gov. Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

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Contents

The Fund	3
Investment Objectives and Policies	3
Fundamental Investment Policies and Restrictions	28
Other Fundamental Policies	31
Non-Fundamental Investment Policies and Restrictions	31
Portfolio Turnover	32
Management of the Fund	32
Board of Trustees	32
Trustees and Officers	32
Board Committees	34
Shareholder Communications to the Board	36
The Adviser	36
Investment Advisory Agreement	37
Portfolio Manager	37
Portfolio Transactions	38
Description of Shares	39
Tax Aspects	40
Taxation of the Fund	41
U.S. Shareholders	42
Non-U.S. Shareholders	44
Backup Withholding	45
Tax Treatment of Investments	46
Code of Ethics	47
Proxy Voting Policy and Proxy Voting Record	47
Fiscal Year	48
Financial Statements	48
Supplemental Financial Information	48
APPENDIX A- Proxy Voting Policies and Procedures A-1
APPENDIX B – Fund Seed Financial Statements and Predecessor Fund Financial Statements	B-1
B-2

The Fund

Lind Capital Partners Municipal Credit Income Fund was formed as a Delaware statutory trust on May 13, 2021, and is registered under the Securities Act of 1933 and the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified management investment company operating as an “interval fund.” Lind Capital Partners, LLC serves as the Fund’s investment adviser (the “Adviser”).

Investment Objectives and Policies

The prospectus presents the investment objectives and the principal investment strategies and risks of the Fund. This section supplements the disclosure in the prospectus and provides additional information on the Fund’s investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the Fund’s assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitation on borrowing). Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s restrictions and policies.

Debt securities and related investments. Investment grade debt securities are those rated “BBB” or higher by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or the equivalent rating of other nationally recognized statistical rating organizations. Debt securities rated BBB are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.

Below investment grade debt securities are those rated “BB” and below by Standard & Poor’s or the equivalent rating of other nationally recognized statistical rating organizations (“NRSROs”). See “Appendix A” for a description of rating categories.

Below investment grade debt securities or comparable unrated securities are commonly referred to as high-yield bonds or “junk bonds” and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The issuers of high-yield securities also may be more adversely affected than issuers of higher-rated securities by specific corporate or governmental developments. Such securities may also be impacted by the issuers’ inability to meet specific projected business forecasts. The amount of high-yield securities outstanding has proliferated as an increasing number of issuers have used high-yield securities for corporate financing. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s net asset value to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.

The secondary market for high-yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, such as those recently prevailing, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating the Fund’s net asset value.

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Since investors generally perceive that there are greater risks associated with high-yield debt securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

High-yield and comparable unrated debt securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, high-yield securities generally involve greater risks of loss of income and principal than higher rated securities.

For purposes of the Fund’s credit quality policies, if a security receives different ratings from NRSROs, the Fund will use the rating chosen by the portfolio manager as most representative of the security’s credit quality. The ratings of NRSROs represent their opinions as to the quality of the securities that they undertake to rate and may not accurately describe the risk of the security. If an NRSRO changes the quality rating assigned to one or more of the Fund’s portfolio securities, the Adviser will consider if any action is appropriate considering the Fund’s investment objectives and policies.

U.S. government securities. U.S. government securities in which the Fund invests include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency, authority or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farm Service Agency, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, National Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks (“FHLBs”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley Authority and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities, and times of issuance, are supported by the full faith and credit of the United States government. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the FHLBs; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. The maximum potential liability of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government provided financial support to FNMA and FHLMC in the past, no assurance can be given that the U.S. government will provide financial support in the future to these or other U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States government. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities, or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities, or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain loan participations described above is limited and, therefore, the participations may be regarded as illiquid.

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U.S. government securities may include zero coupon securities that may be purchased when yields are attractive or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Convertible debt securities. The Fund may invest in convertible debt securities that are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities. Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase. Depending on the relationship of the conversion price to the market value of the underlying securities, convertible securities may trade more like equity securities than debt securities.

A convertible security entitles the holder to receive interest that is generally paid or accrued until the convertible security matures, or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics, in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instruments. If a convertible security held by the Fund is called for redemption, it will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could result in losses to the fund.

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Investments in Puerto Rico municipal securities. The Fund may invest in municipal securities issued in Puerto Rico, subject to market, economic and political conditions. Municipal securities of issuers located in the Commonwealth of Puerto Rico may be affected by political, social, and economic conditions in Puerto Rico. Puerto Rico’s economy has been in a recession since late 2006, which has contributed to a steep increase in unemployment rates, funding shortfalls of state employees’ retirement systems, a budget deficit resulting from a structural imbalance, and reduced government revenues. In May 2017, Puerto Rico made a filing in the U.S. District Court in Puerto Rico to commence a debt restructuring process similar to that of a traditional municipal bankruptcy. Puerto Rico had previously defaulted on certain agency debt payments and the Governor had warned of its inability to meet additional pending obligations, including under general obligation bonds. The debt restructuring process commenced by Puerto Rico is under a new federal law for insolvent U.S. territories, called Promesa. Puerto Rico’s case will be the first ever heard under Promesa for which there is no existing body of court precedent. Accordingly, Puerto Rico’s debt restructuring process could take significantly longer than recent municipal bankruptcy proceedings adjudicated pursuant to Chapter 9 of the U.S. Bankruptcy Code. It is not clear whether a debt restructuring process will ultimately be approved or, if so, the extent to which it will apply to Puerto Rico municipal securities sold by an issuer other than the Commonwealth. A debt restructuring could reduce the principal amount due, the interest rate, the maturity, and other terms of Puerto Rico municipal securities. These changes, as well as the delay imposed by the debt restructuring process itself, could adversely affect the value of Puerto Rico municipal securities. The court filing made by Puerto Rico could also have a negative impact on the value of Puerto Rico municipal securities that are not subject to the debt restructuring process. In addition, Puerto Rico municipal securities remain subject to all the other risks applicable to fixed income securities, including the risk of non-payment. To the extent that the Fund holds any Puerto Rico municipal securities, it may lose some or all the value of those investments. These challenges and uncertainties have been exacerbated by Hurricane Maria, which directly hit Puerto Rico on September 20, 2017, causing significant damage to the island’s infrastructure (including water, power, and telecommunications) and to governmental, personal, and business property. Moody’s Analytics has estimated that the island suffered tens of billions of dollars in hurricane-related damages. It is unknown what impact this disaster will have on the ongoing efforts to restructure Puerto Rico’s debt.

Municipal lease obligations. Municipal lease obligations or installment purchase contract obligations (collectively, “lease obligations”) have special risks not ordinarily associated with other tax-exempt bonds. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation ordinarily is backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligations. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the non-appropriation risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks.

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In determining the liquidity of municipal lease obligations, the Adviser, under guidelines established by the Fund’s Board of Directors, will consider: (1) the essential nature of the leased property and (2) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operation of the municipality.

If leased property is determined not to be essential in nature or if there is a likelihood that the municipality will discontinue appropriating funding, then the following factors will also be considered in determining liquidity:

1.	any relevant factors related to the general credit quality of the municipality, which may include: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee’s general credit (e.g., its debt, administrative, economic, and financial characteristics); and (d) the legal recourse in the event of failure to appropriate.

2.	any relevant factors related to the marketability of the municipal lease obligation which may include: (a) the frequency of trades and quotes for the obligation; (b) the number of dealers willing to purchase or sell the obligation and the number of other potential purchasers; (c) the willingness of dealers to undertake to make a market in the obligation; and (d) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer.

Mortgage-backed securities. The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMIC”) pass-through certificates, collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities (“SMBS”), and other types of mortgage-backed securities (“MBS”) that may be available in the future. An MBS is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some MBS, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). MBS are based on different types of mortgages including those on commercial real estate or residential properties. MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of its principal investment to the extent of the premium paid.

The value of MBS may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

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Through its investments in MBS, including those that are issued by private issuers, the Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS.

Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages, and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable-rate mortgages.

If the Fund purchases subordinated MBS, the subordinated MBS may serve as a credit support for the senior securities purchased by other investors. In addition, the payments of principal and interest on these subordinated securities generally will be made only after payments are made to the holders of securities senior to the Fund’s securities. Therefore, if there are defaults on the underlying mortgage loans, the Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss.

B-8

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

In the case of private issue mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Guaranteed mortgage pass-through securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-related securities without insurance or guarantees may be purchased if the Adviser determines that the securities meet the Fund’s quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

Multiple-class pass-through securities and collateralized mortgage obligations (“CMOs”). CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”) and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMO or REMIC certificate, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates monthly.

B-9

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

Stripped mortgage-backed securities (“SMBS”). SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The Fund may invest in SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. The Adviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. The yields and market risk of interest-only and principal-only SMBS, respectively, may be more volatile than those of other fixed income securities.

The Fund also may invest in planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds which involve less exposure to prepayment, extension, and interest rate risks than other MBS, if prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other risk factors associated with MBS. Investing in MBS involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the Fund does not intend to acquire “residual” interests in REMICs. Further, the yield characteristics of MBS differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

B-10

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors and cannot be predicted with certainty. Both adjustable-rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in MBS notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable-rate mortgage pass-through securities. Thus, MBS, and adjustable-rate mortgage pass-through securities, may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Asset-backed securities (“ABS”). The Fund may invest in ABS, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. There may be no perfected security interest in the collateral that relates to the financial assets that support ABS securities. Asset backed securities have many of the same characteristics and risks as mortgage-backed securities.

The Fund may purchase commercial paper, including asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However, there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

B-11

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and a fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

ABS include collateralized debt obligations (“CDOs”), such as collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust backed by a pool of fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. Certain CDOs may use derivatives, such as credit default swaps, to create synthetic exposure to assets rather than holding such assets directly.

The trust is typically split into two or more portions, called tranches, varying in credit quality and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and helps protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. However, an active dealer market may exist under some market conditions for some CDOs. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Subordinated securities. The Fund may also invest in other types of fixed-income securities that are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities. Such securities may include so-called “high yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are of equivalent quality) and preferred stock. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). As a result, subordinated or junior securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer.

B-12

Structured securities. The Fund may invest in structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and therefore may result in a loss of the Fund’s investment.

Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Structured securities are a type of derivative instrument and the payment and credit qualities from these securities derive from the assets embedded in the structure from which they are issued. Structured securities may entail a greater degree of risk than other types of fixed income securities.

Floating rate loans. A floating rate loan is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a group of investors. The financial institution typically acts as an agent for the investors, administering and enforcing the loan on their behalf. In addition, an institution, typically but not always the agent, holds any collateral on behalf of the investors.

The interest rates are adjusted based on a base rate plus a premium or spread or minus a discount. Floating rate loans include loans to corporations and institutionally traded floating rate debt obligations issued by an asset-backed pool, and interests therein. The Fund may invest in loans in different ways; it may: (i) make a direct investment in a loan by participating as one of the lenders; (ii) purchase an assignment of a loan; or (iii) purchase a participation interest in a loan.

Loans typically have a senior position in a borrower’s capital structure. The capital structure of a borrower may include loans, senior unsecured loans, senior and junior subordinated debt, preferred stock, and common stock, typically in descending order of seniority with respect to claims on the borrower’s assets. Although loans typically have the most senior position in a borrower’s capital structure, they remain subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in its net asset value. There can be no assurance that the liquidation of any collateral securing a loan would satisfy a borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

B-13

A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the loan. Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt.

In a typical loan, the agent administers the terms of the loan agreement. In such cases, the agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. The Fund will generally rely upon the agent or an intermediate participant to receive and forward to its portion of the principal and interest payments on the loan. Furthermore, unless the Fund has direct recourse against the borrower, it will rely on the agent and the other investors to use appropriate credit remedies against the borrower.

The Adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

Participation interests. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a corporate loan. The Fund may acquire participation interests from the financial institution or from another investor. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the financial institution issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Inverse floating rate securities. The Fund may invest in inverse floating rate obligations. The interest on an inverse-floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

Zero coupon, pay-in-kind, deferred and contingent payment securities. The Fund may invest in zero coupon securities, which are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rate on contingent payment securities is determined by the outcome of an event, such as the performance of a financial index. If the financial index does not increase by a prescribed amount, the Fund may receive no interest.

B-14

Residual interests in municipal securities. Certain municipal securities are divided into short-term and long-term components. The short-term component has a long-term maturity, but pays interest at a short-term rate that is reset by means of a “dutch auction” or similar method at specified intervals (typically 35 days). The long-term component or “residual interest” pays interest at a rate that is determined by subtracting the interest paid on the short-term component from the coupon rate on the municipal securities themselves. Consequently, the interest rate paid on residual interests will increase when short-term interest rates are declining and will decrease when short-term interest rates are increasing. This interest rate adjustment formula results in the market value of residual interests being significantly more volatile than that of ordinary municipal securities. In a declining interest rate environment, residual interests can provide the Fund with a means of increasing or maintaining the level of tax-exempt interest allocable to shareholders.

Illiquid securities. The Fund may invest in illiquid and other securities that are not readily marketable. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the Fund’s ability to raise cash for portfolio management purposes. If the Fund sold restricted securities other than pursuant to an exception from registration under the Securities Act of 1933, as amended (the “1933 Act”) such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

Cybersecurity issues. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, attempts to gain unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, denying access, or causing other operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). The Fund’s service providers regularly experience such attempts and expect they will continue to do so. The Fund is unable to predict how any such attempt, if successful, may affect its shareholders. While the Adviser has established business, continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to such as its custodian, accounting agent, and transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at The Adviser or the fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

B-15

Other investment companies. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and policies and permissible under the Investment Company Act and the rules thereunder. Investing in other investment companies subjects the Fund to the risks of investing in the underlying securities held by those investment companies. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

The Fund may invest in exchange-traded funds (“ETFs”) based on underlying equity or fixed income securities. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved. ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. Many ETFs have received exemptive orders issued by the SEC that would permit the Fund to invest in those ETFs beyond the limitations applicable to other investment companies, subject to certain terms and conditions. Some ETFs are not structured as investment companies and thus are not regulated under the Investment Company Act.

Certain ETFs, including leveraged ETFs and inverse ETFs, may have embedded leverage. Leveraged ETFs seek to multiply the return of the tracked index (e.g., twice the return) by using various forms of derivative transactions. Inverse ETFs seek to negatively correlate with the performance of a particular index by using various forms of derivative transactions, including by short-selling the underlying index. An investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in leveraged ETFs or inverse ETFs, the Fund can commit fewer assets to the investment in the securities represented on the index than would otherwise be required.

Leveraged ETFs and inverse ETFs present all the risks that regular ETFs present. In addition, leveraged ETFs and inverse ETFs determine their return over a specific, pre-set period, typically daily, and, as a result, there is no guarantee that the ETF’s actual long-term returns will be equal to the daily return that the Fund seeks to achieve. For example, on a long-term basis (e.g., six months or a year), the return of a leveraged ETF may in fact be considerably less than two times the long-term return of the tracked index. Furthermore, because leveraged ETFs and inverse ETFs achieve their results by using derivative instruments, they are subject to the risks associated with derivative transactions, including the risk that the value of the derivatives may rise or fall more rapidly than other investments, thereby causing the ETF to lose money and, consequently, the value of the Fund’s investment to decrease. Investing in derivative instruments also involves the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the ETF. Short sales in particular are subject to the risk that, if the price of the security sold short increases, the inverse ETF may have to cover its short position at a higher price than the short sale price, resulting in a loss to the inverse ETF and, indirectly, to the Fund. An ETF’s use of these techniques will make the Fund’s investment in the ETF more volatile than if the Fund were to invest directly in the securities underlying the tracked index, or in an ETF that does not use leverage or derivative instruments. However, by investing in a leveraged ETF or an inverse ETF rather than directly purchasing and/or selling derivative instruments, the Fund will limit its potential loss solely to the amount actually invested in the ETF (that is, it will not lose more than the principal amount invested in the ETF).

B-16

Derivatives. The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices, or other financial instruments. The Fund may use derivatives for a variety of purposes, including: to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics (such as duration or credit quality); and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

Using derivatives exposes the Fund to additional risks and may increase the volatility of its NAV and may not provide the expected result. Derivatives may have a leveraging effect on the portfolio. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value in a larger pool of assets than the Fund would otherwise have had. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain. If changes in a derivative’s value do not correspond to changes in the value of the Fund’s other investments or do not correlate well with the underlying assets, rate or index, the Fund may not fully benefit from, or could lose money on, or could experience unusually high expenses because of, the derivative position. Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of the fund if it cannot sell or terminate the derivative at an advantageous time or price. The Fund also may have to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so or may have to sell a portfolio security at a disadvantageous time or price to maintain cover or to segregate securities in connection with its use of derivatives. Some derivatives may involve the risk of improper valuation. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the fund for a variety of reasons. Certain derivatives transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that are either required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy all the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, the Fund bears the risk of default by its counterparty. In a cleared derivatives transaction, the Fund is instead exposed to the risk of default of the clearinghouse and, to the extent it has posted any margin, the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

B-17

Derivatives involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For derivatives not guaranteed by an exchange or clearinghouse, the Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, or disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

Swap contracts that are required to be cleared must be traded on a regulated execution facility or contract market that makes them available for trading. The establishment of a centralized exchange or market for swap transactions may disrupt or limit the swap market and may not result in swaps being easier to trade or value. Market-traded swaps may become more standardized, and the Fund may not be able to enter into swaps that meet its investment needs. The Fund also may not be able to find a clearinghouse willing to accept the swaps for clearing. The new regulations may make using swaps more costly, may limit their availability, or may otherwise adversely affect their value or performance. Risks associated with the use of derivatives are magnified to the extent that a large portion of the Fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action. In 2020, the SEC adopted a new rule regarding derivatives and their usage. It is impossible to fully predict the effects of the new rule, but the effects could be substantial and adverse. Additional regulation could, among other things, make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. Such regulation may limit or prevent the Fund from using derivatives as part of its investment strategy and could ultimately prevent it from being able to achieve its investment goals. Limitations or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent it from using derivatives or affect pricing or other factors relating to derivatives or may change the availability of certain investments.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has caused broad changes to the OTC derivatives market and granted significant authority to the SEC and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. Pursuant to such authority, rules have been enacted that currently require clearing of many OTC derivatives transactions and may require clearing of additional OTC derivatives transactions in the future and that impose minimum margin and capital requirements for uncleared OTC derivatives transactions. Similar regulations are being adopted in other jurisdictions around the world. The implementation of the clearing requirement has increased the costs of derivatives transactions since investors have to pay fees to clearing members and are typically required to post more margin for cleared derivatives than had historically been the case. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency, or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, mandatory clearing of derivatives may expose the Fund to new kinds of costs and risks.

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Additionally, new regulations may result in increased uncertainty about credit/counterparty risk and may limit the flexibility of the Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under the rules of the applicable exchange or clearing corporation or under new special resolution regimes adopted in the United States, the European Union, and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

The Fund’s use of derivatives may be affected by other applicable laws and regulations and may be subject to review by the SEC, the CFTC, exchange and market authorities and other regulators in the United States and abroad. The Fund’s ability to use derivatives may be limited by tax considerations.

Options, including writing call and put options on securities and indexes. The Fund may purchase and write put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The fund may also be able to enter into closing sale transactions to realize gains or minimize losses on options it has purchased.

A call option written by the Fund obligates it to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. The exercise price may differ from the market price of an underlying security. The Fund has the risk of loss that the price of an underlying security may decline during the call period. The risk may be offset to some extent by the premium it receives. If the value of the investment does not rise above the call price, it’s likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium and the investment. All call options written by the Fund are covered, which means that it will own the securities subject to the options if the options are outstanding, or it will use the other methods described below. The Fund’s purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by the Fund would obligate it to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund has no control over when it may be required to purchase the underlying securities. All put options written by the Fund would be covered, which means that it would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

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Call and put options written by the Fund will also be deemed covered to the extent that the Fund’s liabilities under such options are wholly or partially offset by its rights under call and put options purchased by it. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position.

The Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”

Option spread and straddle transactions require a fund to purchase or write more than one option simultaneously. A fund may engage in option spread transactions in which it purchases and writes put or call options on the same underlying instrument, with the options having different exercise prices or expiration dates.

The Fund also may engage in option straddles, in which it purchases or sells combinations of put and call options on the same instrument. A long straddle is a combination of a call and a put option purchased on the same security where the exercise price of the put is less than or equal to the exercise price of the call. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call and where the same issue of security or currency is considered cover for both the put and the call.

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There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the Fund is unable to close a purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the Fund cannot close a sale transaction with respect to options it has purchased, it will have to exercise the options to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although it is expected that outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may purchase and sell both options that are traded on U.S. and non-U.S. exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

Transactions by the Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the ability of the Adviser to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

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In addition to the risks of imperfect correlation between the portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur because of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Futures contracts and options on futures contracts. The Fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The Fund may enter into closing purchase and sale transactions with respect to any futures contracts and options on futures contracts. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time, and place. The Fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. Futures contracts are traded in the U.S. on exchanges or boards of trade that are licensed and regulated by the CFTC.

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on a foreign currency to establish the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that the Fund owns or proposes to acquire. The Fund may, for example, take a “short” position in the futures market by selling futures contracts to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the value of the Fund’s securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of its securities. Similarly, the Fund may sell futures contracts in a foreign currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of The Adviser, there is a sufficient degree of correlation between price trends for the Fund’s securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances, prices of securities in the portfolio may be more or less volatile than prices of such futures contracts, The Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the portfolio securities would be substantially offset by a decline in the value of the futures position.

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On other occasions, the Fund may take a “long” position by purchasing futures contracts. This may be done, for example, when it anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on futures contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction, but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

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The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. When futures contracts and options are used for hedging purposes, perfect correlation between the Fund’s futures positions and portfolio positions may be impossible to achieve, particularly where futures contracts based on individual securities are currently not available. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. It is not possible to hedge fully or perfectly against the effect of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Financial futures and options transactions. The Adviser has claimed an exclusion from registration as a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act (the “CEA”), and, therefore, the Adviser will not, with respect to its management of the Fund, be subject to registration or regulation as a commodity pool operator.

Under this exemption, the Fund will remain limited in its ability to trade instruments subject to the jurisdiction of the CFTC, including commodity futures (which include futures on broad-based securities indexes and interest rate futures), options on commodity futures and swaps. This limitation also applies with respect to any indirect exposure that the Fund may have to these instruments through investments in other funds. The Adviser may have to rely on representations from the underlying fund’s manager about the amount (or maximum permitted amount) of the underlying fund’s investment exposure to instruments such as commodity futures, options on commodity futures and swaps.

Under this exemption, the Fund must satisfy one of the following two trading limitations at all times: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity futures, options on commodity futures, swaps and other CFTC-regulated instruments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). The Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

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Credit default swap agreements. The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no specified events of default, or “credit events,” on an underlying reference obligation have occurred. If such a credit event occurs, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation, or must make a cash settlement payment. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund will receive no return on the stream of payments made to the seller. However, if a credit event occurs, the Fund, as the buyer, receives the full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, if there is no credit event. If a credit event occurs, the Fund, as the seller, must pay the buyer the full notional value of the reference obligation. The Fund, as the seller, would be entitled to receive the reference obligation. Alternatively, the Fund may be required to make a cash settlement payment, where the reference obligation is received by the Fund as seller. The value of the reference obligation, coupled with the periodic payments previously received, would likely be less than the full notional value the Fund pays to the buyer, resulting in a loss of value to the Fund as seller. When the Fund acts as a seller of a credit default swap agreement it is exposed to the risks of a leveraged transaction. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed to be equivalent to such rating.

The Fund may also invest in credit derivative contracts on baskets or indices of securities, such as CDX. A CDX can be used to hedge credit risk or to take a position on a basket of credit entities or indices. The individual credits underlying credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market such as investment grade, below investment grade and emerging markets. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

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Credit-linked notes. The Fund may invest in credit-linked notes (“CLNs”), which are derivative instruments. A CLN is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

Exchange-traded notes. The Fund may invest in exchange-traded notes (“ETNs”). An ETN is a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and ETFs. An ETN’s returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected.

An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities, or other components in the applicable index. ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain components comprising the index tracked by an ETN may, at times, be temporarily unavailable, which may impede an ETN’s ability to track its index. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. However, the Fund’s potential loss is limited to the amount actually invested in the ETN.

The market value of an ETN is influenced by supply and demand for the ETN, the current performance of the index or other reference asset, the credit rating of the ETN issuer, volatility, and lack of liquidity in the reference asset, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the reference asset. The market value of ETN shares may differ from their net asset value. This difference in price may be because of the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index (or other reference asset) that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value. The Fund will bear its pro rata portion of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN.

Repurchase agreements. The Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund’s purchase price, with the difference being income to it. A repurchase agreement may be considered a loan by the Fund’s collateralized by securities. Under the direction of the Board of Directors, the Adviser reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the Fund. The counterparty’s obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the Fund’s custodian in a segregated, safekeeping account for the benefit of it. Repurchase agreements afford the Fund an opportunity to earn income on temporarily available cash. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchasing the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all the principal and interest involved in the transaction. There is no specific limit on the Fund’s ability to enter into repurchase agreements. The SEC frequently treats repurchase agreements as loans for purposes of the Investment Company Act.

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Reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities to a bank or other institution with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. Reverse repurchase agreements may be deemed a type of borrowing. To the extent the Fund covers its commitments under reverse repurchase agreements by the segregation of liquid assets or by otherwise covering its obligations under these instruments, they will not be considered “senior securities” under the Investment Company Act and thus not be subject to the 300% asset coverage requirement applicable to forms of indebtedness used by the Fund. See “Asset Segregation.”

Dollar rolls. The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund; it will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to its forward purchase price.

For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.

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Dollar rolls involve certain risks including the following: if the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to purchase or repurchase the securities subject to the dollar roll may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of dollar rolls will depend upon the Adviser’s ability to manage its interest rate and prepayment exposure. There is no assurance that dollar rolls can be successfully employed.

Asset segregation. The Investment Company Act requires that the Fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the portfolio. If the Fund enters into a transaction requiring segregation, such as a forward commitment or a reverse repurchase agreement, the custodian or the Adviser will segregate liquid assets in an amount required to comply with the Investment Company Act. To the extent the Fund sells or writes credit default swaps or event-linked swaps, the Fund segregates liquid assets at least equal to the full notional value of such credit default swaps or event-linked swaps. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the Investment Company Act, additional liquid assets will be segregated. In some instances, a Fund may “cover” its obligation using other methods to the extent permitted under the Investment Company Act, orders or releases issued by the SEC thereunder, or no-action letters or other guidance of the SEC staff.

When-issued and delayed delivery securities. The Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the Fund before the actual delivery or payment by the other party to the transaction. The Fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When the Fund enters into when-issued or delayed delivery transactions it will segregate liquid assets with a value equal to the Fund’s obligations. See “Asset Segregation.”

Fundamental Investment Policies and Restrictions

The Fund has adopted certain fundamental investment policies and restrictions, which cannot be changed without the vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities of an investment company, such as the Fund, means the affirmative vote of the lesser of: (a) more than fifty percent (50%) of its outstanding shares; or (b) sixty-seven percent (67%) or more of the voting securities present at a meeting of the Fund’s shareholders (“Shareholders”) (provided that more than fifty percent (50%) of its outstanding shares are represented at the meeting in person or by proxy). If a fundamental policy and restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages will not be considered a violation of any of these fundamental policies and restrictions if these increases or decreases in percentages result solely from increases or decreases in the total amount of the Fund's assets or changes in the values of portfolio investments, provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

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The following are fundamental policies that may be changed only with a Shareholder vote:

(1)       The Fund’s 80% Policy, defined under the “Principal Investment Strategies” in the Prospectus, to invest in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

(2)       The Fund may not issue any senior security (as that term is defined in the Investment Company Act) or borrow money, except to the extent permitted by the Investment Company Act, the rule and regulations thereunder, and any applicable exemptive relief.1

(3)       The Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(4)       The Fund may not purchase or sell real estate, but this shall not prevent the Fund from investing in municipal securities secured by real estate or interest therein or foreclosing upon and selling such real estate.

(5)       The Fund may invest in commodities only as permitted by the Investment Company Act or other governing statute, by the Rules thereunder or by the SEC or other regulatory agency with authority over the Fund.

(6)       The Fund may not make loans to others, except as permitted under the Investment Company Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.2

(7)       The Fund may not concentrate (i.e., invest more than 25% of its total assets in securities of issuers in any one industry or group of industries), provided, however, that such limitation shall not apply to municipal securities other than those municipal securities backed principally by the assets and revenues of non-governmental issuers.3

[1]	Section 18(c) of the Investment Company Act generally limits a registered closed-end investment company to issuing one class of senior securities representing indebtedness and one class of senior securities representing stock, except that the class of indebtedness or stock may be issued in one or more series, promissory notes, or other evidences of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed, are not deemed a separate class of senior securities.

Section 18(a) of the 1940 Act generally prohibits a registered closed-end fund from incurring borrowings if, immediately thereafter, the aggregate amount of its borrowings exceeds 331⁄3% of its total assets. The Fund has not applied for, and currently does not intend to apply for, such exemptive relief, but reserves the right to do so in the future.

[2]	Section 21 of the 1940 Act makes it unlawful for a registered investment company, like the Fund, to lend money or other property if (i) the investment company’s policies set forth in its registration statement do not permit such a loan or (ii) the borrower controls or is under common control with the investment company. The Fund has not applied for, and currently does not intend to apply for, such exemptive relief, but reserves the right to do so in the future.

[3]	For purposes of this restriction, governments and their political subdivisions are not part of any industry.
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In addition, the Fund is classified as a “non-diversified company,” as defined under the Investment Company Act.

The Fund interprets each of these fundamental investment policies and restrictions under the Investment Company Act, the rules and regulations under the Investment Company Act, and the SEC's and its staff's interpretations of the Investment Company Act. Under the Investment Company Act, investments of more than 25% of a fund’s total assets in one or more issuers in the same industry or group of industries constitutes concentration. The policy in subparagraph (7) above will be interpreted in accordance with public interpretations of the SEC and its staff and to give broad authority to the Fund as to how to classify issuers within or among either industries or groups of related industries. The Fund currently utilizes one or more industry classifications used by one or more widely recognized market indexes or rating group indexes, or as defined by the Adviser. For applying the 25% industry limitation set forth in subparagraph (7) above, such limitation will apply to municipal securities if the payment of principal and interest for such securities is derived principally from a specific project, and in that situation the Fund will consider such municipal securities to be in an industry associated with the project. If the Fund invests in any investment company, it will look through the underlying investment company to determine the Fund’s compliance with subparagraph (7) above; in other words, it will concentrate its investments in a particular industry or group of related industries to the same extent that the underlying fund is concentrated.

In addition, the Fund will consider the investments of underlying investment companies when determining compliance with its concentration policy, to the extent the Fund has sufficient information about such investments. Under the Investment Company Act, the Fund may invest only up to 10% of its total assets in the aggregate in shares of other investment companies and only up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased, unless permitted to exceed such limitation pursuant to SEC rule or exemptive relief. As a shareholder in any investment company, the Fund will bear its ratable share of that investment company’s expenses, and will also remain subject to payment of the Fund’s management, advisory and administrative fees with respect to assets so invested. Holders of Common Shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

For any percentages adopted by the Fund as maximum limitations on its investment policies and restrictions, an excess above the fixed percentage will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or action taken by the Adviser. In other words, changes in percentages due to market appreciation or depreciation of a position will not cause a violation of the policy or restriction. This paragraph does not apply to the borrowing policy set forth in subparagraph (2) above as the coverage ratio described in that subparagraph must always be met. Under the Investment Company Act, the Fund is not permitted to issue “senior securities representing indebtedness” if, immediately after the issuance of such senior securities representing indebtedness, the asset coverage ratio with respect to such senior securities would be less than 300%. “Senior securities representing indebtedness” include borrowings (including loans from financial institutions) and debt securities. “Senior securities representing indebtedness” also include other derivative investments or transactions, such as reverse repurchase agreements, to the extent the Fund has not fully covered, segregated, or earmarked cash or liquid assets in accordance with the1940 Act, the rules thereunder, and applicable positions of the SEC and its staff. With respect to any such senior securities representing debt, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

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Other Fundamental Policies

In addition, the Fund has adopted the following fundamental policies with respect to repurchase offers, which may not be changed without the approval of the holders of a majority of the Fund’s outstanding Shares:

(a)       The Fund will make quarterly repurchase offers pursuant to Rule 23c-3 under the Investment Company Act, as amended, for 5% to 25% of the Shares outstanding at net asset value less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements.

(b)       The Fund will repurchase Shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board of Trustees in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 days and no more than 42 days after the Fund sends notification to Shareholders of the repurchase offer.

(c)       There will be a maximum 14 calendar day period (or the next Business Day if the 14th calendar day is not a Business Day) between the Repurchase Request Deadline and the date on which the Fund’s net asset value applicable to the repurchase offer is determined (the “Repurchase Pricing Date”).

Non-Fundamental Investment Policies and Restrictions

The Fund's investment objective described under “Investment Objective” in the Prospectus is considered non-fundamental and may be changed by the Board of Trustees without Shareholder approval. Shareholders, however, will be notified in writing of any change at least 60 days before effecting any material change to the Fund’s investment objective. The Fund interprets each non-fundamental investment policy and restriction under the Investment Company Act, the rules and regulations under the Investment Company Act, and the SEC's and its staff's interpretations of the Investment Company Act.

Portfolio Turnover

The Fund may dispose of securities without regard to the length of time they have been held when such actions, for defensive reasons or otherwise, appear advisable to the Adviser. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded. A high portfolio turnover rate bears certain tax consequences and results in greater transaction costs, which are borne directly by the Fund or indirectly by the Shareholders.

B-31

Management of the Fund

Board of Trustees

The Fund is governed by its Board of Trustees (the “Board”), which has overall responsibility for monitoring and overseeing the Fund’s investment program, its management and operations, and the Adviser on behalf of the Fund and the Shareholders. The Board has approved the Fund’s investment program as described in the Prospectus.

At least a majority of the Trustees are and will be persons who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act, of the Fund (referred to as the “Independent Trustees”). Each investor, by purchasing Shares in the Fund, will become a Shareholder of the Fund and be deemed to have voted for the election of each initial Trustee. Any vacancy on the Board of Trustees may be filled by a majority of the remaining Trustees, except to the extent the Investment Company Act requires the election of trustees by Shareholders.

Trustees and Officers

The tables below show, for each Trustee and executive officer of the Fund, his name, address, and age; the position held with the Fund; the length of time served as Trustee or officer of the Fund; the Trustee's or officer's principal occupations during the last five years; the number of portfolios in the Adviser’s fund complex overseen by the Trustee or for which a person served as an officer; and other directorships or trusteeships held by such Trustee. The address of each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

B-32

Information Regarding Trustees

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) and Other Directorships/Trusteeships During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
J. Robert Lind – 1961	Interested Trustee and President	Since 2021	Managing Director, Lind Capital Partners, LLC (2009 - Present).	1
Richard H. Adler 1954	Independent Trustee	Since 2021	President/CEO, Red Arrow Capital, LLC (2014 – Present).	1
Thomas J. Schmidt – 1963	Independent Trustee and Chairman	Since 2021	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present); Trustee, 360 Funds (2018-Present)	1

Information Regarding Officers

Name and Year of Birth	Position with the Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
Erik Naviloff – 1968	Treasurer	Since 2021	Vice President – Fund Administration, Ultimus Fund Solutions, LLC (2011 – Present).
William Kimme - 1962	Chief Compliance Officer	Since 2021	Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2011).
Khimmara Greer - 1983	Secretary	Since 2021	Vice President and Senior Legal Counsel of Ultimus Fund Solutions, LLC (2021 – Present); Vice President, Asset Servicing – Regulatory Administration of The Bank of New York Mellon (2019 – 2021); Vice President and Counsel of State Street Bank and Trust Company (2015 – 2019).
Deryk Jones - 1988	Anti-Money Laundering Compliance Officer	Since 2021	Compliance Analyst, Northern Lights Compliance Services, LLC (2018 – Present); AML Officer, Princeton Private Investments Access Fund (2019 – Present).
B-33

Trustee Share Ownership

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee[1]	Dollar Range of Equity Securities in the Fund[2]	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen in Family of Investment Companies[2]
J. Robert Lind[3]	$0	$0
Richard H. Adler	$0	$0
Thomas J. Schmidt	$0	$0

[1]	The address for each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
[2]	As of the date of this SAI, the Fund had not yet commenced operations.
[3]	Considered to be an Interested Person within the meaning of the Investment Company Act through his position or affiliation with the Adviser.

Compensation of Trustees

The following table shows information regarding the compensation expected to be received by the Independent Trustees, and from all registered investment companies for which the Adviser serves as an investment adviser for the Fund’s initial fiscal year ending December 31, 2022. Each Independent Trustee receives an annual retainer of $12,000, paid quarterly. No compensation is paid by the Fund to Trustees that are interested persons of the Adviser (as determined under the Investment Company Act). In all cases, no pension or retirement benefits accrued as part of the Fund's expenses.

Name of Independent Trustee	Total Compensation from Fund and Fund Complex Paid to Trustees
Richard H. Adler	$12,000
Thomas J. Schmidt	$12,000

Board Committees

The Board of Trustees has an audit committee (the “Audit Committee”), a valuation oversight committee (the “Valuation Oversight Committee”), and a nominating committee (the “Nominating Committee”), each consisting of the three Independent Trustees. Richard H. Adler has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Mr. Adler is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Fund and its internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board in overseeing the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; and (v) act as a liaison between the Fund’s independent registered public accounting firm and the Board.

B-34

Mr. Adler is the Chairman of the Valuation Oversight Committee. The Valuation Oversight Committee is responsible for overseeing determination of the fair value of the Fund’s portfolio securities and other assets on behalf of the Board in accordance with the Fund’s valuation procedures. The Valuation Oversight Committee shall monitor the material aspects of the Fund’s valuation procedures as adopted and revised from time to time by the Board, as well as the Fund’s compliance with respect to the valuation of its assets under the Investment Company Act.

Mr. Schmidt is the Chairman of the Nominating Committee. The Nominating Committee is responsible for recommending qualified candidates to the Board if a position is vacated or created. The Nominating Committee would consider recommendations by Shareholders if a vacancy were to exist. In considering Trustee nominee candidates, the Nominating Committee considers a wide variety of factors, including the overall diversity in the composition of the Board. The Nominating Committee believes the Board generally benefits from diversity of background, experience, and views among its members, and considers this a factor in evaluating the composition of the Board but has not adopted any specific policy in this regard.

The Board has determined that its leadership structure is appropriate given the business and nature of the Fund, the Fund’s status as a new company with no performance history, the small size of the Board and the Fund’s initial capitalization. The Board considered that the Chairman of the Audit Committee is an Independent Trustee and serves as a key point person for dealings between management and the other Independent Trustees. The Independent Trustees also regularly meet outside the presence of management. The Board has determined that its committees help ensure that the Fund has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Fund, including the Adviser. The Board reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Fund in the interests of Shareholders, the Board, as a general matter, oversees risk management of the Trust’s investment programs and business affairs. The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Fund. The Board recognizes that: (i) not all risks that may affect the Fund can be identified; (ii) it may not be practical or cost-effective to eliminate or mitigate certain risks; (iii) it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals; and (iv) the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

B-35

The Board exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board. The Fund faces several risks, such as investment-related and compliance risks. The Adviser’s personnel seek to identify and address risks (i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund). Under the overall supervision of the Board or the applicable Committee, the Fund and the Adviser employ a variety of processes, procedures, and controls to identify such possible events or circumstances, to lessen the probability of their occurrence or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures, and controls are employed for different types of risks. Various personnel, including the Fund’s Chief Compliance Officer, as well as various personnel of the Adviser and other service providers such as the Fund’s independent accountants, may report to the Audit Committee and to the Board regarding various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

The officers and Trustees of the Fund, in the aggregate, own less than 1% of the Shares of the Fund as of the date of this SAI.

As of December 31, 2021, each Independent Trustee, and his or her immediate family members, did not beneficially or of record own securities in: (i) an investment adviser or principal underwriter of the Fund; or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

Shareholder Communications to the Board

Shareholders may send communications to the Board by addressing the communications directly to the Board (or individual Trustees) or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Trustees). The Shareholder may send the communication to either the Fund’s office or directly to such Trustees at the address specified for each Trustee. Other Shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

The Adviser

The Adviser is Lind Capital Partners, LLC. The Adviser, an Illinois limited liability company, is registered with the SEC under the Advisers Act. The Adviser was founded in 2008. The Adviser's standard mailing address and the address of its principal office, including its office for service for process and for purposes of overnight mail, is 500 Davis Center, Suite 1004, Evanston, Illinois 60201.

B-36

Investment Advisory Agreement

The Adviser provides investment advisory services to the Fund, under the oversight of the Board, pursuant to an investment advisory agreement (the “Advisory Agreement”). The Advisory Agreement is effective for an initial two-year term and may be continued in effect if the continuance is approved annually by the Board, including a majority of Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on approval. The Board or the Shareholders may terminate the Advisory Agreement without payment of any penalty on 60 days’ prior written notice to the Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined by the Investment Company Act and the rules thereunder.

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Fund, the Adviser and any partner, director, officer or employee of the Adviser, or any of their affiliates, executors, heirs, assigns, successors or other legal representative, will not be liable to the Fund for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Fund. The Advisory Agreement also provides for indemnification, to the fullest extent permitted by law, by the Fund of the Adviser and its respective affiliates and controlling persons, for any liability or expense, including without limitation reasonable attorneys’ fees and expenses, to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person's willful misfeasance, bad faith, gross negligence, reckless disregard of duty, a material breach of a provision of the Advisory Agreement or violation of applicable law, including, without limitation, the federal and state securities laws.

Portfolio Manager

Other Accounts Managed by Portfolio Manager. The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities (other than the Fund). Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment accounts, and (iii) other accounts. Information is shown as of December 31, 2021.

Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance
J. Robert Lind	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	21	$183	1	$100
Anthony Chun	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	20	$83	0	$0
Jon Lind	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	21	$183	1	$100

B-37

Compensation of the Portfolio Managers

Mr. Lind is a principal of the Adviser and as such is compensated through distributions that are based primarily on the profits and losses of the Adviser. Mr. Chun and Mr. Jon Lind are compensated through salary, bonus, and the Adviser’s equity plan.

Securities Ownership of the Portfolio Managers

The Fund is a newly organized closed-end management investment company. Accordingly, as of the date of this SAI, the portfolio managers do not beneficially own any securities issued by the Fund.

Conflicts of Interest

The Adviser’s management of accounts other than the Fund may give rise to potential conflicts of interest in connection with its management of the Fund’s investments, on the one hand, and the investments of the other accounts (the “Other Accounts”), on the other. The Other Accounts might have similar investment objectives as the Fund, track the same indices the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While a portfolio manager’s management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Portfolio Transactions

The Adviser is responsible for, makes decisions with respect to and places orders for purchases and sales of portfolio securities for the Fund, under the general supervision of the Board. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which vary among different brokers. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. For over-the-counter transactions, the Adviser normally deals directly with dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere or as described below. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

B-38

 The Advisory Agreement between the Fund and Adviser generally provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. When allocating transactions to broker-dealers, the Adviser will consider, in determining whether a particular broker-dealer will provide best execution, all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Adviser need not pay the lowest spread or commission available if it determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Adviser’s overall responsibilities as to the accounts as to which it exercises investment discretion. Research services may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparisons of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, such research services may or may not be useful to the Fund. Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the management fee payable to the Fund. The Adviser will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.

The Board will periodically review the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.

Description of Shares

The Shares will be offered in a continuous offering thereafter at the Fund’s then current net asset value (“NAV”) per Common Share. The Board (subject to applicable law and the Fund's Agreement and Declaration of Trust) may authorize an offering, without the approval of shareholders, as the Board determines to be necessary, desirable, or appropriate, having such terms, rights, preferences, privileges, limitations, and restrictions.

B-39

Tax Aspects

The following is a summary of certain aspects of the U.S. federal income taxation of the Fund and the Shareholders that should be considered by a prospective Shareholder. The Fund has not sought a ruling from the Internal Revenue Service (the “IRS”) or any other U.S. federal, state, or local agency with respect to any tax matters affecting the Fund, nor has it obtained an opinion of counsel with respect to any of those matters.

The summary of the U.S. federal income tax treatment of the Fund and the Shareholders set out below is based upon the Internal Revenue Code (the “Code”), judicial decisions, Treasury Regulations (proposed and final) (the “Regulations”) and administrative rulings in existence as of the date of this SAI, all of which are subject to change, possibly with retroactive effect. The summary does not discuss the effect, if any, of various proposals to amend the Code that could change certain of the tax consequences of an investment in the Fund; nor does the summary discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the U.S. federal income tax laws, such as insurance companies, financial institutions, tax-exempt organizations, dealers in securities, Shareholders who invest in the Fund through an IRA, or Shareholders subject to the alternative minimum tax. This summary assumes that Shareholders hold their Shares as capital assets (generally, for investment). This summary does not discuss any aspects of U.S. estate or gift tax or state, local or non-U.S. tax law. Each prospective Shareholder should consult with his, her or its own tax adviser to fully understand the U.S. federal, state, local and non-U.S. tax consequences of an investment in the Fund.

For purposes of this summary, a “U.S. Shareholder” is a beneficial owner of Shares that is, for U.S. federal income tax purposes:

(a)       A citizen or individual resident of the United States;

(b)       A corporation or other entity treated as a corporation created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

(c)       An estate the income of which is subject to U.S. federal income taxation regardless of its source; or

(d)       A trust, if (i) a court within the United States can exercise primary supervision over the trust's administration and one or more U.S. persons (within the meaning of Section 7701(a)(30) of the Code) have the authority to control all its substantial decisions, or (ii) a valid election to be treated as a U.S. person is in effect under the relevant Regulations with respect to such trust.

A beneficial owner of Shares that is not a U.S. Shareholder or a partnership is referred to herein as a “non-U.S. Shareholder.”

If an entity or arrangement that is classified as a partnership for U.S. federal income tax purposes holds Shares, the tax treatment of a partner in the partnership generally will depend upon the status of the partner and the activities of the partnership. Partnerships considering an investment in the Shares and partners in such partnerships should consult their tax advisers regarding the U.S. federal income tax consequences of acquiring, owning, and disposing of the Shares.

B-40

Taxation of the Fund

Qualification as a RIC. The Fund intends to qualify for the special tax treatment accorded to Regulated Investment Companies (“RICs”) under the Code. If the Fund so qualifies, the Fund (but not the Shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it timely distributes to Shareholders. If the Fund retains any such income or gains, it will be subject to tax at regular corporate rates on the amount retained. The Fund intends to distribute substantially all such income and gains annually.

To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy the source-of-income, asset diversification, and distribution requirements described below.

First, the Fund must derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, net income derived from an interest in a “qualified” publicly traded partnership, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies. A publicly traded partnership is “qualified” if it is treated as a partnership for U.S. federal income tax purposes and less than ninety percent (90%) of its gross income consists of income described in the previous sentence. To the extent the Fund invests in entities or arrangements that are treated as partnerships or grantor trusts for U.S. federal income tax purposes and are not qualified publicly traded partnerships, the income derived from such investments may be treated in whole or in part as non-qualifying income for purposes of the gross income test described in this paragraph, depending on the underlying source of income to such entities or arrangements. If the Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test was due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. The Fund would be subject to an excise tax if it were to rely on this rule to meet the gross income test.

Second, the Fund must satisfy an asset diversification test. Under that test, at the close of each quarter of the Fund's taxable year:

(a)       At least 50% of the value of the Fund's assets must generally consist of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and securities of other issuers if, as to each of those other issuers, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer; and

(b)       No more than 25% of the value of the Fund's total assets may be invested in each of the securities (other than U.S. government securities and securities of other RICs) of: (i) any one issuer, (ii) two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or (iii) qualified publicly traded partnerships. If the Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either: (A) the failure to satisfy the asset test was de minimis and the Fund were to satisfy the asset test within a prescribed period, or (B) the Fund's failure to satisfy the asset diversification test was due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. The Fund's failure to satisfy the asset diversification test would be considered de minimis if it were due to the Fund's ownership of assets the total value of which did not exceed the lesser of $10,000,000 and 1.00% of the total value of the Fund's assets at the end of the fiscal quarter in which the test was being applied. The Fund would be subject to an excise tax if it were to rely on the rule described in (B) of this paragraph to meet the asset diversification test. With respect to these limitations and restrictions imposed by the Code, the Fund, in appropriate circumstances, will be required to “look through” to the income, assets and investments of certain Portfolio Funds.

B-41

Third, the Fund must distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) for the taxable year. Distributions by the Fund made during the taxable year or, under specified circumstances, within a period up to 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of this requirement.

Failure to Qualify as a RIC. If, in any taxable year, the Fund fails to qualify as a RIC under the Code, the Fund would be taxed in the same manner as an ordinary corporation. In addition, to re-qualify for taxation as a RIC that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions. The remainder of this discussion assumes that the Fund qualifies for taxation as a RIC.

Excise Tax. The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98.2% net income, determined, in general, on a December 31 year end, plus certain undistributed amounts from the previous years. While the Fund intends to distribute its income and capital gain net income in the manner necessary to avoid imposition of the 4% excise tax, it is possible that some excise tax will be incurred and, although not currently anticipated, there are circumstances in which the Fund may not have the necessary information, or may, for other reasons, elect not to make the distributions necessary to avoid this tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

U.S. Shareholders

Distributions. Distributions paid by the Fund from its ordinary income or from its excess of net short-term capital gains over net long-term capital losses (together referred to as “ordinary income dividends”) are taxable to U.S. shareholders as ordinary income to the extent paid from the Fund's current or accumulated earnings and profits. Distributions made from the Fund's excess of net long-term capital gains over net short-term capital losses, or “net capital gain” (“capital gain dividends”), if properly reported by the Fund, are taxable to U.S. Shareholders as long-term capital gains, regardless of the length of time the U.S. shareholder has owned Shares. Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional Shares of the Fund. Distributions in excess of the Fund's current and accumulated earnings and profits (which represent a return of capital, meaning a return to Shareholders of the money they originally invested in the Fund) will first reduce the adjusted tax basis of a shareholder's Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such shareholder. The Fund will provide the Shareholders with a written notice reporting the amount of dividends paid during the year that qualify as capital gain dividends, as qualified dividend income (discussed below), and as ordinary income dividends.

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A portion of the Fund's ordinary income dividends attributable to the dividends received from domestic corporations, and reported as such, may be eligible for the dividends received deduction allowed to corporations under the Code if certain requirements are met. In addition, ordinary income dividends that are properly reported by the Fund and are derived from qualified dividend income are taxed to individuals at the rates applicable to long-term capital gains. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Certain holding period and other requirements must be met by both the shareholder and the Fund for distributions to be eligible for the corporate dividends received deduction or the preferential individual tax rates that apply to qualified dividend income. There can be no assurance as to what portion, if any, of the Fund's distributions will be eligible for the dividends received deduction or will constitute qualified dividend income.

If the Fund pays a dividend in January that was declared in the previous October, November, or December to Shareholders of record on a specified date in one of such months, then such dividend will be treated for U.S. federal income tax purposes as being paid by the Fund and received by the Shareholders on December 31 of the year in which the dividend was declared.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates (currently at a maximum of 35%) on the amount retained. In such case, it may report the retained amount as undistributed capital gains in a notice to the Shareholders, who will be treated as if each received a distribution of its pro rata common share of such gain, with the result that each Shareholder will: (i) be required to report its pro rata common share of such gain on its tax return as long-term capital gain; (ii) receive a refundable tax credit for its pro rata common share of tax paid by the Fund on the gain; and (iii) increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

If an investor buys Shares just before the record date of a dividend declared by the Fund, the investor will receive that dividend. Such dividends, although in effect a return of capital, will be treated as ordinary income or capital gain dividends to the extent described above. Accordingly, the timing of the purchase of the Shares may result in a return of a portion of the investment as taxable income. Therefore, prior to purchasing Shares, an investor should carefully consider the impact of ordinary income or capital gains dividends that are expected to be or have been announced.

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Sale, Redemptions Other Disposition of Shares. Upon the sale, exchange, repurchase or other disposition of Shares (including upon dissolution of the Fund), the Shareholder generally will realize a capital gain or loss in an amount equal to the difference between the amount realized and the Shareholder's adjusted tax basis in the Shares sold. Such gain or loss will be long-term or short-term, depending upon the Shareholder's holding period for the Shares. Generally, a Shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year. However, any loss upon the sale or exchange of Shares held for six months or less will be treated as long-term capital loss generally to the extent of any capital gain dividends received (or undistributed capital gains deemed received) by the Shareholder. For non-corporate U.S. Shareholders (including individuals), long-term capital gains may be subject to preferential rates of taxation. The deductibility of capital losses is subject to limitations under the Code. A loss realized on a sale or exchange of Shares will be disallowed if any Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within 61 days beginning 30 days before and ending 30 days after the date on which the Shares are disposed of. In such case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss.

Medicare Tax. Certain U.S. Shareholders who are individuals, estates or trusts and whose income exceeds certain thresholds will be required to pay a 3.8% Medicare tax on all or a portion of their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of the Fund's stock.

Non-U.S. Shareholders

Distributions. Ordinary income dividends paid to non-U.S. Shareholders generally will be subject to a 30% U.S. withholding tax (or possibly a lower rate provided by an applicable tax treaty) to the extent paid from the Fund's current or accumulated earnings and profits unless the dividends are effectively connected with the non-U.S. Shareholder's U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder's permanent establishment (as described below). However, for taxable years of a regulated investment company beginning before January 1, 2014 (and, if extended as has happened in the past, for taxable years covered by such extension), certain “interest-related dividends” and “short-term capital gain dividends” paid by the Fund to a non-U.S. Shareholder and reported by the Fund as such are eligible for an exemption from the thirty percent (30%) U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by the Fund that would not be subject to such tax if earned by a foreign Shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of the Fund's net short-term capital gains over net long-term capital losses. Both “interest-related dividends” and “short-term capital gain dividends” must be reported as such by a written statement furnished to Shareholders. There can be no assurance as to whether this provision will be extended or, even if extended, what portion of the Fund's distributions would qualify for favorable treatment as interest related dividends or short-term capital gain dividends. Non-U.S. Shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

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Sale or Other Disposition of Shares. A non-U.S. Shareholder will generally be exempt from U.S. federal income tax on capital gain dividends, any amounts retained by the Fund that are reported as undistributed capital gains and any gains realized upon the sale or other disposition of Shares of the Fund (including upon dissolution of the Fund), except in the case of: (i) an individual non-U.S. Shareholder that is present in the U.S. for 183 days or more in the taxable year of such distribution, sale or other disposition and for which certain other conditions are met; or (ii) a non-U.S. Shareholder for which such gains are effectively connected with the non-U.S. Shareholder's U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder's permanent establishment (as described below).

Effectively Connected Income. If income from the Fund is effectively connected with a non-U.S. Shareholder's U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder's U.S. permanent establishment, then ordinary income dividends, capital gain dividends, undistributed capital gains, and any gains realized from the sale or other disposition of Shares generally will be subject to U.S. federal income tax in substantially the same manner as if received by a U.S. Shareholder. Corporate non-U.S. Shareholders may also be subject to an additional branch profits tax.

FATCA. Under U.S. legislation enacted in 2010 and existing guidance thereunder, commonly known as the “Foreign Account Tax Compliance Act” or “FATCA,” a 30.00% withholding tax on dividends paid by the Fund, and, on or after January 1, 2017, on certain capital gains distributions and gross proceeds from the sale or other disposition of Shares generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution” as defined under FATCA, the foreign entity undertakes certain due diligence, reporting, withholding, and certification obligations; (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors; or (iii) the foreign entity is otherwise excepted under FATCA. If withholding is required under FATCA on a payment related to any Fund distribution, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefit of such exemption or reduction. An intergovernmental agreement between the United States and an applicable foreign country, or future Treasury regulations or other guidance, may modify the foregoing requirements. The Fund will not pay any additional amounts in respect of amounts withheld under FATCA. Each investor should consult its tax adviser regarding the effect of FATCA based on its individual circumstances.

Backup Withholding

Under certain provisions of the Code, some Shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, Shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund, who fails to establish an exemption from backup withholding or who, to the Fund's knowledge, have furnished an incorrect number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules for payments made to a Shareholder may be refunded or credited against such Shareholder's U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.

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Tax Treatment of Investments

Hedging and Derivative Transactions. The transactions of the Fund are subject to special tax rules of the Code that may, among other things: (i) affect the character of gains and losses realized (for example, by converting lower taxed long-term capital gains or qualified dividend income into higher taxed short-term capital gains or ordinary income and converting an ordinary loss or deduction into capital loss (the deductibility of which is more limited)); (ii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iii) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to regulated investment companies); (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; (v) adversely alter the characterization of certain complex financial transactions; and (vi) produce income that will not be “qualified” income for purposes of the 90.00% annual gross income requirement described above. Operation of these rules could, therefore, affect the character, amount, and timing of distributions to Shareholders. Special tax rules also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. If the Fund engages in transactions affected by these provisions, it intends to monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records to mitigate, to the extent reasonably feasible, the effect of these tax rules and avoid any possible disqualification for the special treatment afforded regulated investment companies under the Code.

The Fund's gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. Upon the exercise of a put held by the Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

The Fund may invest in securities or derivative transactions the U.S. federal income tax treatment of which is uncertain. The timing or character of income received by the Fund may be affected to the extent that the U.S. federal income tax treatment of such securities or transactions differs from the treatment anticipated by the Fund. In such case, the Fund may be required to purchase or sell securities or otherwise change its portfolio to maintain its qualification as a regulated investment company.

Passive Foreign Investment Companies. Investments by the Fund in stock of certain foreign corporations which generate mostly passive income, or at least half the assets of which generate such income (referred to as “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. federal income taxation of the Fund's share of the PFIC's earnings. The Fund may be subject to U. S. federal income tax and an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to the Shareholders. The Fund may be eligible to make an election to be treated as a qualified electing fund (a “QEF election”) with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, a QEF election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. The Fund may not be able to make this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy. Alternatively, the Fund could elect to “mark-to-market” at the end of each taxable year all shares that it holds in PFICs because it expects to publish its net asset value at least annually. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value, but only to the extent of previously recognized unreversed “mark-to-market” gains. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but, in any particular year, the Fund might be required to recognize income (which generally must be distributed to Shareholders) in excess of the distributions it received from PFICs.

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THE FOREGOING IS A BRIEF SUMMARY OF CERTAIN U.S. FEDERAL INCOME TAX MATTERS THAT ARE PERTINENT TO PROSPECTIVE INVESTORS. THE SUMMARY IS NOT, AND IS NOT INTENDED TO BE, A COMPLETE ANALYSIS OF ALL PROVISIONS OF THE U.S. FEDERAL INCOME TAX LAW WHICH MAY HAVE AN EFFECT ON SUCH INVESTMENTS. THIS ANALYSIS IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. ACCORDINGLY, PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN RESPECTIVE TAX ADVISERS WITH RESPECT TO THEIR OWN RESPECTIVE TAX SITUATIONS AND THE EFFECTS OF THIS INVESTMENT THEREON.

Code of Ethics

Each of the Fund’s and the Adviser’s codes of ethics (the “Codes of Ethics”) have been adopted in compliance with Section 17(j) of the Investment Company Act and Rule 17j-1 thereunder. Each Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to a Code of Ethics may invest in securities for their personal investment accounts, including making investments in the securities that may be purchased or held by the Fund.

The Codes of Ethics may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The Codes of Ethics also may be available on the Edgar Database on the SEC’s Website, http://www.sec.gov, or be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing to: SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policy and Proxy Voting Record

The Board has delegated the voting of proxies for Fund securities to the Adviser pursuant to the Adviser’s proxy voting policies and procedures. Under these policies and procedures, the Adviser will vote proxies related to Fund securities in the best interests of the Fund and the Shareholders. A copy of the proxy voting policies and procedures of the Fund and of the Adviser is attached as Appendix A to this SAI.

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After August 31, 2022, information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended June 30, 2022, will be available without charge, upon request, by calling the Fund at 833-615-3031, and on the SEC's website at http://www.sec.gov.

Fiscal Year

For accounting and tax purposes, the Fund’s fiscal and tax year is the year ending on December 31.

Financial Statements

Appendix B to this SAI provides the audited and unaudited seed financial statements of the Fund, the unaudited financial statements of the Predecessor Fund and Predecessor 3 Fund as of June 30, 2021, and the audited financial statements of the Predecessor Fund and Predecessor 3 Fund for the fiscal years ending December 31, 2020 and 2019, which were reorganized into the Fund. The Predecessor 3 Fund was determined to be the performance survivor. Each Predecessor Fund’s financial statements and the Fund's audited seed financial statements have been audited by BBD, LLP.

Supplemental Financial Information

A table showing the fees and expenses of the Fund after giving effect to the proposed reorganization of the Predecessor 3 Fund into the Fund is included in the Prospectus. The reorganization will not result in a material change to the Predecessor 3 Fund's investment portfolio due to the investment restrictions of the Fund. As a result, a schedule of investments of the Predecessor 3 Fund modified to show the effects of such change is not required and is not included. There are no material differences in the accounting policies of the Predecessor 3 Fund as compared to those of the Fund.

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APPENDIX A- Proxy Voting Policies and Procedures

The Fund

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser elect to vote or not to vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted or not voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

Where a proxy proposal raises a material conflict between the interests of the Adviser, any affiliated person(s) of the Adviser, the Distributor or any affiliated person of the Distributor, or any affiliated person of the Fund and the Fund’s or its shareholder’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the Fund’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting.

Information regarding how the Fund voted proxies, if any, relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available on the SEC’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available in the Fund’s Statement of Additional Information.

The Adviser

Although it is uncommon given the fixed income nature of our investment strategy, Lind has the authority to vote proxies for the Lind Funds. Proxies for high yield municipal bonds, often occur in restructures and workouts, if any. We vote the proxies in a way that we believe is consistent with our fiduciary duty to the Fund and that will cause the Fund’s securities to increase the most or decline the least in value. Lind does not have, per se, proxy vote guidelines as proxies for municipal securities are often unique and are not standardized. Consideration is provided to both long and short-term implications of the proposal to be voted upon when considering the vote that is in the best interest of the Fund.

For the Fund, our goal is to act in the best interest of the Fund and its limited partner investors. Lind does not have a formal proxy vote guideline or policy and procedure. We generally vote with management on standard matters (i.e., officers or directors, auditor, etc.). We separately evaluate other matters on a case-by-case basis. LCP maintains all records related to proxy ballots, including:

a. Date received

b. Reconciliation to number of bonds in the Fund

c. Date voted and how we voted (typically, online)

d. Records are maintained consistent with our general books and records: For 5 years from the end of the fiscal year the record was created.

e. When subscribers to the Funds are subject to ERISA, at least 25% of the total fund value must be invested by clients subject to ERISA for the Fund to be subject to ERISA. If this occurs, we follow the same guidelines, and procedure described above.

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APPENDIX B – Fund Seed Financial Statements and Predecessor Fund Financial Statements

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

FINANCIAL STATEMENTS

(Unaudited)

December 31, 2021

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

Index to Financial Statements

Page
Unaudited Financial Statements
Statement of Assets and Liabilities	2
Statement of Operations	3
Notes to the Financial Statements	4

1

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2021

ASSETS
Cash	$100,000
Deferred Offering Costs	20,571
Due from Advisor	2,500
Total Assets	123,071

LIABILITIES
Accrued Offering Costs	20,571
Accrued Organization Fees	2,500
Total Liabilities	23,071

NET ASSETS	$100,000

At December 31, 2021, the components of net assets were as follows:

Paid-in capital	$100,000

Shares of beneficial interest outstanding	10,000
Unlimited number of shares $0 Par Value

Net asset value and maximum offering price per share	$10.00

See notes to financial statements.

2

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

STATEMENT OF OPERATIONS (Unaudited)

Period Ended December 31, 2021

EXPENSES
Organizational expenses	$47,500
Less: reimbursement from adviser	47,500
Total Expenses	$-

See notes to financial statements.

3

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2021

(1)   ORGANIZATION

The Lind Capital Partners Municipal Credit Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 13, 2021, and had not commenced operations as of December 31, 2021, other than those relating to organizational matters and registration of its shares under applicable securities law.

Lind Capital Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund will engage in a continuous offering, of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of 5% of its outstanding shares at the Fund’s net asset value (“NAV”). The Fund’s initial offering price is $10.00. The Adviser purchased the initial shares at $10.00 per share on December 31, 2021.

The investment objectives of the Fund are to generate high current income from investments in municipal securities exempt from regular federal income tax and capital preservation. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of the issuance, exempt from regular federal income tax (“Municipal Bonds”).

(2)  SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Organizational and Offering Costs

Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over 12 months using the straight line method.

As of December 31, 2021, the Fund had incurred $47,500 in organizational costs and had $20,571 in deferred offering costs. As of December 31, 2021, all costs incurred by the Fund in connection with its offering are payable to the Adviser and are subject to the expense limitation agreement.

4

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

NOTES TO FINANCIAL STATEMENTS, continued

December 31, 2021

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Tax Information

It is the policy of the Fund to qualify as a regulated investment company, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)  INVESTMENT ADVISER

The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) until April 30, 2025, under which the Adviser has agreed contractually to waive its fees and reimburse expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of such Fund’s business), to the extent that they exceed 1.25% per annum of the Fund’s average daily net assets (the “Expense Limitation”). The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. The Adviser has reimbursed $47,500 expenses to the Fund which the Adviser may recapture by December 31, 2024.

5

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

NOTES TO FINANCIAL STATEMENTS, continued

December 31, 2021

As of December 31, 2021, no fees had been incurred by or paid to the Adviser by the Fund and the Adviser had reimbursed $47,500 in Fund expenses.

(4)  REPURCHASE OF SHARES

The Fund will make quarterly repurchase offers every three months. Shareholders will receive written notice at least 21 days and no more than 42 days in advance of the deadline to submit a repurchase request (the “Repurchase Deadline”). The repurchase price for shares is set 14 days after the Repurchase Deadline.

(5)  SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements and has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

6

Lind Capital Partners Municipal Credit Income Fund

Financial Statements

September 21, 2021

Lind Capital Partners Municipal Credit Income Fund

Index to Financial Statements

Page
Audited Financial Statements
Report of Independent Registered Public Accounting Firm	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Notes to the Financial Statements	5

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholder of

Lind Capital Partners Municipal Credit Income Fund

Opinion on the Financial Statement

We have audited the accompanying statement of assets and liabilities of Lind Capital Partners Municipal Credit Income Fund (the “Fund”), as of September 21, 2021, and the related statement of operations for the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 21, 2021, and the results of its operations for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the Fund since 2021.

Philadelphia, Pennsylvania

September 23, 2021

2

Lind Capital Partners Municipal Credit Income Fund

STATEMENT OF ASSETS AND LIABILITIES

September 21, 2021

ASSETS
Cash	$100,000
Deferred Offering Costs	20,571
Due from Advisor	2,500
Total Assets	123,071

LIABILITIES
Accrued Offering Costs	20,571
Accrued Organization Fees	2,500
Total Liabilities	23,071

NET ASSETS	$100,000

At September 21, 2021, the components of net assets were as follows:

Paid-in capital	$100,000

Shares of beneficial interest outstanding	10,000
Unlimited number of shares $0 Par Value

Net asset value and maximum offering price per share	$10.00

See notes to financial statements.

3

Lind Capital Partners Municipal Credit Income Fund

STATEMENT OF OPERATIONS

Period Ended September 21, 2021

EXPENSES
Organizational expenses	$47,500
Less: reimbursement from adviser	47,500
Total Expenses	$-

See notes to financial statements.

4

Lind Capital Partners Municipal Credit Income Fund

NOTES TO FINANCIAL STATEMENTS

September 21, 2021

(1)	ORGANIZATION

The Lind Capital Partners Municipal Credit Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 13, 2021 and did not have any operations from that date until September 21, 2021, other than those relating to organizational matters and registration of its shares under applicable securities law.

Lind Capital Partners, LLC (the ‘‘Adviser’’) serves as the Fund’s investment adviser.

The Fund will engage in a continuous offering, of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of 5% of its outstanding shares at the Fund’s net asset value (‘‘NAV’’). The Fund’s initial offering price is $10.00. The Adviser purchased the initial shares at $10.00 per share on September 21, 2021.

The investment objectives of the Fund are to generate high current income from investments in municipal securities exempt from regular federal income tax and maintain capital preservation. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of the issuance, exempt from regular federal income tax (“Municipal Bonds”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update (“ASU”) 2013-08.

Organizational and Offering Costs

Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over a 12 month period using the straight line method.

As of September 21, 2021, the Fund had incurred $47,500 in organizational costs and had $20,571 in deferred offering costs. As of September 21, 2021, all costs incurred by the Fund in connection with its offering are payable to the Adviser and are subject to the expense limitation agreement.

5

Lind Capital Partners Municipal Credit Income Fund

NOTES TO FINANCIAL STATEMENTS, continued

September 21, 2021

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Tax Information

It is the policy of the Fund to qualify as a regulated investment company, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT ADVISER

The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) until April 30, 2025, under which the Adviser has agreed contractually to waive its fees and reimburse expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of such Fund’s business), to the extent that they exceed 1.25% per annum of the Fund’s average daily net assets (the “Expense Limitation”). The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. The Advisor has reimbursed $47,500, which it may recapture by December 31, 2024.

6

Lind Capital Partners Municipal Credit Income Fund

NOTES TO FINANCIAL STATEMENTS, continued

September 21, 2021

As of September 21, 2021, no fees had been incurred by or paid to the Adviser by the Fund and the Adviser had reimbursed $47,500 in Fund expenses.

(4)	REPURCHASE OF SHARES

The Fund will make quarterly repurchase offers every three months. Shareholders will receive written notice at least 21 days and no more than 42 days in advance of the deadline to submit a repurchase request (the "Repurchase Deadline"). The repurchase price for shares is set 14 days after the Repurchase Deadline.

(5)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements and has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

7

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Unaudited Financial Statements

For the six-month period ended June 30, 2021

Page(s)
Financial Statements
Statement of Assets, Liabilities and Partners’ Capital	1
Schedule of Investments	2 – 3
Statement of Operations	4
Statement of Changes in Partners’ Capital	5
Statement of Cash Flows	6
Notes to Financial Statements	7 - 12

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Assets, Liabilities and Partners’ Capital (Unaudited)

June 30, 2021

Assets
Cash and cash equivalents	$285,574
Investments in bonds (cost basis of $10,982,790)	11,597,672
Interest receivable	226,284
Prepaid expenses	310
Redemption paid in advance	1,532

Total Assets	$12,111,372

Liabilities and Partners’ Capital

Accrued other expenses	$26,000
Accrued management fee	7,509

Total Liabilities	33,509

Partners’ capital	12,077,863

Total Liabilities and Partners’ Capital	$12,111,372

The accompanying notes to financial statements
are an integral part of these statements.

1

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Schedule of Investments (Unaudited)

June 30, 2021

Security	Par Value	Fair Value
Municipal issues[1] - 96.0%

Alabama – 1.4%
Birmingham-Southern College - 6.000%, 12/01/2021	$70,000	$69,370
Birmingham-Southern College - 6.125%, 12/01/2025	105,000	103,840
Total Alabama	175,000	173,210

Arizona – 2.4%
Arizona Indl Dev Auth Ed Rev - 5.250%, 07/01/2052	280,000	288,442
Total Arizona	280,000	288,442

Colorado – 6.7%
Colorado Health Facs Auth Rev - 8.000%, 08/01/2043	750,000	803,235
Total Colorado	750,000	803,235

Florida – 6.9%
Capital Tr Agy Fla Multifamily Rev - 6.000%, 07/01/2042	110,000	108,196
Capital Tr Agy Fla Rev - 0.000%, 01/01/2034*, ***	825,000	27,473
Florida Dev Fin Corp Healthcare Facs Rev - 6.000%, 02/01/2033	500,000	537,220
Palm Beach Cnty Fla Health Facs Auth Rev - 7.250%, 06/01/2034	150,000	160,154
Total Florida	1,585,000	833,042

Georgia – 1.7%
Macon-Bibb Cnty Ga Urban Dev Auth Rev - 5.875%, 06/15/2047	175,000	203,273
Total Georgia	175,000	203,273

Idaho – 4.9%
Idaho Health Facs Auth Rev - 8.000%, 10/01/2044	685,000	595,964
Total Idaho	685,000	595,964

Indiana – 8.1%
Anderson Ind Economic Dev Rev - 6.000%, 10/01/2042	950,000	976,353
Total Indiana	950,000	976,353

Kentucky – 1.7%
Kentucky Economic Dev Fin Auth Health Care Rev - 6.000%, 11/15/2036	10,000	10,566
Kentucky Economic Dev Fin Auth Health Care Rev - 6.250%, 11/15/2046	70,000	74,172
Kentucky Economic Dev Fin Auth Health Care Rev - 5.500%, 11/15/2027	115,000	119,845
Total Kentucky	195,000	204,584

New Jersey – 13.0%
Middlesex Cnty N J Impt Auth Rev - 5.000%, 01/01/2032**	1,965,000	1,389,825
New Jersey Economic Development Authority - 5.750%, 07/01/2047	175,000	176,586
Total New Jersey	2,140,000	1,566,410

North Carolina – 0.7%
Charlotte N C Hsg Auth Multi Family Hsg Rev - 6.000%, 12/01/2021	85,000	86,887
Total North Carolina	85,000	86,887

Ohio – 1.7%
Southeastern Ohio Port Auth Hosp Facs Rev - 6.000%, 12/01/2042	200,000	209,644
Total Ohio	200,000	209,644

The accompanying notes to financial statements
are an integral part of these statements.

2

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Schedule of Investments (Unaudited)

June 30, 2021

(Continued)

Security	Par Value	Fair Value
Pennsylvania – 18.1%
Delaware Cnty Pa Indl Dev Auth Charter Sch Rev - 5.250%, 08/15/2030	$861,000	$861,508
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.375%, 06/01/2040	250,000	269,053
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.500%, 06/01/2045	900,000	966,897
Philadelphia Pa Auth For Indl Dev Revs - 5.625%, 08/01/2036	75,000	84,891
Total Pennsylvania	2,086,000	2,182,348

Puerto Rico – 11.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.750%, 07/01/2053	168,000	190,855
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 5.000%, 07/01/2058	425,000	489,864
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2046	588,000	193,370
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2051	479,000	114,098
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.329%, 07/01/2040	233,000	261,149
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.536%, 07/01/2053	6,000	6,734
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.784%, 07/01/2058	93,000	105,915
Total Puerto Rico	1,992,000	1,361,984

Texas – 6.7%
Decatur Tex Hosp Auth Hosp Rev - 6.375%, 09/01/2042	350,000	387,888
Newark Higher Ed Fin Corp Tex Ed Rev - 5.750%, 08/15/2045	170,000	193,234
Red Riv Health Facs Dev Corp Tex Retirement Fac Rev - 7.500%, 11/15/2034	200,000	222,782
Total Texas	720,000	803,903

Vermont – 4.0%
East Cent Vt Telecommunications Dist Proj Rev - 6.125%, 12/01/2040	450,000	485,294
Total Vermont	450,000	485,294

Virginia – 2.6%
James City Cnty Va Economic Dev Auth Residential Care Fac - 6.000%, 06/01/2043	295,715	313,848
Total Virginia	295,715	313,848

Wisconsin – 4.2%
Public Fin Auth Wis Rev - 5.750%, 12/01/2048	515,254	509,251
Total Wisconsin	515,254	509,251

Total municipal issues – 96.0% ($10,982,790 cost)	$13,278,969	$11,597,672

(1)	Percentages are based on Partners’ Capital of $12,077,863

*	Non-income producing security.
**	Represents issuer in default on interest payments; non-income producing security.
***	Level 3 securities fair value represents 0.2% of Partners’ Capital. The total value of these securities is $27,473.

The accompanying notes to financial statements
are an integral part of these statements.

3

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Operations (Unaudited)

For the six-month period ended June 30, 2021

Investment Income:
Interest	$364,261

Expenses:
Administrative	6,030
Audit and tax preparation	6,000
Management	44,403
Total expenses	56,433
Net investment income	307,828

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss	(2,747)
Net change in unrealized appreciation	334,558
Net gain on investments	331,811

Net increase in partners’ capital resulting from operations	$639,639

The accompanying notes to financial statements
are an integral part of these statements.

4

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Changes in Partners’ Capital (Unaudited)

For the six-month period ended June 30, 2021

Balances, December 31, 2020	$13,403,223

Net investment income	307,828
Net realized loss on investments	(2,747)
Net change in unrealized appreciation on investments	334,558

Net increase in partners’ capital resulting from operations	639,639

Partners’ distributions	(1,965,000)

Balances, June 30, 2021	$12,077,863

The accompanying notes to financial statements
are an integral part of these statements.

5

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Cash Flows (Unaudited)

For the six-month period ended June 30, 2021

Cash Flows from Operating Activities:
Net increase in partners’ capital resulting from operations	$639,639
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized loss on sale of investments	2,747
Net change in unrealized appreciation on investments	(334,558)
Proceeds from sale of investment securities	156,623
Net amortization on investment securities	(30,154)
Increase in interest receivable	(22,279)
Decrease in accrued management fee	(783)
Increase in accrued other expenses	(8,000)
Net cash flows provided by operating activities	419,234

Cash Flows from Financing Activities:
Partners' distributions, net of redemptions paid in advance	(1,967,849)

Net change in cash and cash equivalents	(1,548,615)

Cash and cash equivalents - Beginning of period	1,834,189

Cash and cash equivalents - End of period	$285,574

The accompanying notes to financial statements
are an integral part of these statements.

6

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

1.	Partnership Description

Nature of Operations

Backcountry Investment Partnership, LP (the “Partnership”) is a Delaware limited partnership formed in February 2010 under the Delaware Revised Uniform Limited Partnership Act. The Partnership commenced investment operations on April 15, 2010. The Partnership’s primary investment objective is to seek high current income from investments in municipal securities exempt from regular federal income tax. Capital appreciation will be an additional investment objective of the Partnership.

Management

The general partner of the Partnership is LCP GP2, LLC (“General Partner”), a Delaware limited liability company. The investment manager of the Partnership is Lind Capital Partners, LLC (“Investment Manager”), an Illinois limited liability company. The General Partner is a wholly owned subsidiary of the Investment Manager. The General Partner has sole discretion over the conduct of the business and operations of the Partnership, and over the specific investments and investment techniques utilized.

The backgrounds and experience of the individuals primarily responsible for the operation and management of the General Partner are as follows:

Mr. Jon Robert Lind, Jr., a founding member of the General Partner, has over 35 years of experience in the municipal bond market.

Mr. David M. Murdoch, a founding member of the General Partner, has over 30 years of experience in secured loan structuring, underwriting and origination, primarily in the commercial real estate markets.

2.	Summary of Significant Accounting Policies

Principles of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash and Cash Equivalents

The Partnership defines cash and cash equivalents as highly liquid, short-term investments with a maturity at the date of acquisition of three months or less.

Securities Valuation

The Partnership utilizes various methods to measure the fair value of most of its investments on the recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Partnership has the ability to access at the measurement date.

7

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Securities Valuation (Continued)

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads, and market-collaborated inputs.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Partnership’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new or not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Partnership’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Municipal bonds – The fair value of municipal bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. In instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, municipal bonds are categorized in level 3.

Income Taxes

No provision has been made for income taxes since the Partnership is not subject to state or federal income taxes. The Partners, however, are subject to applicable income taxes on their respective share of the earnings of the Partnership.

The Partnership follows the provisions of FASB ASC subtopic 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-than-not” threshold would be recorded as a tax expense.

The Partnership has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, the Partnership has evaluated all its tax positions and has determined that none of them are uncertain. The open tax years include calendar years ended 2018 through 2020. No examination of the Partnership’s tax filings has been initiated by any relevant taxing authority.

8

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments utilizing the effective yield method. Gains and losses are determined on the identified cost basis.

Profit and Loss Allocation

A capital account (a “Capital Account”) is established for each Limited Partner with an initial balance equal to the amount of the Limited Partner’s initial capital contribution. Each Limited Partner’s Capital Account is credited the amount of additional capital contributions and allocations of realized and unrealized profits, and each Limited Partner’s Capital Account is debited the amount of any distributions to such Limited Partner and allocations of realized and unrealized losses.

Profits and losses of the Partnership are allocated each month among the Limited Partners based on the balance in each Limited Partner’s Capital Account at the beginning of the month. The Partnership may establish a separate Capital Account for each capital contribution made by a Partner.

3.	Agreements with NAV Consulting, Inc. and Charles Schwab & Co., Inc.

The Partnership has appointed Charles Schwab & Co., Inc. to provide custodial services with respect to the safekeeping of the Partnership’s cash and securities and the settlement of securities transactions pursuant to an account control agreement. The Partnership also appointed NAV Consulting, Inc. (“NAV”) to act as the collateral administrator. NAV has also been retained to perform day-to-day administrative and accounting services, including calculating the Partnership’s net asset value and calculating the Advisory Fee, providing oversight with regard to the effecting subscriptions and redemptions of interests, Limited Partner recordkeeping and servicing other administrative functions. NAV is not responsible for the investment policies of the Investment Manager of the Partnership.

9

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

4.	Investments in Bonds

Purchases and sales of investment securities during the six-month period ended June 30, 2021 (excluding short-term securities and U.S. government obligations) were $- and $156,623, respectively.

The following summarizes the investments as of June 30, 2021, by classification and method of valuation in accordance with the requirements of U.S. GAAP:

		Fair Value Measurement at Reporting Date Using
	6/30/21	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal issues	$11,597,672	$-	$11,570,199	$27,473
Total	$11,597,672	$-	$11,570,199	$27,473

The following is a reconciliation of assets and liabilities for which Level 3 inputs were used in determining value.

Financial Instruments – Assets

Municipal Securities
Beginning Balance	$81,424
Total realized gain (loss)	(3,110)
Change in unrealized appreciation (depreciation)	(14,754)
Net Purchases	-
Net Sales	(36,087)
Accrued Interest	-
Transfer into Level 3	-
Transfer out of Level 3	-
Ending Balance	$27,473

The following is quantitative information about the significant unobservable inputs (Level 3) for the Partnership as of June 30, 2021.

	Fair Value	Valuation Techniques	Unobservable Input	Range and Weighted Average
Municipal Securities Capital Tr Agy Fla Rev	$27,473	Estimate of future proceeds	Escrow account balance	$0.033

10

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

5.	Related Parties and Related-Party Transactions

Management Fee

In exchange for the investment management services provided by the Investment Manager to the Partnership, the Investment Manager will receive from the Partnership a monthly advisory fee equal to 0.08333% (1.0% on an annualized basis) of the Partnership’s net asset value as of the first business day of each month. The advisory fee is payable whether or not the Partnership is profitable. The advisory fee will be pro-rated in the case of partial months. The Investment Manager, in its sole discretion, may elect to waive a portion of the advisory fee with respect to certain large or strategic investors and employees, partners, or affiliates of the General Partner and Investment Manager. The General Partner or Investment Manager will not receive an incentive fee or an incentive allocation.

Expenses

In addition to the advisory fee, organizational and initial offering expenses, and any extraordinary fees and expenses, the Partnership will bear all of its organizational and operating expenses, up to 0.30% of the Partnership’s net assets per annum. No expenses were reimbursed by the General Partner for the six-month period ended June 30, 2021.

6.	Risks and Uncertainties

The Partnership invests in various investment securities. Investment securities are exposed to various risks of loss such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect account balances and the amounts reported in the Statement of Assets, Liabilities and Partners’ Capital.

7.	Cash Concentration

The Partnership maintains its cash balances at Northern Trust Corporation, and at times, balances may exceed federally insured limits. The Partnership has never experienced any losses related to these balances.

11

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

8.	Financial Highlights

The net investment income ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Net Investment Income	2.59%

The operating expense ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Operating expenses	0.47%

The net investment income and expense ratios above are calculated using the standard management fee of 1.0% per annum, plus actual other expenses limited to 0.30% of the Partnership’s net assets per annum.

Total return information for partners’ capital invested, adjusted for cash flows related to capital contributions during the period, is as follows:

Total return	5.49%

Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Results are valued monthly, taking into account cash flows, and portfolio returns are asset-weighted by using beginning-of-the-month values. Other performance calculation methods may produce different results. The actual ratios and returns for an individual partner may vary from those presented above based on the Partnership’s interim investment performance, the timing of the Limited Partner’s capital transactions and an individual Limited Partner’s management fee arrangement.

9.	Subsequent Events

In accordance with GAAP, and in preparing these financial statements, the Partnership has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 24, 2022, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than those items listed below.

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Partnership’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

For the period July 1, 2021 through January 24, 2022, the Partnership had no contributions but withdrawals totaling $1,132,448.

12

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Unaudited Financial Statements

For the six-month period ended June 30, 2021

Page(s)
Financial Statements
Statement of Assets, Liabilities and Partners’ Capital	1
Schedule of Investments	2 – 3
Statement of Operations	4
Statement of Changes in Partners’ Capital	5
Statement of Cash Flows	6
Notes to Financial Statements	7 – 12

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Assets, Liabilities and Partners’ Capital (Unaudited)

June 30, 2021

Assets
Cash and cash equivalents	$134,783
Investments in bonds (cost basis of $9,225,405)	9,924,079
Interest receivable	177,693
Due from general partner	2,909

Total Assets	$10,239,464

Liabilities and Partners’ Capital

Accrued other expenses	$14,420
Redemption payable	437

Total Liabilities	14,857

Partners’ capital	10,224,607

Total Liabilities and Partners’ Capital	$10,239,464

The accompanying notes to financial statements
are an integral part of these statements.

1

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Schedule of Investments (Unaudited)

June 30, 2021

Security	Par Value	Fair Value
Municipal Issues[1] – 97.1%

Alabama – 4.6%
Birmingham Ala Private Edl Bldg Auth Rev - 6.000%, 12/01/2027	$35,000	$34,487
Central Etowah Cnty Ala Solid Waste Disp Auth Rev - 6.000%, 07/01/2045	420,000	435,511
Total Alabama	455,000	469,998

Arizona – 5.8%
Arizona Indl Dev Auth Rev - 5.625%, 10/01/2049	200,000	213,216
Pima Cnty Ariz Indl Dev Auth Ed Rev - 5.000%, 06/15/2052	215,000	218,700
Pima Cnty Ariz Indl Dev Auth Ed Rev - 5.750%, 05/01/2050	150,000	161,262
Total Arizona	565,000	593,178

Florida – 6.7%
Capital Tr Agy Fla Edl Facs Lease Rev - 5.000%, 12/15/2050	100,000	109,332
Capital Tr Agy Fla Edl Facs Lease Rev - 5.000%, 12/15/2055	100,000	109,087
Capital Tr Agy Fla Multifamily Rev - 6.000%, 07/01/2042	245,000	240,982
Collier Cnty Fla Indl Dev Auth Continuing Care Cmnty Rev - 8.250%, 05/15/2049*	125,000	85,000
Highlands Cnty Fla Health Facs Auth Sr Living Rev - 6.000%, 04/01/2038	300,000	144,873
Total Florida	870,000	689,274

Idaho – 2.6%
Idaho Health Facs Auth Rev - 8.000%, 10/01/2044	310,000	269,706
Total Idaho	310,000	269,706

Illinois – 1.1%
Eastern Ill Univ Revs - 5.800%, 10/01/2033	110,000	110,028
Total Illinois	110,000	110,028

Indiana – 5.3%
Anderson Ind Economic Dev Rev - 6.000%, 10/01/2042	530,000	544,702
Total Indiana	530,000	544,702

Iowa – 1.5%
Iowa Higher Ed Ln Auth Rev - 5.500%, 11/01/2051	140,000	155,572
Total Iowa	140,000	155,572

Kentucky – 5.0%
Kentucky Economic Dev Fin Auth Health Care Rev - 6.000%, 11/15/2036	30,000	31,699
Kentucky Economic Dev Fin Auth Health Care Rev - 5.500%, 11/15/2027	460,000	479,380
Total Kentucky	490,000	511,079

Louisiana – 5.0%
Jefferson Parish La Economic Dev & Port Dist Rev - 5.625%, 06/15/2048	350,000	398,087
Louisiana Public Facs Auth – 5.250%, 06/01/2051	100,000	110,403
Total Louisiana	450,000	508,490

Michigan – 8.1%
Grand Rapids Mich Economic Dev Corp Sr Cmnty Rev - 5.500%, 04/01/2039	620,000	634,062
Grand Rapids Mich Economic Dev Corp Sr Cmnty Rev - 5.750%, 04/01/2054	110,000	112,053
Warren Academy Mich Pub Sch Academy Rev - 5.500%, 05/01/2050	75,000	79,277
Total Michigan	805,000	825,391

New Hampshire – 0.9%
National Fin Auth N H Rev - 5.750%, 07/01/2054	85,000	90,594
Total New Hampshire	85,000	90,594

New Jersey – 6.2%
Middlesex Cnty N J Impt Auth Rev - 5.000%, 01/01/2032*	750,000	530,468
New Jersey Economic Development Authority - 5.750%, 07/01/2047	100,000	100,906
Total New Jersey	850,000	631,374

The accompanying notes to financial statements
are an integral part of these statements.

2

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Schedule of Investments (Unaudited)

June 30, 2021

(Continued)

Security	Par Value	Fair Value
New York – 1.5%
Huntington NY Local Dev Corp – 5.250%, 07/01/2056	$140,000	$154,480
Total New York	140,000	154,480

Ohio – 8.7%
Buckeye Ohio Tob Settlement Fing Auth - 5.000%, 06/01/2055	160,000	186,906
Columbus-Franklin Cnty Ohio Fin Auth Rev - 6.500%, 03/01/2048	450,000	488,003
Marion Cnty Ohio Health Care Fac Rev - 5.125%, 12/01/2049	100,000	109,702
Montgomery Cnty Ohio Sr Living Rev - 6.250%, 04/01/2049	225,000	108,542
Total Ohio	935,000	893,152

Pennsylvania – 2.1%
Delaware Cnty Pa Indl Dev Auth Charter Sch Rev - 6.125%, 08/15/2040	165,000	165,149
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.500%, 06/01/2045	50,000	53,717
Total Pennsylvania	215,000	218,865

Puerto Rico – 2.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.750%, 07/01/2053	28,000	31,809
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 5.000%, 07/01/2058	73,000	84,141
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2046	101,000	33,215
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2051	82,000	19,532
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.329%, 07/01/2040	39,000	43,712
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.784%, 07/01/2058	15,000	17,083
Total Puerto Rico	338,000	229,492

Tennessee – 2.6%
Shelby Cnty Tenn Health Edl & Hsg Fac Brd Retirement Fac Rev - 5.750%, 10/01/2049	150,000	162,009
Shelby Cnty Tenn Health Edl & Hsg Fac Brd Retirement Fac Rev - 5.750%, 10/01/2054	100,000	107,599
Total Tennessee	250,000	269,608

Texas – 13.3%
Arlington Tex Higher Ed Fin – 5.000%, 08/15/2051	65,000	70,710
Clifton Tex Higher Ed Fin Corp Ed Rev - 6.125%, 08/15/2048	325,000	379,434
Port Beaumont Tex Nav Dist Dock & Wharf Fac Rev - 8.000%, 02/01/2039	470,000	520,083
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev - 6.250%, 11/15/2031	160,000	188,666
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev - 6.750%, 11/15/2051	170,000	200,433
Total Texas	1,190,000	1,359,327

Vermont – 4.6%
East Cent Vt Telecommunications Dist Proj Rev - 6.125%, 12/01/2040	240,000	258,823
East Cent Vt Telecommunications Dist Proj Rev - 5.600%, 12/01/2043	200,000	210,110
Total Vermont	440,000	468,933

Virginia – 3.6%
James City Cnty Va Economic Dev Auth Residential Care Fac Rev - 6.000%, 06/01/2043	342,512	363,515
Total Virginia	342,512	363,515

Wisconsin – 5.5%
Public Fin Auth Wis Multifamily Rent Hsg Rev - 4.650%, 12/01/2035	100,000	92,682
Public Fin Auth Wis Rev - 5.500%, 12/01/2048*	1,522	761
Public Fin Auth Wis Sr Living Cmnty First Mtg Rev - 5.750%, 05/01/2054	365,000	375,855
Wisconsin Health & Edl Facs – 7.000%, 07/01/2043	100,000	98,024
Total Wisconsin	566,522	567,322

Total municipal issues – 97.1% ($9,225,405 cost)	$10,077,034	$9,924,079

(1)	Percentages are based on Partners’ Capital of $10,224,607.

*	Represents issuer in default on interest payment; non-income producing security.

The accompanying notes to financial statements
are an integral part of these statements.

3

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Operations (Unaudited)

For the six-month period ended June 30, 2021

Investment Income:
Interest	$281,864

Expenses:
Administrative	6,000
Audit and tax preparation	4,000
Management	40,303
Organizational	2,485
Total expenses	52,788
Previously waived expenses recouped by manager	9,576
Net expenses	62,364

Net investment income	219,500

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss	(1,824)
Net change in unrealized appreciation	270,589
Net gains on investments	268,765

Net increase in partners’ capital resulting from operations	$488,265

The accompanying notes to financial statements
are an integral part of these statements.

4

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Changes in Partners’ Capital (Unaudited)

For the six-month period ended June 30, 2021

Balances, December 31, 2020	$9,108,315

Net investment income	219,500
Net realized loss on investments	(1,824)
Net change in unrealized appreciation on investments	270,589

Net increase in partners’ capital resulting from operations	488,265

Partners' contributions	848,678
Partners' distributions	(220,651)

Balances, June 30, 2021	$10,244,607

The accompanying notes to financial statements
are an integral part of these statements.

5

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Cash Flows (Unaudited)

For the six-month period ended June 30, 2021

Cash Flows from Operating Activities:
Net increase in partners’ capital resulting from operations	$488,265
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Net realized loss on sale of investments	1,824
Net change in unrealized appreciation on investments	(270,589)
Purchases of investment securities	(1,330,909)
Proceeds from sale of investment securities	645,804
Net amortization of investment securities	(12,391)
Increase in interest receivable	(18,998)
Decrease in due from general partner	6,494
Increase in accrued expenses	1,631
Net cash flows used in operating activities	(488,869)

Cash Flows from Financing Activities:
Partners' contributions	848,678
Partners' distributions, net of redemptions payable	(236,150)
Net cash flows provided by financing activities	612,528

Net change in cash and cash equivalents	123,659

Cash and cash equivalents - Beginning of period	11,123

Cash and cash equivalents - End of period	$134,783

The accompanying notes to financial statements
are an integral part of these statements.

6

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

1.	Partnership Description

Nature of Operations

Backcountry Investment Partnership 3, LP (the “Partnership”) is a Delaware limited partnership formed in April 2017 under the Delaware Revised Uniform Limited Partnership Act. The Partnership commenced investment operations on June 29, 2017. The Partnership’s primary investment objective is to seek high current income from investments in municipal securities exempt from regular federal income tax. Capital appreciation will be an additional investment objective of the Partnership.

Management

The general partner of the Partnership is LCP GP 3, LLC (“General Partner”), a Delaware limited liability company. The investment manager of the Partnership is Lind Capital Partners, LLC (“Investment Manager”), an Illinois limited liability company. The General Partner is a wholly owned subsidiary of the Investment Manager. The General Partner has sole discretion over the conduct of the business and operations of the Partnership, and over the specific investments and investment techniques utilized.

The backgrounds and experience of the individuals primarily responsible for the operation and management of the General Partner are as follows:

Mr. Jon Robert Lind, Jr., a founding member of the General Partner, has over 35 years of experience in the municipal bond market.

Mr. David M. Murdoch, a founding member of the General Partner, has over 30 years of experience in secured loan structuring, underwriting and origination, primarily in the commercial real estate markets.

2.	Summary of Significant Accounting Policies

Principles of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash and Cash Equivalents

The Partnership defines cash and cash equivalents as money market and checking accounts as well as highly liquid, short-term investments with a maturity at the date of acquisition of three months or less.

Securities Valuation

The Partnership utilizes various methods to measure the fair value of most of its investments on the recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Partnership has the ability to access at the measurement date.

7

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Securities Valuation (Continued)

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads, and market-collaborated inputs.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Partnership’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new or not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Partnership’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Municipal bonds – The fair value of municipal bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. In instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, municipal bonds are categorized in level 3.

Income Taxes

No provision has been made for income taxes since the Partnership is not subject to state or federal income taxes. The Partners, however, are subject to applicable income taxes on their respective share of the earnings of the Partnership.

The Partnership follows the provisions of FASB ASC subtopic 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-than-not” threshold would be recorded as a tax expense.

The Partnership has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, the Partnership has evaluated all its tax positions and has determined that none of them are uncertain. The open tax years include calendar years ended 2018 through 2020. No examination of the Partnership’s tax filings has been initiated by any relevant taxing authority.

8

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments utilizing the effective yield method. Gains and losses are determined on the identified cost basis.

Profit and Loss Allocation

A capital account (a “Capital Account”) is established for each Limited Partner with an initial balance equal to the amount of the Limited Partner’s initial capital contribution. Each Limited Partner’s Capital Account is credited the amount of additional capital contributions and allocations of realized and unrealized profits, and each Limited Partner’s Capital Account is debited the amount of any distributions to such Limited Partner and allocations of realized and unrealized losses.

Profits and losses of the Partnership are allocated each month among the Limited Partners based on the balance in each Limited Partner’s Capital Account at the beginning of the month. The Partnership may establish a separate Capital Account for each capital contribution made by a Partner.

3.	Agreements with NAV Consulting, Inc. and Charles Schwab & Co., Inc.

The Partnership has appointed Charles Schwab & Co., Inc. to provide custodial services with respect to the safekeeping of the Partnership’s cash and securities and the settlement of securities transactions pursuant to an account control agreement. The Partnership has appointed NAV Consulting, Inc. (“NAV”) to act as the collateral administrator. NAV has also been retained to perform day-to-day administrative and accounting services, including calculating the Partnership’s net asset value and calculating the Advisory Fee, providing oversight with regard to the effecting subscriptions and redemptions of interests, Limited Partner recordkeeping and servicing other administrative functions. NAV is not responsible for the investment policies of the Investment Manager of the Partnership.

9

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

4.	Investments in Bonds

Purchases and sales of investment securities during the six-month period ending June 30, 2021 (excluding short-term securities and U.S. government obligations) were $1,330,909 and $645,804, respectively.

The following summarizes the investments as of June 30, 2021 by classification and method of valuation in accordance with the requirements of U.S. GAAP:

		Fair Value Measurement at Reporting Date Using
	6/30/21	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal issues	$9,924,079	$-	$9,924,079	$-
Total	$9,924,079	$-	$9,924,079	$-

The following is a reconciliation of assets and liabilities for which Level 3 inputs were used in determining value.

Financial Instruments – Assets

Municipal Securities
Beginning Balance	$255,000
Total realized gain (loss)	(47,568)
Change in unrealized appreciation (depreciation)	33,293
Net Purchases	-
Net Sales	(240,725)
Accrued Interest	-
Transfer into Level 3	-
Transfer out of Level 3	-
Ending Balance	$-

10

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

5.	Related Parties and Related Party Transactions

Management Fee

In exchange for the investment management services provided by the Investment Manager to the Partnership, the Investment Manager will receive from the Partnership a monthly advisory fee equal to 0.08333% (1.0% on an annualized basis) of the Partnership’s net asset value as of the first business day of each month. The advisory fee is payable whether or not the Partnership is profitable. The Investment Manager may, in its sole discretion, elect to waive all or a portion of the advisory fee with respect to certain partners, including partners that may also be employees, members or affiliates of the General Partner or the Investment Manager. The General Partner or Investment Manager will not receive an incentive fee or an incentive allocation.

Expenses

The General Partner will bear the organizational and initial offering costs of the Partnership; provided, however, that the Partnership will repay the General Partner for such organizational and initial offering costs, payable in monthly installments over the five-year period beginning January 1, 2018, up to 0.05% of the Partnership’s net assets per annum.

In addition to the advisory fee, organizational and initial offering expenses, and any extraordinary fees and expenses, the Partnership will bear all of its organizational and operating expenses, up to 0.25% of the Partnership’s net assets per annum. Expenses previously waived by the General Partner and Investment Manager totaling $9,576 were recouped during the period ending June 30, 2021, based on the discovery of an expense waiver calculation error in prior years.

6.	Risks and Uncertainties

The Partnership invests in various investment securities. Investment securities are exposed to various risks of loss such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect account balances and the amounts reported in the Statement of Assets, Liabilities and Partners’ Capital.

7.	Cash Concentration

The Partnership maintains its cash balances at Northern Trust Corporation, and at times, balances may exceed federally insured limits. The Partnership has never experienced any losses related to these balances.

11

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements (Unaudited)

June 30, 2021

(Continued)

8.	Financial Highlights

The net investment income ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Net Investment Income (net of reimbursed expenses)	2.19%

The operating expense ratio, which is calculated based on partners’ average monthly capital accounts, before and after recoupment of previously reimbursed expenses by the General Partner and Investment Manager totaling $9,567 during the period ending June 30, 2021, are as follows:

	Before recoupment	After recoupment
Operating expenses	0.53%	0.62%

The net investment income and expense ratios above are calculated using the standard management fee plus actual other expenses.

Total return information for partners’ capital invested, adjusted for cash flows related to capital contributions during the period, is as follows:

Total return	5.22%

The total return information above was calculated net of expenses reimbursed by the General Partner and Investment Manager to the Partnership for expenses.

Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Results are valued monthly, taking into account cash flows, and portfolio returns are asset-weighted by using beginning-of-the-month values. Other performance calculation methods may produce different results. The actual ratios and returns for an individual partner may vary from those presented above based on the Partnership’s interim investment performance, the timing of the Limited Partner’s capital transactions and an individual Limited Partner’s management fee arrangement.

9.	Subsequent Events

In accordance with GAAP, and in preparing these financial statements, the Partnership has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 24, 2022, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than those items listed below.

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Partnership’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

For the period July 1, 2021 through January 24, 2022, the Partnership had contributions totaling $250,000 and withdrawals totaling $2,200,891.

12

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Financial Statements

For the year ended December 31, 2020

Page(s)
Independent Auditor’s Report	1
Financial Statements
Statement of Assets, Liabilities and Partners’ Capital	2
Schedule of Investments	3 – 4
Statement of Operations	5
Statement of Changes in Partners’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8 - 13

INDEPENDENT AUDITOR'S REPORT

To the Partners of Backcountry Investment Partnership, LP

Report on the Financial Statements

We have audited the accompanying financial statements of Backcountry Investment Partnership, LP (the "Partnership"), which comprise the statement of assets, liabilities and partners’ capital, including the schedule of investments, as of December 31, 2020, and the related statements of operations, changes in partners’ capital and cash flows for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Partnership's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Backcountry Investment Partnership, LP as of December 31, 2020, and the results of its operations, the changes in its partners’ capital and its cash flows for the year then ended in accordance with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

January 7, 2022

1

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Assets, Liabilities and Partners’ Capital

December 31, 2020

Assets
Cash and cash equivalents	$1,834,189
Investments in bonds (cost basis of $11,112,004)	11,392,328
Interest receivable	204,005
Prepaid expenses	310

Total Assets	$13,430,832

Liabilities and Partners’ Capital
Accrued other expenses	$18,000
Accrued management fee	8,292
Redemption payable	1,317

Total Liabilities	27,609

Partners’ capital	13,403,223

Total Liabilities and Partners’ Capital	$13,430,832

The accompanying notes to financial statements
are an integral part of these statements.

2

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Schedule of Investments

December 31, 2020

Security	Par Value	Fair Value
Municipal issues[1] - 85.0%

Alabama – 1.2%
Birmingham-Southern College - 6.000%, 12/01/2021	$70,000	$67,112
Birmingham-Southern College - 6.125%, 12/01/2025	105,000	93,276
Total Alabama	175,000	160,388

Arizona – 2.2%
Arizona Indl Dev Auth Ed Rev - 5.250%, 07/01/2052	280,000	288,551
Total Arizona	280,000	288,551

Colorado – 6.0%
Colorado Health Facs Auth Rev - 8.000%, 08/01/2043	750,000	804,480
Total Colorado	750,000	804,480

Florida – 6.5%
Capital Tr Agy Fla Multifamily Rev - 6.000%, 07/01/2042	125,000	118,506
Capital Tr Agy Fla Rev - 0.000%, 01/01/2034*, **	825,000	43,174
Florida Dev Fin Corp Healthcare Facs Rev - 6.000%, 02/01/2033	500,000	547,935
Palm Beach Cnty Fla Health Facs Auth Rev - 7.250%, 06/01/2034	150,000	163,398
Total Florida	1,600,000	873,013

Georgia – 1.4%
Macon-Bibb Cnty Ga Urban Dev Auth Rev - 5.875%, 06/15/2047	175,000	182,656
Total Georgia	175,000	182,656

Idaho – 4.3%
Idaho Health Facs Auth Rev - 8.000%, 10/01/2044	685,000	582,277
Total Idaho	685,000	582,277

Indiana – 6.3%
Anderson Ind Economic Dev Rev - 6.000%, 10/01/2042	950,000	849,832
Total Indiana	950,000	849,832

Kentucky – 1.3%
Kentucky Economic Dev Fin Auth Health Care Rev - 6.000%, 11/15/2036	10,000	8,776
Kentucky Economic Dev Fin Auth Health Care Rev - 6.250%, 11/15/2046	70,000	60,339
Kentucky Economic Dev Fin Auth Health Care Rev - 5.500%, 11/15/2027	115,000	106,804
Total Kentucky	195,000	175,919

Michigan – 0.8%
Detroit Local Development Finance Authority - 5.375%, 05/01/2021	100,000	100,158
Total Michigan	100,000	100,158

New Jersey – 11.2%
Middlesex Cnty N J Impt Auth Rev - 5.000%, 01/01/2032	1,965,000	1,336,750
New Jersey Economic Development Authority - 5.750%, 07/01/2047	175,000	169,470
Total New Jersey	2,140,000	1,506,220

North Carolina – 0.7%
Charlotte N C Hsg Auth Multi Family Hsg Rev - 6.000%, 12/01/2021	85,000	89,091
Total North Carolina	85,000	89,091

The accompanying notes to financial statements
are an integral part of these statements.

3

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Schedule of Investments

December 31, 2020

(Continued)

Security	Par Value	Fair Value
Ohio – 1.6%
Southeastern Ohio Port Auth Hosp Facs Rev - 6.000%, 12/01/2042	$200,000	$208,364
Total Ohio	200,000	208,364

Pennsylvania – 16.0%
Delaware Cnty Pa Indl Dev Auth Charter Sch Rev - 5.250%, 08/15/2030	861,000	861,224
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.375%, 06/01/2040	250,000	262,220
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.500%, 06/01/2045	900,000	942,606
Philadelphia Pa Auth For Indl Dev Revs - 5.625%, 08/01/2036	75,000	83,646
Total Pennsylvania	2,086,000	2,149,696

Puerto Rico – 9.8%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.750%, 07/01/2053	168,000	184,625
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 5.000%, 07/01/2058	425,000	473,620
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2046	588,000	181,921
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2051	479,000	106,659
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.329%, 07/01/2040	233,000	252,488
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.536%, 07/01/2053	6,000	6,509
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.784%, 07/01/2058	93,000	102,248
Total Puerto Rico	1,992,000	1,308,070

Texas – 6.1%
Decatur Tex Hosp Auth Hosp Rev - 6.375%, 09/01/2042	350,000	376,992
Newark Higher Ed Fin Corp Tex Ed Rev - 5.750%, 08/15/2045	170,000	190,521
Red Riv Health Facs Dev Corp Tex Retirement Fac Rev - 7.500%, 11/15/2034	200,000	218,514
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev - 8.000%, 02/15/2038**	45,000	38,250
Total Texas	765,000	824,277

Vermont – 3.7%
East Cent Vt Telecommunications Dist Proj Rev - 6.125%, 12/01/2040	450,000	488,660
Total Vermont	450,000	488,660

Virginia – 2.3%
James City Cnty Va Economic Dev Auth Residential Care Fac - 6.000%, 06/01/2043	301,250	314,080
Total Virginia	301,250	314,080

Wisconsin – 3.6%
Public Fin Auth Wis Rev - 5.750%, 12/01/2048	515,254	486,596
Total Wisconsin	515,254	486,596

Total municipal issues – 85.0% ($11,112,004 cost)	$13,444,504	$11,392,328

(1)	Percentages are based on Partners’ Capital of $13,403,223

*	Non-income producing security.
**	Level 3 securities fair value represents 0.6% of Partners’ Capital. The total value of these securities is $81,424.

The accompanying notes to financial statements
are an integral part of these statements.

4

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Operations

For the year ended December 31, 2020

Investment Income:
Interest	$1,127,549

Expenses:
Administrative	12,030
Audit and tax preparation	14,150
Management	103,307
Total expenses	129,487
Net investment income	998,062

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss	(718,334)
Net change in unrealized appreciation	(328,459)
Net loss on investments	(1,046,793)

Net decrease in partners’ capital resulting from operations	$(48,731)

The accompanying notes to financial statements
are an integral part of these statements.

5

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Changes in Partners’ Capital

For the year ended December 31, 2020

Balances, December 31, 2019	$14,771,954
Net investment income	998,062
Net realized loss on investments	(718,334)
Net change in unrealized appreciation on investments	(328,459)

Net decrease in partners’ capital resulting from operations	(48,731)

Partners' distributions	(1,320,000)

Balances, December 31, 2020	$13,403,223

The accompanying notes to financial statements
are an integral part of these statements.

6

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Cash Flows

For the year ended December 31, 2020

Cash Flows from Operating Activities:
Net decrease in partners’ capital resulting from operations	$(48,731)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized loss on sale of investments	718,334
Net change in unrealized appreciation on investments	328,459
Purchases of investment securities	(999,937)
Proceeds from sale of investment securities	2,550,768
Net amortization on investment securities	(64,283)
Decrease in interest receivable	32,940
Increase in prepaid expenses	(310)
Decrease in accrued other expenses	(2,763)
Net cash flows provided by operating activities	2,514,477

Cash Flows from Financing Activities:
Partners' distributions, net of redemptions payable	(1,320,000)

Net change in cash and cash equivalents	1,194,477

Cash and cash equivalents - Beginning of year	639,712

Cash and cash equivalents - End of year	$1,834,189

The accompanying notes to financial statements
are an integral part of these statements.

7

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements

December 31, 2020

1.	Partnership Description

Nature of Operations

Backcountry Investment Partnership, LP (the “Partnership”) is a Delaware limited partnership formed in February 2010 under the Delaware Revised Uniform Limited Partnership Act. The Partnership commenced investment operations on April 15, 2010. The Partnership’s primary investment objective is to seek high current income from investments in municipal securities exempt from regular federal income tax. Capital appreciation will be an additional investment objective of the Partnership.

Management

The general partner of the Partnership is LCP GP2, LLC (“General Partner”), a Delaware limited liability company. The investment manager of the Partnership is Lind Capital Partners, LLC (“Investment Manager”), an Illinois limited liability company. The General Partner is a wholly owned subsidiary of the Investment Manager. The General Partner has sole discretion over the conduct of the business and operations of the Partnership, and over the specific investments and investment techniques utilized.

The backgrounds and experience of the individuals primarily responsible for the operation and management of the General Partner are as follows:

Mr. Jon Robert Lind, Jr., a founding member of the General Partner, has over 35 years of experience in the municipal bond market.

Mr. David M. Murdoch, a founding member of the General Partner, has over 30 years of experience in secured loan structuring, underwriting and origination, primarily in the commercial real estate markets.

2.	Summary of Significant Accounting Policies Principles of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash and Cash Equivalents

The Partnership defines cash and cash equivalents as highly liquid, short-term investments with a maturity at the date of acquisition of three months or less.

Securities Valuation

The Partnership utilizes various methods to measure the fair value of most of its investments on the recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Partnership has the ability to access at the measurement date.

8

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
December 31, 2020

(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Securities Valuation (Continued)

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads, and market-collaborated inputs.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Partnership’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new or not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Partnership’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Municipal bonds – The fair value of municipal bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. In instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, municipal bonds are categorized in level 3.

Income Taxes

No provision has been made for income taxes since the Partnership is not subject to state or federal income taxes. The Partners, however, are subject to applicable income taxes on their respective share of the earnings of the Partnership.

The Partnership follows the provisions of FASB ASC subtopic 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-than-not” threshold would be recorded as a tax expense.

The Partnership has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, the Partnership has evaluated all its tax positions and has determined that none of them are uncertain. The open tax years include calendar years ended 2018 through 2020. No examination of the Partnership’s tax filings has been initiated by any relevant taxing authority.

9

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
December 31, 2020

(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments utilizing the effective yield method. Gains and losses are determined on the identified cost basis.

Profit and Loss Allocation

A capital account (a “Capital Account”) is established for each Limited Partner with an initial balance equal to the amount of the Limited Partner’s initial capital contribution. Each Limited Partner’s Capital Account is credited the amount of additional capital contributions and allocations of realized and unrealized profits, and each Limited Partner’s Capital Account is debited the amount of any distributions to such Limited Partner and allocations of realized and unrealized losses.

Profits and losses of the Partnership are allocated each month among the Limited Partners based on the balance in each Limited Partner’s Capital Account at the beginning of the month. The Partnership may establish a separate Capital Account for each capital contribution made by a Partner.

3.	Agreements with NAV Consulting, Inc. and Charles Schwab & Co., Inc.

The Partnership has appointed Charles Schwab & Co., Inc. to provide custodial services with respect to the safekeeping of the Partnership’s cash and securities and the settlement of securities transactions pursuant to an account control agreement. The Partnership also appointed NAV Consulting, Inc. (“NAV”) to act as the collateral administrator. NAV has also been retained to perform day-to-day administrative and accounting services, including calculating the Partnership’s net asset value and calculating the Advisory Fee, providing oversight with regard to the effecting subscriptions and redemptions of interests, Limited Partner recordkeeping and servicing other administrative functions. NAV is not responsible for the investment policies of the Investment Manager of the Partnership.

10

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
December 31, 2020

(Continued)

4.	Investments in Bonds

Purchases and sales of investment securities during 2020 (excluding short-term securities and U.S. government obligations) were $999,937 and $2,550,768, respectively.

The following summarizes the investments as of December 31, 2020 by classification and method of valuation in accordance with the requirements of U.S. GAAP:

		Fair Value Measurement at Reporting Date Using
	12/31/20	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal issues	$11,392,328	$-	$11,310,904	$81,424
Total	$11,392,328	$-	$11,310,904	$81,424

The following is a reconciliation of assets and liabilities for which Level 3 inputs were used in determining value.

Financial Instruments – Assets
Municipal Securities
Beginning Balance	$-
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases	-
Net Sales	-
Accrued Interest	-
Transfer into Level 3	81,424	*
Transfer out of Level 3	-
Ending Balance	$81,424

*	Transfers of securities into Level 3 were due to lack of significant observable inputs and change in valuation technique.

The following is quantitative information about the significant unobservable inputs (Level 3) for the Partnership as of December 31, 2020.

	Fair Value	Valuation Techniques	Unobservable Input	Range and Weighted Average
Municipal Securities Capital Tr Agy Fla Rev	$43,174	Estimate of future proceeds	Escrow account balance	$0.053
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev	$38,250	Market comparable	Yield	9.825%

11

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
December 31, 2020

(Continued)

5.	Related Parties and Related-Party Transactions

Management Fee

In exchange for the investment management services provided by the Investment Manager to the Partnership, the Investment Manager will receive from the Partnership a monthly advisory fee equal to 0.08333% (1.0% on an annualized basis) of the Partnership’s net asset value as of the first business day of each month. The advisory fee is payable whether or not the Partnership is profitable. The advisory fee will be pro-rated in the case of partial months. The Investment Manager, in its sole discretion, may elect to waive a portion of the advisory fee with respect to certain large or strategic investors and employees, partners, or affiliates of the General Partner and Investment Manager. The General Partner or Investment Manager will not receive an incentive fee or an incentive allocation.

Expenses

In addition to the advisory fee, organizational and initial offering expenses, and any extraordinary fees and expenses, the Partnership will bear all of its organizational and operating expenses, up to 0.30% of the Partnership’s net assets per annum. No expenses were reimbursed by the General Partner for the year ended December 31, 2020.

6.	Risks and Uncertainties

The Partnership invests in various investment securities. Investment securities are exposed to various risks of loss such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect account balances and the amounts reported in the Statement of Assets, Liabilities and Partners’ Capital.

7.	Cash Concentration

The Partnership maintains its cash balances at Northern Trust Corporation, and at times, balances may exceed federally insured limits. The Partnership has never experienced any losses related to these balances.

12

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
December 31, 2020

(Continued)

8.	Financial Highlights

The net investment income ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Net Investment Income	7.06%

The operating expense ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Operating expenses	1.18%

The net investment income and expense ratios above are calculated using the standard management fee of 1.0% per annum, plus actual other expenses limited to 0.30% of the Partnership’s net assets per annum.

Total return information for partners’ capital invested, adjusted for cash flows related to capital contributions during the year, is as follows:

Total return	(0.18)%

Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Results are valued monthly, taking into account cash flows, and portfolio returns are asset-weighted by using beginning-of-the-month values. Other performance calculation methods may produce different results. The actual ratios and returns for an individual partner may vary from those presented above based on the Partnership’s interim investment performance, the timing of the Limited Partner’s capital transactions and an individual Limited Partner’s management fee arrangement.

9.	Subsequent Events

In accordance with GAAP, and in preparing these financial statements, the Partnership has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 7, 2022, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than those items listed below.

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Partnership’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

For the period January 1, 2021 through January 7, 2022, the Partnership had no contributions but withdrawals totaling $1,132,448.

13

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Financial Statements

For the year ended December 31, 2020

Page(s)
Independent Auditor’s Report	1
Financial Statements
Statement of Assets, Liabilities and Partners’ Capital	2
Schedule of Investments	3 – 4
Statement of Operations	5
Statement of Changes in Partners’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8 – 13

INDEPENDENT AUDITOR'S REPORT

To the Partners of Backcountry Investment Partnership 3, LP

Report on the Financial Statements

We have audited the accompanying financial statements of Backcountry Investment Partnership 3, LP (the "Partnership"), which comprise the statement of assets, liabilities and partners’ capital, including the schedule of investments, as of December 31, 2020, and the related statements of operations, changes in partners’ capital and cash flows for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Partnership's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Backcountry Investment Partnership 3, LP as of December 31, 2020, and the results of its operations, the changes in its partners’ capital and its cash flows for the year then ended in accordance with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

January 7, 2022

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Assets, Liabilities and Partners’ Capital

December 31, 2020

Assets
Cash and cash equivalents	$11,123
Investments in bonds (cost basis of $8,529,734)	8,957,819
Interest receivable	158,695
Due from general partner	9,404

Total Assets	$9,137,041

Liabilities and Partners’ Capital
Accrued other expenses	$12,790
Redemption payable	15,936

Total Liabilities	28,726

Partners’ capital	9,108,315

Total Liabilities and Partners’ Capital	$9,137,041

The accompanying notes to financial statements
are an integral part of these statements.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Schedule of Investments

December 31, 2020

Security	Par Value	Fair Value
Municipal Issues[1] – 98.3%
Alabama – 5.0%
Birmingham Ala Private Edl Bldg Auth Rev - 6.000%, 12/01/2027	$35,000	$30,766
Central Etowah Cnty Ala Solid Waste Disp Auth Rev - 6.000%, 07/01/2045	420,000	430,160
Total Alabama	455,000	460,926

Arizona – 6.4%
Arizona Indl Dev Auth Rev - 5.625%, 10/01/2049	200,000	205,184
Pima Cnty Ariz Indl Dev Auth Ed Rev - 5.000%, 06/15/2052	215,000	218,709
Pima Cnty Ariz Indl Dev Auth Ed Rev - 5.750%, 05/01/2050	150,000	157,764
Total Arizona	565,000	581,657

Florida – 7.5%
Capital Tr Agy Fla Edl Facs Lease Rev - 5.000%, 12/15/2050	100,000	107,356
Capital Tr Agy Fla Edl Facs Lease Rev - 5.000%, 12/15/2055	100,000	107,097
Capital Tr Agy Fla Multifamily Rev - 6.000%, 07/01/2042	245,000	232,272
Collier Cnty Fla Indl Dev Auth Continuing Care Cmnty Rev - 8.250%, 05/15/2049*	125,000	96,719
Highlands Cnty Fla Health Facs Auth Sr Living Rev - 6.000%, 04/01/2038	300,000	140,424
Total Florida	870,000	683,868

Idaho – 2.9%
Idaho Health Facs Auth Rev - 8.000%, 10/01/2044	310,000	263,512
Total Idaho	310,000	263,512

Illinois – 1.2%
Eastern Ill Univ Revs - 5.800%, 10/01/2033	110,000	108,337
Total Illinois	110,000	108,337

Indiana – 3.3%
Anderson Ind Economic Dev Rev - 6.000%, 10/01/2042	340,000	304,150
Total Indiana	340,000	304,150

Iowa – 1.6%
Iowa Higher Ed Ln Auth Rev - 5.500%, 11/01/2051	140,000	146,922
Total Iowa	140,000	146,922

Kentucky – 4.4%
Kentucky Economic Dev Fin Auth Health Care Rev - 6.000%, 11/15/2036	30,000	26,327
Kentucky Economic Dev Fin Auth Health Care Rev - 5.500%, 11/15/2027	405,000	376,136
Total Kentucky	435,000	402,463

Louisiana – 4.3%
Jefferson Parish La Economic Dev & Port Dist Rev - 5.625%, 06/15/2048	350,000	388,675
Total Louisiana	350,000	388,675

Michigan – 5.6%
Grand Rapids Mich Economic Dev Corp Sr Cmnty Rev - 5.500%, 04/01/2039	320,000	321,654
Grand Rapids Mich Economic Dev Corp Sr Cmnty Rev - 5.750%, 04/01/2054	110,000	109,666
Warren Academy Mich Pub Sch Academy Rev - 5.500%, 05/01/2050	75,000	77,457
Total Michigan	505,000	508,777

New Hampshire – 1.0%
National Fin Auth N H Rev - 5.750%, 07/01/2054	85,000	89,374
Total New Hampshire	85,000	89,374
New Jersey – 6.7%
Middlesex Cnty N J Impt Auth Rev - 5.000%, 01/01/2032	750,000	510,210
New Jersey Economic Development Authority - 5.750%, 07/01/2047	100,000	96,840
Total New Jersey	850,000	607,050

The accompanying notes to financial statements

are an integral part of these statements.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Schedule of Investments

December 31, 2020

(Continued)

Security	Par Value	Fair Value
New York – 1.7%
Dutchess Cnty N Y Indl Dev Agy Civic Fac Rev - 4.500%, 01/15/2021	$50,000	$50,060
Monroe Cnty N Y Indl Dev Corp Rev - 4.000%, 01/01/2030	100,000	106,107
Total New York	150,000	156,167

Ohio – 12.2%
Buckeye Ohio Tob Settlement Fing Auth - 5.000%, 06/01/2055	285,000	322,418
Columbus-Franklin Cnty Ohio Fin Auth Rev - 6.500%, 03/01/2048	450,000	484,061
Dayton-Montgomery Cnty Ohio Port Auth Proj Rev - 7.000%, 01/15/2040	100,000	89,822
Marion Cnty Ohio Health Care Fac Rev - 5.125%, 12/01/2049	100,000	109,629
Montgomery Cnty Ohio Sr Living Rev - 6.250%, 04/01/2049	225,000	105,309
Total Ohio	1,160,000	1,111,239

Pennsylvania – 2.4%
Delaware Cnty Pa Indl Dev Auth Charter Sch Rev - 6.125%, 08/15/2040	165,000	165,086
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.500%, 06/01/2045	50,000	52,367
Total Pennsylvania	215,000	217,453

Puerto Rico – 2.4%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.750%, 07/01/2053	28,000	30,771
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 5.000%, 07/01/2058	73,000	81,351
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2046	101,000	31,248
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2051	82,000	18,259
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.329%, 07/01/2040	39,000	42,262
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.784%, 07/01/2058	15,000	16,492
Total Puerto Rico	338,000	220,383

Tennessee – 1.1%
Shelby Cnty Tenn Health Edl & Hsg Fac Brd Retirement Fac Rev - 5.750%, 10/01/2054	100,000	100,741
Total Tennessee	100,000	100,741

Texas – 16.6%
Clifton Tex Higher Ed Fin Corp Ed Rev - 6.125%, 08/15/2048	325,000	375,846
Port Beaumont Tex Nav Dist Dock & Wharf Fac Rev - 8.000%, 02/01/2039	470,000	518,170
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev - 8.000%, 02/15/2038**	300,000	255,000
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev - 6.250%, 11/15/2031	160,000	177,779
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev - 6.750%, 11/15/2051	170,000	187,884
Total Texas	1,425,000	1,514,679

Vermont – 5.2%
East Cent Vt Telecommunications Dist Proj Rev - 6.125%, 12/01/2040	240,000	260,618
East Cent Vt Telecommunications Dist Proj Rev - 5.600%, 12/01/2043	200,000	210,676
Total Vermont	440,000	471,294

Virginia – 4.0%
James City Cnty Va Economic Dev Auth Residential Care Fac Rev - 6.000%, 06/01/2043	349,502	364,387
Total Virginia	349,502	364,387

Wisconsin – 2.8%
Public Fin Auth Wis Multifamily Rent Hsg Rev - 4.650%, 12/01/2035	100,000	89,581
Public Fin Auth Wis Rev - 5.500%, 12/01/2048*	50,000	25,000
Public Fin Auth Wis Sr Living Cmnty First Mtg Rev - 5.750%, 05/01/2054	140,000	141,184
Total Wisconsin	290,000	255,765

Total municipal issues – 98.3% ($8,529,734 cost)	$9,482,502	$8,957,819

(1)	Percentages are based on Partners’ Capital of $9,108,315

*	Represents issuer in default on interest payments; non-income producing security.

**	Level 3 securities fair value represents 2.8% of Partners’ Capital. The total value of these securities is $255,000.

The accompanying notes to financial statements

are an integral part of these statements.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Operations

For the year ended December 31, 2020

Investment Income:
Interest	$477,795

Expenses:
Administrative	12,000
Audit and tax preparation	8,600
Management	61,704
Organizational	3,887
Total expenses	86,191
Less reimbursed expenses	(5,051)
Net expenses	81,140
Net investment income	396,655

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss	(158,121)
Net change in unrealized appreciation	52,857
Net loss on investments	(105,264)

Net increase in partners’ capital resulting from operations	$291,391

The accompanying notes to financial statements

are an integral part of these statements.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Changes in Partners’ Capital

For the year ended December 31, 2020

Balances, December 31, 2019	$7,356,274

Net investment income	396,655
Net realized loss on investments	(158,121)
Net change in unrealized appreciation on investments	52,857

Net increase in partners’ capital resulting from operations	291,391

Partners' contributions	1,850,000
Partners' distributions	(389,350)

Balances, December 31, 2020	$9,108,315

The accompanying notes to financial statements

are an integral part of these statements.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Cash Flows

For the year ended December 31, 2020

Cash Flows from Operating Activities:
Net increase in partners’ capital resulting from operations	$291,391
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Net realized loss on sale of investments	158,121
Net change in unrealized appreciation on investments	(52,857)
Purchases of investment securities	(2,759,190)
Proceeds from sale of investment securities	387,672
Net amortization of investment securities	(21,166)
Increase in interest receivable	(55,922)
Increase in due from general partner	(9,404)
Decrease in accrued expenses	(1,112)
Decrease in accrued management fees	(4,025)
Net cash flows used in operating activities	(2,066,492)

Cash Flows from Financing Activities:
Partners’ contributions	1,850,000
Partners' distributions, net of redemptions payable	(374,259)

Net cash flows provided by financing activities	1,475,741

Net change in cash and cash equivalents	(590,751)

Cash and cash equivalents - Beginning of year	601,874

Cash and cash equivalents - End of year	$11,123

The accompanying notes to financial statements

are an integral part of these statements.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2020

1.	Partnership Description

Nature of Operations

Backcountry Investment Partnership 3, LP (the “Partnership”) is a Delaware limited partnership formed in April 2017 under the Delaware Revised Uniform Limited Partnership Act. The Partnership commenced investment operations on June 29, 2017. The Partnership’s primary investment objective is to seek high current income from investments in municipal securities exempt from regular federal income tax. Capital appreciation will be an additional investment objective of the Partnership.

Management

The general partner of the Partnership is LCP GP 3, LLC (“General Partner”), a Delaware limited liability company. The investment manager of the Partnership is Lind Capital Partners, LLC (“Investment Manager”), an Illinois limited liability company. The General Partner is a wholly owned subsidiary of the Investment Manager. The General Partner has sole discretion over the conduct of the business and operations of the Partnership, and over the specific investments and investment techniques utilized.

The backgrounds and experience of the individuals primarily responsible for the operation and management of the General Partner are as follows:

Mr. Jon Robert Lind, Jr., a founding member of the General Partner, has over 35 years of experience in the municipal bond market.

Mr. David M. Murdoch, a founding member of the General Partner, has over 30 years of experience in secured loan structuring, underwriting and origination, primarily in the commercial real estate markets.

2.	Summary of Significant Accounting Policies

Principles of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash and Cash Equivalents

The Partnership defines cash and cash equivalents as money market and checking accounts as well as highly liquid, short-term investments with a maturity at the date of acquisition of three months or less.

Securities Valuation

The Partnership utilizes various methods to measure the fair value of most of its investments on the recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Partnership has the ability to access at the measurement date.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2020

(Continued)

2. Summary of Significant Accounting Policies (Continued)

Securities Valuation (Continued)

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads, and market-collaborated inputs.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Partnership’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new or not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Partnership’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Municipal bonds – The fair value of municipal bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. In instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, municipal bonds are categorized in level 3.

Income Taxes

No provision has been made for income taxes since the Partnership is not subject to state or federal income taxes. The Partners, however, are subject to applicable income taxes on their respective share of the earnings of the Partnership.

The Partnership follows the provisions of FASB ASC subtopic 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-than-not” threshold would be recorded as a tax expense.

The Partnership has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, the Partnership has evaluated all its tax positions and has determined that none of them are uncertain. The open tax years include calendar years ended 2018 through 2020. No examination of the Partnership’s tax filings has been initiated by any relevant taxing authority.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2020

(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments utilizing the effective yield method. Gains and losses are determined on the identified cost basis.

Profit and Loss Allocation

A capital account (a “Capital Account”) is established for each Limited Partner with an initial balance equal to the amount of the Limited Partner’s initial capital contribution. Each Limited Partner’s Capital Account is credited the amount of additional capital contributions and allocations of realized and unrealized profits, and each Limited Partner’s Capital Account is debited the amount of any distributions to such Limited Partner and allocations of realized and unrealized losses.

Profits and losses of the Partnership are allocated each month among the Limited Partners based on the balance in each Limited Partner’s Capital Account at the beginning of the month. The Partnership may establish a separate Capital Account for each capital contribution made by a Partner.

3.	Agreements with NAV Consulting, Inc. and Charles Schwab & Co., Inc.

The Partnership has appointed Charles Schwab & Co., Inc. to provide custodial services with respect to the safekeeping of the Partnership’s cash and securities and the settlement of securities transactions pursuant to an account control agreement. The Partnership has appointed NAV Consulting, Inc. (“NAV”) to act as the collateral administrator. NAV has also been retained to perform day-to-day administrative and accounting services, including calculating the Partnership’s net asset value and calculating the Advisory Fee, providing oversight with regard to the effecting subscriptions and redemptions of interests, Limited Partner recordkeeping and servicing other administrative functions. NAV is not responsible for the investment policies of the Investment Manager of the Partnership.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2020

(Continued)

4.	Investments in Bonds

Purchases and sales of investment securities during 2020 (excluding short-term securities and U.S. government obligations) were $2,759,190 and $387,672, respectively.

The following summarizes the investments as of December 31, 2020 by classification and method of valuation in accordance with the requirements of U.S. GAAP:

		Fair Value Measurement at Reporting Date Using
	12/31/20	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal issues	$8,957,819	$-	$8,702,819	$255,000

Total	$8,957,819	$-	$8,702,819	$255,000

The following is a reconciliation of assets and liabilities for which Level 3 inputs were used in determining value.

Financial Instruments – Assets

Municipal issues
Beginning Balance	$-
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases	-
Net Sales	-
Accrued Interest	-
Transfer into Level 3	255,000	*
Transfer out of Level 3	-
Ending Balance	$255,000

*	Transfers of securities into Level 3 were due to change in valuation technique.

The following is quantitative information about the significant unobservable inputs (Level 3) for the Partnership as of December 31, 2020.

	Fair Value	Valuation Techniques	Unobservable Input	Range and Weighted Average
Municipal Securities Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev	$255,000	Market comparable	Yield	9.825%

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2020

(Continued)

5.	Related Parties and Related Party Transactions

Management Fee

In exchange for the investment management services provided by the Investment Manager to the Partnership, the Investment Manager will receive from the Partnership a monthly advisory fee equal to 0.08333% (1.0% on an annualized basis) of the Partnership’s net asset value as of the first business day of each month. The advisory fee is payable whether or not the Partnership is profitable. The Investment Manager may, in its sole discretion, elect to waive all or a portion of the advisory fee with respect to certain partners, including partners that may also be employees, members or affiliates of the General Partner or the Investment Manager. The General Partner or Investment Manager will not receive an incentive fee or an incentive allocation.

Expenses

The General Partner will bear the organizational and initial offering costs of the Partnership; provided, however, that the Partnership will repay the General Partner for such organizational and initial offering costs, payable in monthly installments over the five-year period beginning January 1, 2018, up to 0.05% of the Partnership’s net assets per annum.

In addition to the advisory fee, organizational and initial offering expenses, and any extraordinary fees and expenses, the Partnership will bear all of its organizational and operating expenses, up to 0.25% of the Partnership’s net assets per annum. Expenses reimbursed by the General Partner and Investment Manager for the year ended December 31, 2020, amounted to $5,051.

6.	Risks and Uncertainties

The Partnership invests in various investment securities. Investment securities are exposed to various risks of loss such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect account balances and the amounts reported in the Statement of Assets, Liabilities and Partners’ Capital.

7.	Cash Concentration

The Partnership maintains its cash balances at Northern Trust Corporation, and at times, balances may exceed federally insured limits. The Partnership has never experienced any losses related to these balances.

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2020

(Continued)

8.	Financial Highlights

The net investment income ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Net Investment Income (net of reimbursed expenses)	4.94%

The operating expense ratio, which is calculated based on partners’ average monthly capital accounts, before and after reimbursed expenses made by the General Partner and Investment Manager for expenses totaling $5,051 during 2020, are as follows:

	After reimbursement	Before reimbursement
Operating expenses	1.21%	1.27%

The net investment income and expense ratios above are calculated using the standard management fee plus actual other expenses.

Total return information for partners’ capital invested, adjusted for cash flows related to capital contributions during the year, is as follows:

Total return	1.83%

The total return information above was calculated net of expenses reimbursed by the General Partner and Investment Manager to the Partnership for expenses.

Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Results are valued monthly, taking into account cash flows, and portfolio returns are asset-weighted by using beginning-of-the-month values. Other performance calculation methods may produce different results. The actual ratios and returns for an individual partner may vary from those presented above based on the Partnership’s interim investment performance, the timing of the Limited Partner’s capital transactions and an individual Limited Partner’s management fee arrangement.

9.	Subsequent Events

In accordance with GAAP, and in preparing these financial statements, the Partnership has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 7, 2022, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than those items listed below.

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Partnership’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

For the period January 1, 2021 through January 7, 2022, the Partnership had contributions totaling $1,098,678 and withdrawals totaling $2,200,891.

13

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Financial Statements

For the year ended December 31, 2019

Page(s)
Independent Auditor’s Report	1
Financial Statements
Statement of Assets, Liabilities and Partners’ Capital	2
Schedule of Investments	3 – 4
Statement of Operations	5
Statement of Changes in Partners’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8 – 12

INDEPENDENT AUDITOR'S REPORT

To the Partners of Backcountry Investment Partnership, LP

Report on the Financial Statements

We have audited the accompanying financial statements of Backcountry Investment Partnership, LP (the "Partnership"), which comprise the statement of assets, liabilities and partners’ capital, including the schedule of investments, as of December 31, 2019, and the related statements of operations, changes in partners’ capital and cash flows for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Partnership’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control. Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Backcountry Investment Partnership, LP as of December 31, 2019, and the results of its operations, the changes in its partners’ capital and its cash flows for the year then ended in accordance with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

January 7, 2022

1

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Assets, Liabilities and Partners’ Capital
December 31, 2019

Assets
Cash and cash equivalents	$639,712
Investments in bonds (cost basis of $13,316,886)	13,925,669
Interest receivable	236,945

Total Assets	$14,802,326

Liabilities and Partners’ Capital

Accrued other expenses	$19,690
Accrued management fee	9,365
Redemption payable	1,317

Total Liabilities	30,372

Partners’ capital	14,771,954

Total Liabilities and Partners’ Capital	$14,802,326

The accompanying notes to financial statements
are an integral part of these statements.

2

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Schedule of Investments

December 31, 2019

Security	Par Value	Fair Value
Municipal issues[1] – 94.3%
Alabama – 1.6%
Birmingham-Southern College - 6.000%, 12/01/2021	$135,000	$133,619
Birmingham-Southern College - 6.125%, 12/01/2025	105,000	103,851
Total Alabama	240,000	237,470

Arizona – 2.0%
Arizona Indl Dev Auth Ed Rev – 5.250%, 07/01/2052	280,000	288,344
Total Arizona	280,000	288,344

Colorado – 9.3%
Colorado Health Facs Auth Rev - 8.000%, 08/01/2043	750,000	847,058
Foothills Met Dist Colo Spl Rev - 6.000%, 12/01/2038	500,000	526,845
Total Colorado	1,250,000	1,373,903

Florida – 12.3%
Capital Tr Agy Fla Multifamily Rev - 6.000%, 07/01/2042	125,000	127,863
Capital Tr Agy Fla Priority First Mtg Rev - 5.750%, 01/01/2050*	435,000	435,000
Capital Tr Agy Fla Rev - 8.000%, 01/01/2034*	825,000	528,000
Florida Dev Fin Corp Healthcare Facs Rev - 6.000%, 02/01/2033	500,000	552,595
Palm Beach Cnty Fla Health Facs Auth Rev - 7.250%, 06/01/2034	150,000	168,108
Total Florida	2,035,000	1,811,566

Georgia – 1.2%
Macon-Bibb Cnty Ga Urban Dev Auth Rev - 5.875%, 06/15/2047	175,000	176,832
Total Georgia	175,000	176,832

Idaho – 6.4%
Idaho Health Facs Auth Rev - 8.000%, 10/01/2044	850,000	947,699
Total Idaho	850,000	947,699

Indiana – 6.8%
Anderson Ind Economic Dev Rev – 6.000%, 10/01/2042	950,000	1,004,710
Total Indiana	950,000	1,004,710

Kentucky – 1.1%
Kentucky Economic Dev Fin Auth Health Care Rev - 6.250%, 11/15/2046	200,000	161,510
Total Kentucky	200,000	161,510

Michigan – 1.3%
Detroit Local Development Finance Authority - 5.375%, 05/01/2021	200,000	200,578
Total Michigan	200,000	200,578

New Jersey – 11.5%
Middlesex Cnty N J Impt Auth Rev - 5.000%, 01/01/2032	1,965,000	1,525,389
New Jersey Economic Development Authority - 5.750%, 07/01/2047	175,000	168,249
Total New Jersey	2,140,000	1,693,638

North Carolina – 0.6%
Charlotte N C Hsg Auth Multi Family Hsg Rev - 6.000%, 12/01/2021	85,000	92,499
Total North Carolina	85,000	92,499

The accompanying notes to financial statements
 are an integral part of these statements.

3

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Schedule of Investments
December 31, 2019
(Continued)

Security	Par Value	Fair Value
Ohio – 1.4%
Southeastern Ohio Port Auth Hosp Facs Rev - 6.000%, 12/01/2042	$200,000	$214,956
Total Ohio	200,000	214,956

Pennsylvania – 14.4%
Delaware Cnty Pa Indl Dev Auth Charter Sch Rev - 5.250%, 08/15/2030	861,000	827,085
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.375%, 06/01/2040	250,000	263,085
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.500%, 06/01/2045	900,000	950,616
Philadelphia Pa Auth For Indl Dev Revs - 5.625%, 08/01/2036	75,000	80,240
Total Pennsylvania	2,086,000	2,121,026

Puerto Rico – 9.8%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.500%, 07/01/2034	45,000	48,018
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.550%, 07/01/2040	22,000	22,777
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.750%, 07/01/2053	168,000	175,395
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 5.000%, 07/01/2058	425,000	450,938
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2024	22,000	19,309
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2027	43,000	34,335
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2029	42,000	31,166
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2031	54,000	37,075
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2033	61,000	38,807
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2046	588,000	157,531
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2051	479,000	93,486
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.329%, 07/01/2040	233,000	236,197
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.536%, 07/01/2053	6,000	6,131
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.784%, 07/01/2058	93,000	96,594
Total Puerto Rico	2,281,000	1,447,759

Texas – 5.9%
Decatur Tex Hosp Auth Hosp Rev - 6.375%, 09/01/2042	350,000	396,921
Newark Higher Ed Fin Corp Tex Ed Rev - 5.750%, 08/15/2045	170,000	191,762
Red Riv Health Facs Dev Corp Tex Retirement Fac Rev - 7.500%, 11/15/2034	200,000	236,188
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev - 8.000%, 02/15/2038	45,000	45,231
Total Texas	765,000	870,102

Vermont – 3.3%
East Cent Vt Telecommunications Dist Proj Rev - 6.125%, 12/01/2040	450,000	487,494
Total Vermont	450,000	487,494

Virginia – 2.1%
James City Cnty Va Economic Dev Auth Residential Care Fac - 6.000%, 06/01/2043	306,073	306,061
Total Virginia	306,073	306,061

Wisconsin – 3.3%
Public Fin Auth Wis Rev - 5.750%, 12/01/2048	515,254	489,522
Total Wisconsin	515,254	489,522

Total municipal issues – 94.3% ($13,316,886 cost)	$15,008,327	$13,925,669

(1)	Percentages are based on Partners’ Capital of $14,771,954
*	Represents issuer in default on interest payments; non-income producing security.

The accompanying notes to financial statements
are an integral part of these statements.

4

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Operations

For the year ended December 31, 2019

Investment Income:
Interest	$739,920
Expenses:
Administrative	12,000
Audit and tax preparation	14,150
Custody	30
Management	117,837
Miscellaneous	41
Total expenses	144,058
Net investment income	595,862

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain	86,036
Net change in unrealized appreciation	280,921
Net gain on investments	366,957

Net increase in partners’ capital resulting from operations	$962,819

The accompanying notes to financial statements
are an integral part of these statements.

5

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Changes in Partners’ Capital
For the year ended December 31, 2019

Balances, December 31, 2018	$15,838,795

Net investment income	595,862
Net realized gain on investments	86,036
Net change in unrealized appreciation on investments	280,921

Net increase in partners’ capital resulting from operations	962,819

Partners' distributions	(2,029,660)

Balances, December 31, 2019	$14,771,954

The accompanying notes to financial statements
are an integral part of these statements.

6

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Statement of Cash Flows

For the year ended December 31, 2019

Cash Flows from Operating Activities:
Net increase in partners’ capital resulting from operations	$962,819
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized gain on sale of investments	(86,036)
Net change in unrealized appreciation on investments	(280,921)
Purchases of investment securities	(1,627,691)
Proceeds from sale of investment securities	3,056,606
Net amortization on investment securities	(70,124)
Decrease in interest receivable	113,494
Decrease in accrued other expenses	(7,264)
Net cash flows provided by operating activities	2,060,883

Cash Flows from Financing Activities:
Partners' distributions, net of redemptions payable	(1,973,684)

Net change in cash and cash equivalents	87,199

Cash and cash equivalents - Beginning of year	552,513

Cash and cash equivalents - End of year	$639,712

The accompanying notes to financial statements
are an integral part of these statements.

7

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements

December 31, 2019

1.	Partnership Description

Nature of Operations

Backcountry Investment Partnership, LP (the “Partnership”) is a Delaware limited partnership formed in February 2010 under the Delaware Revised Uniform Limited Partnership Act. The Partnership commenced investment operations on April 15, 2010. The Partnership’s primary investment objective is to seek high current income from investments in municipal securities exempt from regular federal income tax. Capital appreciation will be an additional investment objective of the Partnership.

Management

The general partner of the Partnership is LCP GP2, LLC (“General Partner”), a Delaware limited liability company. The investment manager of the Partnership is Lind Capital Partners, LLC (“Investment Manager”), an Illinois limited liability company. The General Partner is a wholly owned subsidiary of the Investment Manager. The General Partner has sole discretion over the conduct of the business and operations of the Partnership, and over the specific investments and investment techniques utilized.

The backgrounds and experience of the individuals primarily responsible for the operation and management of the General Partner are as follows:

Mr. Jon Robert Lind, Jr., a founding member of the General Partner, has over 35 years of experience in the municipal bond market.

Mr. David M. Murdoch, a founding member of the General Partner, has over 30 years of experience in secured loan structuring, underwriting and origination, primarily in the commercial real estate markets.

2.	Summary of Significant Accounting Policies

Principles of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash and Cash Equivalents

The Partnership defines cash and cash equivalents as highly liquid, short-term investments with a maturity at the date of acquisition of three months or less.

Securities Valuation

The Partnership utilizes various methods to measure the fair value of most of its investments on the recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Partnership has the ability to access at the measurement date.

8

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
 December 31, 2019
(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Securities Valuation (Continued)

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads, and market-collaborated inputs.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Partnership’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new or not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Partnership’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Municipal bonds – The fair value of municipal bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. In instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, municipal bonds are categorized in level 3.

Income Taxes

No provision has been made for income taxes since the Partnership is not subject to state or federal income taxes. The Partners, however, are subject to applicable income taxes on their respective share of the earnings of the Partnership.

The Partnership follows the provisions of FASB ASC subtopic 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-than-not” threshold would be recorded as a tax expense.

The Partnership has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, the Partnership has evaluated all its tax positions and has determined that none of them are uncertain. The open tax years include calendar years ended 2017 through 2019. No examination of the Partnership’s tax filings has been initiated by any relevant taxing authority.

9

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
 December 31, 2019
(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date).  Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments utilizing the effective yield method. Gains and losses are determined on the identified cost basis.

Profit and Loss Allocation

A capital account (a “Capital Account”) is established for each Limited Partner with an initial balance equal to the amount of the Limited Partner’s initial capital contribution. Each Limited Partner’s Capital Account is credited the amount of additional capital contributions and allocations of realized and unrealized profits, and each Limited Partner’s Capital Account is debited the amount of any distributions to such Limited Partner and allocations of realized and unrealized losses.

Profits and losses of the Partnership are allocated each month among the Limited Partners based on the balance in each Limited Partner’s Capital Account at the beginning of the month. The Partnership may establish a separate Capital Account for each capital contribution made by a Partner.

3.	Agreements with NAV Consulting, Inc. and Charles Schwab & Co., Inc.

The Partnership has appointed Charles Schwab & Co., Inc. to provide custodial services with respect to the safekeeping of the Partnership’s cash and securities and the settlement of securities transactions pursuant to an account control agreement. The Partnership also appointed NAV Consulting, Inc. (“NAV”) to act as the collateral administrator. NAV has also been retained to perform day-to-day administrative and accounting services, including calculating the Partnership’s net asset value and calculating the Advisory Fee, providing oversight with regard to the effecting subscriptions and redemptions of interests, Limited Partner recordkeeping and servicing other administrative functions. NAV is not responsible for the investment policies of the Investment Manager of the Partnership.

10

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
December 31, 2019
(Continued)

4.     Investments in Bonds

Purchases and sales of investment securities during 2019 (excluding short-term securities and U.S. government obligations) were $1,627,691 and $3,056,606, respectively.

The following summarizes the investments as of December 31, 2019 by classification and method of valuation in accordance with the requirements of U.S. GAAP:

Fair Value Measurement at Reporting Date Using

	12/31/19	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal issues	$13,925,669	$-	$13,925,669	$
Total	$13,925,669	$-	$13,925,669	$

5.	Related Parties and Related-Party Transactions

Management Fee

In exchange for the investment management services provided by the Investment Manager to the Partnership, the Investment Manager will receive from the Partnership a monthly advisory fee equal to 0.08333% (1.0% on an annualized basis) of the Partnership’s net asset value as of the first business day of each month. The advisory fee is payable whether or not the Partnership is profitable.  The advisory fee will be pro-rated in the case of partial months. The Investment Manager, in its sole discretion, may elect to waive a portion of the advisory fee with respect to certain large or strategic investors and employees, partners, or affiliates of the General Partner and Investment Manager. The General Partner or Investment Manager will not receive an incentive fee or an incentive allocation.

Expenses

In addition to the advisory fee, organizational and initial offering expenses, and any extraordinary fees and expenses, the Partnership will bear all of its organizational and operating expenses, up to 0.30% of the Partnership’s net assets per annum. No expenses were reimbursed by the General Partner for the year ended December 31, 2019.

6.	Risks and Uncertainties

The Partnership invests in various investment securities. Investment securities are exposed to various risks of loss such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect account balances and the amounts reported in the Statement of Assets, Liabilities and Partners’ Capital.

7.	Cash Concentration

The Partnership maintains its cash balances at Northern Trust Corporation, and at times, balances may exceed federally insured limits. The Partnership has never experienced any losses related to these balances.

11

BACKCOUNTRY INVESTMENT PARTNERSHIP, LP

Notes to Financial Statements
 December 31, 2019
(Continued)

8.     Financial Highlights

The net investment income ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Net Investment Income	3.61%

The operating expense ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Operating expenses	1.16%

The net investment income and expense ratios above are calculated using the standard management fee of 1.0% per annum, plus actual other expenses limited to 0.30% of the Partnership’s net assets per annum.

Total return information for partners’ capital invested, adjusted for cash flows related to capital contributions during the year, is as follows:

Total return	9.64%

Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Results are valued monthly, taking into account cash flows, and portfolio returns are asset-weighted by using beginning-of-the-month values. Other performance calculation methods may produce different results. The actual ratios and returns for an individual partner may vary from those presented above based on the Partnership’s interim investment performance, the timing of the Limited Partner’s capital transactions and an individual Limited Partner’s management fee arrangement.

9. Subsequent Events

In accordance with GAAP, and in preparing these financial statements, the Partnership has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 7, 2022, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than those items listed below.

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Partnership’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

For the period January 1, 2020 through January 7, 2022, the Partnership had no contributions but withdrawals totaling $1,732,448.

12

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Financial Statements

For the year ended December 31, 2019

Page(s)
Independent Auditor’s Report	1
Financial Statements
Statement of Assets, Liabilities and Partners’ Capital	2
Schedule of Investments	3 - 4
Statement of Operations	5
Statement of Changes in Partners’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8 - 12

INDEPENDENT AUDITOR'S REPORT

To the Partners of Backcountry Investment Partnership 3, LP

Report on the Financial Statements

We have audited the accompanying financial statements of Backcountry Investment Partnership 3, LP (the "Partnership"), which comprise the statement of assets, liabilities and partners’ capital, including the schedule of investments, as of December 31, 2019, and the related statements of operations, changes in partners’ capital and cash flows for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Partnership's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Backcountry Investment Partnership 3, LP as of December 31, 2019, and the results of its operations, the changes in its partners’ capital and its cash flows for the year then ended in accordance with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

January 7, 2022

1

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Assets, Liabilities and Partners’ Capital

December 31, 2019

Assets

Cash and cash equivalents	$601,874
Investments in bonds (cost basis of $6,295,171)	6,670,399
Interest receivable	102,773

Total Assets	$7,375,046

Liabilities and Partners’ Capital

Accrued other expenses	$13,902
Accrued management fee	4,025
Redemption payable	845

Total Liabilities	18,772

Partners’ capital	7,356,274

Total Liabilities and Partners’ Capital	$7,375,046

The accompanying notes to financial statements
are an integral part of these statements.

2

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Schedule of Investments

December 31, 2019

Security	Par Value	Fair Value
Municipal Issues[1] – 90.7%

Alabama – 0.5%
Birmingham Ala Private Edl Bldg Auth Rev - 6.000%, 12/01/2027	$35,000	$34,608
Total Alabama	35,000	34,608

Arizona – 4.4%
Arizona Indl Dev Auth Rev - 5.625%, 10/01/2049	100,000	99,775
Pima Cnty Ariz Indl Dev Auth Ed Rev - 5.000%, 06/15/2052	215,000	221,588
Total Arizona	315,000	321,363

Florida – 5.1%
Capital Tr Agy Fla Multifamily Rev - 6.000%, 07/01/2042	255,000	260,840
Collier Cnty Fla Indl Dev Auth Continuing Care Cmnty Rev - 8.250%, 05/15/2049*	125,000	117,125
Total Florida	380,000	377,965

Idaho – 2.1%
Idaho Health Facs Auth Rev - 8.000%, 10/01/2044	140,000	156,092
Total Idaho	140,000	156,092

Illinois – 1.5%
Eastern Ill Univ Revs - 5.800%, 10/01/2033	110,000	108,881
Total Illinois	110,000	108,881

Indiana – 4.3%
Anderson Ind Economic Dev Rev - 6.000%, 10/01/2042	300,000	317,277
Total Indiana	300,000	317,277

Kentucky – 4.9%
Kentucky Economic Dev Fin Auth Health Care Rev - 6.000%, 11/15/2036	30,000	24,258
Kentucky Economic Dev Fin Auth Health Care Rev - 6.250%, 11/15/2046	290,000	234,190
Kentucky Economic Dev Fin Auth Health Care Rev - 5.500%, 11/15/2027	125,000	104,978
Total Kentucky	445,000	363,426

Louisiana – 5.2%
Jefferson Parish La Economic Dev & Port Dist Rev - 5.625%, 06/15/2048	350,000	380,568
Total Louisiana	350,000	380,568

Michigan – 4.3%
Grand Rapids Mich Economic Dev Corp Sr Cmnty Rev - 5.500%, 04/01/2039	320,000	317,344
Total Michigan	320,000	317,344

New Hampshire – 1.3%
National Fin Auth N H Rev - 5.750%, 07/01/2054	85,000	93,478
Total New Hampshire	85,000	93,478

New Jersey – 9.2%
Middlesex Cnty N J Impt Auth Rev - 5.000%, 01/01/2032	750,000	582,209
New Jersey Economic Development Authority – 5.750%, 07/01/2047	100,000	96,142
Total New Jersey	850,000	678,351

New York – 0.7%
Dutchess Cnty N Y Indl Dev Agy Civic Fac Rev - 4.500%, 08/01/2036	50,000	49,999
Total New York	50,000	49,999

The accompanying notes to financial statements
are an integral part of these statements.

3

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Schedule of Investments

December 31, 2019

 (Continued)

Security	Par Value	Fair Value
Ohio – 9.3%
Columbus-Franklin Cnty Ohio Fin Auth Rev - 6.500%, 03/01/2048	$450,000	$483,309
Dayton-Montgomery Cnty Ohio Port Auth Proj Rev - 7.000%, 01/15/2040	100,000	102,071
Marion Cnty Ohio Health Care Fac Rev - 5.125%, 12/01/2049	100,000	100,034
Total Ohio	650,000	685,414

Pennsylvania – 3.0%
Delaware Cnty Pa Indl Dev Auth Charter Sch Rev - 6.125%, 08/15/2040	165,000	165,356
Philadelphia Pa Auth For Indl Dev Health Care Fac Rev - 6.500%, 06/01/2045	50,000	52,812
Total Pennsylvania	215,000	218,168

Puerto Rico – 3.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.500%, 07/01/2034	7,000	7,469
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.550%, 07/01/2040	3,000	3,106
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.750%, 07/01/2053	28,000	29,233
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 5.000%, 07/01/2058	73,000	77,455
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2024	4,000	3,511
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2027	7,000	5,589
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2029	7,000	5,194
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2031	9,000	6,179
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2033	9,000	5,726
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2046	101,000	27,059
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 0.000%, 07/01/2051	82,000	16,004
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.329%, 07/01/2040	39,000	39,535
Puerto Rico Sales Tax Fing Corp Sales Tax Rev - 4.784%, 07/01/2058	15,000	15,580
Total Puerto Rico	384,000	241,640

Tennessee – 4.8%
Metropolitan Govt Nashville & Davidson Cnty Tenn Health & Edl Facs - 6.250%, 04/01/2049	225,000	251,361
Shelby Cnty Tenn Health Edl & Hsg Fac Brd Retirement Fac Rev - 5.750%, 10/01/2054	100,000	99,394
Total Tennessee	325,000	350,755

Texas – 12.1%
Clifton Tex Higher Ed Fin Corp Ed Rev - 6.125%, 08/15/2048	325,000	366,522
Port Beaumont Tex Nav Dist Dock & Wharf Fac Rev - 8.000%, 02/01/2039	470,000	526,070
Total Texas	795,000	892,592

Vermont – 6.4%
East Cent Vt Telecommunications Dist Proj Rev - 6.125%, 12/01/2040	240,000	259,997
East Cent Vt Telecommunications Dist Proj Rev - 5.600%, 12/01/2043	200,000	209,468
Total Vermont	440,000	469,465

Virginia – 4.8%
James City Cnty Va Economic Dev Auth Residential Care Fac Rev - 6.000%, 06/01/2043	355,425	355,411
Total Virginia	355,425	355,411

Wisconsin – 3.5%
Public Fin Auth Wis Multifamily Rent Hsg Rev - 4.650%, 12/01/2035	100,000	90,703
Public Fin Auth Wis Rev - 5.500%, 12/01/2048*	50,000	50,000
Public Fin Auth Wis Sr Living Cmnty First Mtg Rev - 5.750%, 05/01/2054	115,000	116,899
Total Wisconsin	265,000	257,602

Total municipal issues – 90.7% ($6,295,171 cost)	$6,809,425	$6,670,399

(1)	Percentages are based on Partners’ Capital of $7,356,274

*	Represents issuer in default on interest payments; non-income producing security.

The accompanying notes to financial statements
are an integral part of these statements.

4

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Operations

For the year ended December 31, 2019

Investment Income:
Interest	$336,783

Expenses:
Administrative	12,000
Audit and tax preparation	8,300
Custody	34
Management	43,093
Organizational	3,225
Total expenses	66,652
Less reimbursed expenses	(7,436)
Net expenses	59,216
Net investment income	277,567

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss	(17,003)
Net change in unrealized appreciation	420,089
Net gain on investments	403,086

Net increase in partners’ capital resulting from operations	$680,653

The accompanying notes to financial statements
are an integral part of these statements.

5

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Changes in Partners’ Capital

For the year ended December 31, 2019

Balances, December 31, 2018	$6,525,093

Net investment income	277,567
Net realized loss on investments	(17,003)
Net change in unrealized appreciation on investments	420,089

Net increase in partners’ capital resulting from operations	680,653

Partners' contributions	1,035,247
Partners' distributions	(884,719)

Balances, December 31, 2019	$7,356,274

The accompanying notes to financial statements
are an integral part of these statements.

6

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Statement of Cash Flows

For the year ended December 31, 2019

Cash Flows from Operating Activities:
Net increase in partners’ capital resulting from operations	$680,653
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Net realized loss on sale of investments	17,003
Net change in unrealized appreciation on investments	(420,089)
Purchases of investment securities	(2,925,076)
Proceeds from sale of investment securities	670,968
Net amortization on investment securities	(10,605)
Increase in interest receivable	(53,372)
Decrease in due from general partner	1,120
Increase in accrued management fee	4,025
Increase in accrued other expenses	13,902
Net cash flows used in by operating activities	(2,021,471)

Cash Flows from Financing Activities:
Partners’ contributions	1,035,247
Subscriptions received in advance	(54,659)
Partners' distributions, net of redemptions payable	(883,874)

Net cash provided by financing activities	96,714

Net change in cash and cash equivalents	(1,924,757)

Cash and cash equivalents - Beginning of year	2,526,631

Cash and cash equivalents - End of year	$601,874

The accompanying notes to financial statements
are an integral part of these statements.

7

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2019

1.	Partnership Description

Nature of Operations

Backcountry Investment Partnership 3, LP (the “Partnership”) is a Delaware limited partnership formed in April 2017 under the Delaware Revised Uniform Limited Partnership Act. The Partnership commenced investment operations on June 29, 2017. The Partnership’s primary investment objective is to seek high current income from investments in municipal securities exempt from regular federal income tax. Capital appreciation will be an additional investment objective of the Partnership.

Management

The general partner of the Partnership is LCP GP 3, LLC (“General Partner”), a Delaware limited liability company. The investment manager of the Partnership is Lind Capital Partners, LLC (“Investment Manager”), an Illinois limited liability company. The General Partner is a wholly owned subsidiary of the Investment Manager. The General Partner has sole discretion over the conduct of the business and operations of the Partnership, and over the specific investments and investment techniques utilized.

The backgrounds and experience of the individuals primarily responsible for the operation and management of the General Partner are as follows:

Mr. Jon Robert Lind, Jr., a founding member of the General Partner, has over 35 years of experience in the municipal bond market.

Mr. David M. Murdoch, a founding member of the General Partner, has over 30 years of experience in secured loan structuring, underwriting and origination, primarily in the commercial real estate markets.

2.	Summary of Significant Accounting Policies

Principles of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash and Cash Equivalents

The Partnership defines cash and cash equivalents as money market and checking accounts as well as highly liquid, short-term investments with a maturity at the date of acquisition of three months or less.

Securities Valuation

The Partnership utilizes various methods to measure the fair value of most of its investments on the recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Partnership has the ability to access at the measurement date.

8

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2019

(Continued)

2.	Summary of Significant Accounting Policies (Continued)

Securities Valuation (Continued)

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads, and market-collaborated inputs.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Partnership’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new or not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Partnership’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Municipal bonds – The fair value of municipal bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. In instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, municipal bonds are categorized in level 3.

Income Taxes

No provision has been made for income taxes since the Partnership is not subject to state or federal income taxes. The Partners, however, are subject to applicable income taxes on their respective share of the earnings of the Partnership.

The Partnership follows the provisions of FASB ASC subtopic 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-than-not” threshold would be recorded as a tax expense.

The Partnership has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, the Partnership has evaluated all its tax positions and has determined that none of them are uncertain. The open tax years include calendar years ended 2017 through 2019. No examination of the Partnership’s tax filings has been initiated by any relevant taxing authority.

9

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2019

 (Continued)

2.	Summary of Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments utilizing the effective yield method. Gains and losses are determined on the identified cost basis.

Profit and Loss Allocation

A capital account (a “Capital Account”) is established for each Limited Partner with an initial balance equal to the amount of the Limited Partner’s initial capital contribution. Each Limited Partner’s Capital Account is credited the amount of additional capital contributions and allocations of realized and unrealized profits, and each Limited Partner’s Capital Account is debited the amount of any distributions to such Limited Partner and allocations of realized and unrealized losses.

Profits and losses of the Partnership are allocated each month among the Limited Partners based on the balance in each Limited Partner’s Capital Account at the beginning of the month. The Partnership may establish a separate Capital Account for each capital contribution made by a Partner.

3.	Agreements with NAV Consulting, Inc. and Charles Schwab & Co., Inc.

The Partnership has appointed Charles Schwab & Co., Inc. to provide custodial services with respect to the safekeeping of the Partnership’s cash and securities and the settlement of securities transactions pursuant to an account control agreement. The Partnership has appointed NAV Consulting, Inc. (“NAV”) to act as the collateral administrator. NAV has also been retained to perform day-to-day administrative and accounting services, including calculating the Partnership’s net asset value and calculating the Advisory Fee, providing oversight with regard to the effecting subscriptions and redemptions of interests, Limited Partner recordkeeping and servicing other administrative functions. NAV is not responsible for the investment policies of the Investment Manager of the Partnership.

10

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2019

 (Continued)

4.	Investments in Bonds

Purchases and sales of investment securities during 2019 (excluding short-term securities and U.S. government obligations) were $2,925,076 and $670,968, respectively.

The following summarizes the investments as of December 31, 2019 by classification and method of valuation in accordance with the requirements of U.S. GAAP:

		Fair Value Measurement at Reporting Date Using
	12/31/19	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal issues	$6,670,399	$-	$6,670,399	$-
Total	$6,670,399	$-	$6,670,399	$-

5.	Related Parties and Related Party Transactions

Management Fee

In exchange for the investment management services provided by the Investment Manager to the Partnership, the Investment Manager will receive from the Partnership a monthly advisory fee equal to 0.08333% (1.0% on an annualized basis) of the Partnership’s net asset value as of the first business day of each month. The advisory fee is payable whether or not the Partnership is profitable. The Investment Manager may, in its sole discretion, elect to waive all or a portion of the advisory fee with respect to certain partners, including partners that may also be employees, members or affiliates of the General Partner or the Investment Manager. The General Partner or Investment Manager will not receive an incentive fee or an incentive allocation.

Expenses

The General Partner will bear the organizational and initial offering costs of the Partnership; provided, however, that the Partnership will repay the General Partner for such organizational and initial offering costs, payable in monthly installments over the five-year period beginning January 1, 2018, up to 0.05% of the Partnership’s net assets per annum.

In addition to the advisory fee, organizational and initial offering expenses, and any extraordinary fees and expenses, the Partnership will bear all of its organizational and operating expenses, up to 0.25% of the Partnership’s net assets per annum. Expenses reimbursed by the General Partner and Investment Manager for the year ended December 31, 2019, amounted to $7,436.

6.	Risks and Uncertainties

The Partnership invests in various investment securities. Investment securities are exposed to various risks of loss such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect account balances and the amounts reported in the Statement of Assets, Liabilities and Partners’ Capital.

7.	Cash Concentration

The Partnership maintains its cash balances at Northern Trust Corporation, and at times, balances may exceed federally insured limits. The Partnership has never experienced any losses related to these balances.

11

BACKCOUNTRY INVESTMENT PARTNERSHIP 3, LP

Notes to Financial Statements

December 31, 2019

 (Continued)

8.	Financial Highlights

The net investment income ratio, which is calculated based on partners’ average monthly capital accounts, is as follows:

Net Investment Income (net of reimbursed expenses)	4.16%

The operating expense ratio, which is calculated based on partners’ average monthly capital accounts, before and after reimbursed expenses made by the General Partner and Investment Manager for expenses totaling $7,436 during 2019, are as follows:

	After reimbursement	Before reimbursement
Operating expenses	1.07%	1.19%

The net investment income and expense ratios above are calculated using the standard management fee plus actual other expenses.

Total return information for partners’ capital invested, adjusted for cash flows related to capital contributions during the year, is as follows:

Total return	10.95%

The total return information above was calculated net of expenses reimbursed by the General Partner and Investment Manager to the Partnership for expenses.

Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Results are valued monthly, taking into account cash flows, and portfolio returns are asset-weighted by using beginning-of-the-month values. Other performance calculation methods may produce different results. The actual ratios and returns for an individual partner may vary from those presented above based on the Partnership’s interim investment performance, the timing of the Limited Partner’s capital transactions and an individual Limited Partner’s management fee arrangement.

9.	Subsequent Events

In accordance with GAAP, and in preparing these financial statements, the Partnership has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 7, 2022, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than those items listed below.

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Partnership’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

For the period January 1, 2020 through January 7, 2022, the Partnership had contributions totaling $2,948,678 and withdrawals totaling $2,200,891.

12

PART C—OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.       Financial Statements.

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed as part of the Statement of Additional Information.

2.       Exhibits:

a.	Agreement and Declaration of Trust dated August 24, 2021.[1]

b.	By-Laws of Registrant dated August 24, 2021.[1]

c.	None.

d.	Copies of the constituent instruments defining the rights of the holders of securities.*

e.	Dividend Reinvestment Plan.*

f.	None.

g.	Investment Advisory Agreement with Lind Capital Partners, LLC. [2]

h.	Distribution Agreement with Ultimus Fund Distributors, LLC. [2]

i.	None.

j.	Custodian Agreement with Fifth Third Bank, N.A. [2]

k.1	Master Services Agreement with Ultimus Fund Solutions, LLC. [2]

k.2.	Consulting Agreement with Northern Lights Compliance Services.[2]

k.3.	Expense Limitation Agreement with Lind Capital Partners, LLC. [3]

l.	Opinion and consent of Strauss Troy Co., LPA.[2]

m.	None.

n	Consent of Registrant's and Predecessor Funds' independent registered public accounting firm, previously filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed January 13, 2022.

o.	None.

p.	Subscription Agreement.*

q.	None.

r(1).	Code of Ethics of Registrant.[2]

r(2)	Code of Ethics of Lind Capital Partners, LLC.[2]

r(3)	Code of Ethics of Ultimus Fund Distributors, LLC.[2]

[1]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 filed September 2, 2021.

[2]	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 filed January 13, 2022.

[3]	Filed herewith.

*	To be filed by amendment.

Item 26: Marketing Arrangements

See Distribution Agreement.

Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees	$ *
Printing and engraving expenses	*
Legal fees	*
Accounting expenses	*
Total	*

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

Set forth below is the number of record holders as of [·] of each class of securities of the Registrant.

Title of Class	Number of Record Holders
Common shares of beneficial interest	[ ]

Item 30: Indemnification

Reference is made to Article VIII, Section 2, of the Registrant’s Declaration and Agreement of Trust, which is incorporated by reference herein.

(a)	To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DSTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

(b)	Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefor, except as described in the last sentence of the first paragraph of this Section 2 of this Article VIII.

Item 31: Business and Other Connections of Investment Manager

Lind Capital Partners, LLC is an Illinois limited liability company that offers investment management services and is a registered investment adviser. Lind Capital’s offices are located at 500 Davis Center, Suite 1004, Evanston, Illinois 60201. Information as to the officers and directors of Lind Capital is included in its current Form ADV (File No. 801-77824) filed with the SEC.

Set forth below is information relating to the business, profession, vocation, or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lind Capital:

None.

Item 32: Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Fund, 500 Davis Center, Suite 1004, Evanston, IL 60201 or

(i)	Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (records relating to its function as Administrator, Fund Accountant, and Transfer Agent), and

(ii)	Fifth Third Bank, NA, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as Custodian)

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1. Not applicable.

2. Not applicable.

3. (a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (ii) to reflect in the Prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d) Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. Not applicable.

5. Not applicable.

6. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to our directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than our payment of expenses incurred or paid by one of our director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Evanston, and the State of Illinois on the 1st day of February, 2022.

Lind Capital Partners Municipal Credit Income Fund

By:	/s/J. Robert Lind
J. Robert Lind, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/J. Robert Lind	February 1, 2022
J. Robert Lind, Trustee, President and Principal Executive Officer	Date

*	February 1, 2022
Richard H. Adler, Trustee	Date

*	February 1, 2022
Thomas J. Schmidt, Trustee	Date

/s/Erik Naviloff	February 1, 2022
Erik Naviloff, Treasurer and Principal Financial Officer	Date

* By: /s/ J. Robert Lind	February 1, 2022
J. Robert Lind, Attorney-in-Fact	Date

*	Attorney-in-fact pursuant to Powers of Attorney incorporated by reference to Pre-Effective Amendment No. 1 to the Fund’s Registration Statement filed on September 2, 2021.

EXHIBIT INDEX

(k)(3)	Expense Limitation Agreement